UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07261
      ---------------------------------------------------------------------

                               CREDIT SUISSE TRUST
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            466 Lexington Avenue, New York, New York    10017-3140
    -------------------------------------------------------------------------
            (Address of Principal Executive Offices)    (Zip Code)

                               J. Kevin Gao, Esq.
                               Credit Suisse Trust
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31st

Date of reporting period: January 1, 2005 to December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.




CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


      CREDIT SUISSE TRUST
      o  GLOBAL SMALL CAP PORTFOLIO


Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by
Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 19, 2006
Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust--Global Small Cap Portfolio *,1 (the "Portfolio") had a gain of 16.14%, vs. an increase of 12.10% for the Russell MidCap (R) Growth Index 2, an increase of 14.25% for the Morgan Stanley Capital International World Small Cap Index (Price Only) 2, and an increase of 10.02% for the Morgan Stanley World Index. 2

THE MARKET: FOREIGN STOCKS OUTPERFORM US EQUITIES

      The year was a broadly positive one for equities globally, and most foreign markets handily outpaced US stocks, at least in local currency terms. European markets generally posted double-digit gains in euro terms, aided in part by a relatively benign interest-rate backdrop. Japan was a notable standout, up about 40% locally, amid signs that the world's second largest economy may be poised for a sustainable recovery at long last. For dollar-based investors, a decline in major currencies vs. the dollar reduced returns, though most foreign markets still outperformed the US on that basis. Emerging markets generally had the best dollar-based results in 2005.

      From a sector standpoint, energy was the best performing area of the US stock market. Energy stocks also outperformed abroad, though materials and industrials stocks had even better returns overseas for the period. Consumer stocks generally underperformed globally.

STRATEGIC REVIEW: AIDED BY STOCK SELECTION

      The Portfolio was supported by the favorable environment for small caps globally, and its outperformance reflected good stock selection in a variety of sectors. Stocks that contributed positively to the Portfolio's absolute and relative performance included its materials, industrials, health care and consumer-related holdings. The Portfolio's technology and utilities holdings modestly underperformed in the period.

      With respect to noteworthy recent portfolio activity, our purchases included Salesforce.com (1.4% of the Portfolio's net assets as of December 31, 2005), a software company that licenses its enterprise resource planning applications to a number of large companies. Our late-period sales included Colt Telecom, a UK based provider of business telecommunications services across Europe. The stock had rallied to reach our sell target. We also exited our position in Mega

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CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Bloks, a Canadian toy company, based on valuation along with our concerns regarding an acquisition the company made recently.

      Going forward, we will continue to employ a bottom-up investment approach, seeking to identify companies trading at a discount to their projected growth rates or intrinsic asset values. Factors we incorporate include price/earnings growth, book value, strong returns on capital and reliability and effectiveness of management.

      The Portfolio ordinarily holds equity securities of small companies from at least three countries, including the US, and we seek to take advantage of both growth and value opportunities. The Portfolio's investable universe is hence broad and large, and our focus remains on attempting to find innovative companies with unrecognized potential.

The Credit Suisse Global Small Cap Team

Calvin E. Chung
Leo M. Bernstein
Crispin Finn

* Effective February 21, 2005, the Portfolio changed its name to "Credit Suisse Trust - Global Small Cap Portfolio".

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE PORTFOLIO'S INVESTMENTS IN START-UP AND OTHER SMALL COMPANIES AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

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CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    COMPARISON OF CHANGE IN VALUE OF $10,000
      INVESTMENT IN THE CREDIT SUISSE TRUST--GLOBAL SMALL CAP PORTFOLIO 1,
          THE RUSSELL MIDCAP(R) GROWTH INDEX 2, THE MSCI WORLD INDEX 2
                        AND MSCI WORLD SMALL CAP INDEX 2
                            FROM INCEPTION (9/30/96).

                                  [LINE CHART]

              CREDIT SUISSE
             TRUST -- GLOBAL    RUSSELL MIDCAP
                SMALL CAP           GROWTH        MSCI WORLD    MSCI WORLD SMALL
               PORTFOLIO 1        INDEX 2,3        INDEX 2,3     CAP INDEX 2,3
             ---------------    --------------    -----------   ----------------
      9/96         10000           10000             10000          10000
                    9730            9883             10072           9950
                    9760           10465             10638          10257
     12/96          9760           10289             10469          10169
                   10200           10744             10597          10232
                    9520           10507             10721          10213
                    8870            9914             10511           9770
                    8900           10156             10856           9561
                    9880           11066             11528          10482
                   10090           11373             12105          10806
                   10950           12461             12664          10949
                   10860           12340             11818          10667
                   11570           12964             12462          10938
                   10840           12315             11808          10363
                   10840           12444             12019           9886
     12/97         11062           12608             12167           9588
                   10932           12381             12508           9773
                   12032           13545             13357          10624
                   12742           14113             13923          10918
                   12912           14304             14061          10990
                   12022           13716             13887          10713
                   12522           14104             14218          10441
                   11312           13500             14197           9947
                    8941           10923             12306           8296
                    9591           11749             12526           8280
                    9952           12615             13661           8862
                   10762           13465             14475           9336
     12/98         11822           14860             15184           9533
                   12182           15305             15519           9539
                   11262           14557             15108           9110
                   12132           15368             15740           9440
                   12232           16068             16362          10158
                   12062           15861             15767          10035
                   13282           16969             16504          10587
                   12682           16428             16456          10842
                   12682           16258             16429          10876
                   12702           16119             16272          10844
                   13762           17366             17120          10707
                   15832           19164             17604          11163
     12/99         19263           22482             19031          11946
                   18983           22478             17944          11854
                   22303           27203             17994          13286
                   22383           27230             19240          12791
                   20293           24586             18429          11875
                   19073           22793             17965          11647
                   20223           25212             18572          12506
                   19613           23616             18051          11931
                   22453           27177             18641          12748
                   21683           25848             17652          12330
                   19153           24080             17358          11738
                   15172           18848             16307          11162
     12/00         15615           19841             16573          11574
                   16085           20974             16895          11996
                   13975           17346             15469          11639
                   12107           14863             14456          10968
                   13207           17341             15528          11814
                   12955           17259             15335          11913
                   12554           17268             14857          11870
                   11671           16104             14661          11467
                   10937           14937             13960          11432
                    9367           12468             12732           9913
                    9928           13778             12977          10565
                   10719           15262             13747          11222
     12/01         11144           15842             13835          11498
                   10719           15328             13417          11254
                   10330           14459             13303          11152
                   10868           15562             13894          11991
                   10559           14739             13427          12162
                   10249           14299             13458          12110
                    9573           12721             12645          11466
                    8358           11484             11580          10211
                    8025           11444             11604          10154
                    7246           10535             10331           9367
                    7463           11352             11095           9471
                    8014           12241             11696           9996
     12/02          7337           11501             11131           9528
                    7108           11389             10795           9354
                    6867           11290             10610           9183
                    6753           11500             10581           9169
                    7486           12283             11526          10090
                    8369           13464             12190          11122
                    8702           13657             12406          11469
                    9057           14144             12660          11919
                    9630           14924             12937          12656
                    9688           14634             13019          12873
                   10467           15814             13794          13998
                   10582           16238             14007          14241
     12/03         10834           16415             14889          14820
                   11350           16956             15132          15450
                   11545           17241             15390          15760
                   11522           17208             15294          16156
                   11338           16723             14990          15399
                   11293           17118             15137          15437
                   11671           17390             15454          16102
                   10731           16239             14953          15259
                   10616           16039             15025          15225
                   10880           16637             15314          15754
                   11178           17201             15693          16202
                   12107           18089             16524          17479
     12/04         12783           18955             17160          18171
                   12680           18447             16776          17935
                   12909           18914             17316          18506
                   12794           18638             16987          18032
                   12336           17900             16628          17289
                   12978           18925             16937          17794
                   13414           19277             17091          18294
                   14044           20401             17691          19231
                   14228           20277             17833          19407
                   14365           20538             18301          19869
                   13884           19935             17861          19195
                   14273           21017             18466          19961
     12/05         14847           21248             18880          20761

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                       SINCE
                   1 YEAR           5 YEARS          INCEPTION
                   ------           -------          ---------
                   16.14%           (1.00)%            4.36%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_______________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell MidCap(R) Growth Index and the Morgan Stanley Capital International World Index were benchmarks for the Global Small Cap Portfolio. The Russell MidCap(R) Growth Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. The Morgan Stanley Capital International World Small Cap Index is an unmanaged broadbased index comprised of small cap companies from 23 developed markets. The index returns shown above are price only and do not reflect the reinvestment of dividends. It is the exclusive property of Morgan Stanley Capital International Inc. In order to reflect changes to the Portfolio's investment policy and name, the Morgan Stanley Capital International World Small Cap Index replaced the Morgan Stanley Capital International World Index and the Russell MidCap(R) Growth Index as the Portfolio's benchmark effective February 21, 2005. Investor cannot invest directly in an index.

3 Performance for the index is not available for the period beginning 9/30/96 (inception date). For that reason, performance is shown for the period beginning 10/1/96.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $1,000.00
Ending Account Value 12/31/05                                        $1,106.80
Expenses Paid per $1,000*                                            $    7.43

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $1,000.00
Ending Account Value 12/31/05                                        $1,018.15
Expenses Paid per $1,000*                                            $    7.12

ANNUALIZED EXPENSE RATIOS*                                                1.40%

______________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROPECTUS OF THE INSURANCE COMPANY SEPERATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFOMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

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CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                             24.3%
Industrials                                        20.7%
Consumer Discretionary                             16.5%
Financials                                         11.6%
Health Care                                         9.5%
Short-Term Investments                              6.5%
Energy                                              3.6%
Consumer Staples                                    2.6%
Limited Partnerships                                2.1%
Materials                                           1.9%
Utilities                                           0.7%

______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

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CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS (91.5%)
AUSTRALIA (3.9%)
CHEMICALS (0.4%)
   Nufarm, Ltd.                                            58,000  $    491,385
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
   Downer EDI, Ltd.                                       100,000       526,155
                                                                   ------------

DISTRIBUTION & WHOLESALE (0.4%)
   Metcash, Ltd. ss.                                      145,000       478,037
                                                                   ------------

DIVERSIFIED FINANCIALS (1.0%)
   Australian Infrastructure Fund                         256,000       442,221
   Babcock & Brown Infrastructure Group ss.               345,000       409,191
   ConnectEast Group                                      480,000       403,159
                                                                   ------------
                                                                      1,254,571
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (0.3%)
   DCA Group, Ltd. ss.                                    155,000       451,528
                                                                   ------------

MACHINERY (1.1%)
   Bradken, Ltd.                                          449,431     1,449,986
                                                                   ------------

MEDIA (0.3%)
   STW Communications Group, Ltd.                         205,000       457,535
                                                                   ------------

TOTAL AUSTRALIA                                                       5,109,197
                                                                   ------------

AUSTRIA (0.7%)
ELECTRIC UTILITIES (0.7%)
   EVN AG                                                  11,180       903,489
                                                                   ------------

TOTAL AUSTRIA                                                           903,489
                                                                   ------------

BELGIUM (0.6%)
HEALTHCARE EQUIPMENT & SUPPLIES (0.6%)
   Omega Pharma SA                                         15,050       781,275
                                                                   ------------

TOTAL BELGIUM                                                           781,275
                                                                   ------------

BERMUDA (2.0%)
DIVERSIFIED FINANCIALS (1.1%)
   Assured Guaranty, Ltd.                                  54,700     1,388,833
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
   Orient-Express Hotels, Ltd. Class A ss.                 37,100     1,169,392
                                                                   ------------

TOTAL BERMUDA                                                         2,558,225
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
CANADA (1.6%)
SPECIALTY RETAIL (1.6%)
   Gildan Activewear, Inc. Class A*                        48,000  $  2,056,800
                                                                   ------------

TOTAL CANADA                                                          2,056,800
                                                                   ------------

CHINA (3.2%)
AIRLINES (1.2%)
   Air China, Ltd. Series H*                            4,940,000     1,574,265
                                                                   ------------

COMMUNICATIONS EQUIPMENT (0.9%)
   ZTE Corp. Series H                                     352,800     1,183,409
                                                                   ------------

INTERNET SOFTWARE & SERVICES (1.1%)
   Netease.com, Inc. ADR* ss.                              13,650       766,584
   Shanda Interactive Entertainment, Ltd. ADR* ss.         37,095       565,328
                                                                   ------------
                                                                      1,331,912
                                                                   ------------
TOTAL CHINA                                                           4,089,586
                                                                   ------------

DENMARK (0.9%)
HOUSEHOLD DURABLES (0.9%)
   Bang & Olufsen AS B Shares ss.                          11,600     1,188,116
                                                                   ------------

TOTAL DENMARK                                                         1,188,116
                                                                   ------------

FINLAND (0.7%)
COMMUNICATIONS EQUIPMENT (0.7%)
   Elcoteq Network Class A                                 40,850       970,514
                                                                   ------------

TOTAL FINLAND                                                           970,514
                                                                   ------------

FRANCE (3.0%)
AEROSPACE & DEFENSE (0.8%)
   Zodiac SA* ss.                                          16,340     1,044,848
                                                                   ------------

COMPUTERS & PERIPHERALS (0.7%)
   Gemplus International SA* ss.                          322,500       844,519
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
   Elior ss.                                               64,500       843,050
                                                                   ------------

REAL ESTATE (0.9%)
   Nexity                                                  23,650     1,196,970
                                                                   ------------

TOTAL FRANCE                                                          3,929,387
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

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CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
GERMANY (2.3%)
BUILDING PRODUCTS (0.7%)
   Pfleiderer AG*                                          47,300  $    898,658
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (0.8%)
   CeWe Color Holding AG                                   21,500     1,048,649
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (0.2%)
   Q-Cells AG*                                              4,737       275,186
                                                                   ------------

SPECIALTY RETAIL (0.6%)
   Fielmann AG* ss.                                        11,700       786,291
                                                                   ------------

TOTAL GERMANY                                                         3,008,784
                                                                   ------------

ISRAEL (0.9%)
INTERNET SOFTWARE & SERVICES (0.9%)
   Check Point Software Technologies, Ltd.*                57,200     1,149,720
                                                                   ------------

TOTAL ISRAEL                                                          1,149,720
                                                                   ------------

JAPAN (13.4%)
CHEMICALS (1.6%)
   Kuraray Company, Ltd. ss.                              194,000     2,008,671
                                                                   ------------

DIVERSIFIED FINANCIALS (4.2%)
   Asset Managers Company, Ltd. ss.                           205     1,420,859
   Creed Corp.                                                240     1,394,180
   Nissin Company, Ltd. ss.                               670,000     1,645,547
   RHJ International*                                      39,909       917,534
                                                                   ------------
                                                                      5,378,120
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
   NIDEC Corp. ss.                                         31,800     2,703,186
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (2.9%)
   Round One Corp. ss.                                        844     3,759,528
                                                                   ------------

MEDIA (1.5%)
   USEN Corp. ss.                                          71,000     1,966,472
                                                                   ------------

SPECIALTY RETAIL (1.1%)
   USS Company, Ltd.                                       23,250     1,482,687
                                                                   ------------

TOTAL JAPAN                                                          17,298,664
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
NORWAY (1.6%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   Tandberg ASA ss.                                       138,730  $    844,818
                                                                   ------------

MACHINERY (0.9%)
   Tomra Systems ASA ss.                                  172,000     1,226,101
                                                                   ------------

TOTAL NORWAY                                                          2,070,919
                                                                   ------------

SOUTH KOREA (2.5%)
MACHINERY (2.3%)
   Samsung Heavy Industries Company, Ltd.*                167,700     2,899,564
                                                                   ------------

SOFTWARE (0.2%)
   Gravity Company, Ltd. ADR* ss.                          39,400       283,680
                                                                   ------------

TOTAL SOUTH KOREA                                                     3,183,244
                                                                   ------------
SPAIN (2.2%)
BANKS (0.8%)
   Banco Pastor SA ss.                                     21,500     1,028,421
                                                                   ------------

CONSTRUCTION & ENGINEERING (0.8%)
   Abengoa SA                                              73,100     1,072,470
                                                                   ------------

FOOD PRODUCTS (0.6%)
   Ebro Puleva SA ss.                                      47,300       782,334
                                                                   ------------

TOTAL SPAIN                                                           2,883,225
                                                                   ------------

SWEDEN (3.6%)
COMMERCIAL SERVICES & SUPPLIES (0.6%)
   Observer AB ss.                                        164,000       686,642
                                                                   ------------

FOOD & DRUG RETAILING (0.7%)
   Axfood AB ss.                                           32,250       899,590
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.8%)
   Getinge AB Class B ss.                                  77,200     1,062,175
                                                                   ------------

MACHINERY (1.5%)
   Alfa Laval AB ss.                                       90,000     1,944,254
                                                                   ------------

TOTAL SWEDEN                                                          4,592,661
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
SWITZERLAND (1.2%)
BIOTECHNOLOGY (0.5%)
   Actelion, Ltd.* ss.                                      7,740  $    637,629
                                                                   ------------

MACHINERY (0.7%)
   Georg Fischer AG*                                        2,580       878,477
                                                                   ------------

TOTAL SWITZERLAND                                                     1,516,106
                                                                   ------------

TAIWAN (0.9%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   AU Optronics Corp. ADR ss.                              76,191     1,143,627
                                                                   ------------

TOTAL TAIWAN                                                          1,143,627
                                                                   ------------

UNITED KINGDOM (8.5%)
COMMERCIAL SERVICES & SUPPLIES (2.5%)
   Enterprise PLC                                         140,000       944,382
   Michael Page International PLC                         229,073     1,061,397
   Serco Group PLC                                        240,000     1,293,508
                                                                   ------------
                                                                      3,299,287
                                                                   ------------

DIVERSIFIED FINANCIALS (0.8%)
   Melrose PLC*                                           400,000       974,594
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
   Laird Group PLC                                        144,419     1,040,619
                                                                   ------------

HOUSEHOLD DURABLES (0.8%)
   Bovis Homes Group PLC                                   75,000     1,026,012
                                                                   ------------

INDUSTRIAL CONGLOMERATES (0.5%)
   Synergy Healthcare PLC                                  81,215       680,572
                                                                   ------------

INSURANCE (0.9%)
   Admiral Group PLC                                      150,000     1,172,189
                                                                   ------------

SOFTWARE (1.6%)
   isoft Group PLC                                        140,000       936,220
   Sage Group PLC                                         250,000     1,107,082
                                                                   ------------
                                                                      2,043,302
                                                                   ------------

SPECIALTY RETAIL (0.6%)
   Halfords Group PLC                                     125,000       761,157
                                                                   ------------

TOTAL UNITED KINGDOM                                                 10,997,732
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
UNITED STATES (37.8%)
BANKS (2.0%)
   NewAlliance Bancshares, Inc. ss.                        80,900  $  1,176,286
   Susquehanna Bancshares, Inc.                            57,900     1,371,072
                                                                   ------------
                                                                      2,547,358
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
   Greenfield Online, Inc.*                               120,100       703,786
   Watson Wyatt Worldwide, Inc. Class A ss.                47,200     1,316,880
                                                                   ------------
                                                                      2,020,666
                                                                   ------------

COMMUNICATIONS EQUIPMENT (1.1%)
   Kanbay International, Inc.* ss.                         91,600     1,455,524
                                                                   ------------

COMPUTERS & PERIPHERALS (1.2%)
   Avid Technology, Inc.*                                  27,900     1,527,804
                                                                   ------------

DISTRIBUTION & WHOLESALE (1.1%)
   Beacon Roofing Supply, Inc.* ss.                        49,200     1,413,516
                                                                   ------------

DIVERSIFIED FINANCIALS (1.6%)
   Affiliated Managers Group, Inc.* ss.                    25,700     2,062,425
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Veeco Instruments, Inc.*                                64,800     1,122,984
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (1.2%)
   Unit Corp.*                                             28,700     1,579,361
                                                                   ------------

FOOD PRODUCTS (0.9%)
   Herbalife, Ltd.*                                        37,400     1,216,248
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.1%)
   Immucor, Inc.* ss.                                      63,700     1,488,032
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (4.8%)
   Centene Corp.* ss.                                      73,900     1,942,831
   Pediatrix Medical Group, Inc.*                          16,500     1,461,405
   Psychiatric Solutions, Inc.* ss.                        24,176     1,420,098
   United Surgical Partners International, Inc.* ss.       42,950     1,380,843
                                                                   ------------
                                                                      6,205,177
                                                                   ------------

HOUSEHOLD DURABLES (0.9%)
   Knoll, Inc. ss.                                         68,300     1,168,613
                                                                   ------------

INSURANCE (1.1%)
   Hanover Insurance Group, Inc.                           33,300     1,390,941
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
COMMON STOCKS
UNITED STATES
INTERNET SOFTWARE & SERVICES (2.7%)
   Corillian Corp.* ss.                                     5,500  $     14,960
   Digitas, Inc.* ss.                                     118,300     1,481,116
   Openwave Systems, Inc.*                                 73,300     1,280,551
   ValueClick, Inc.* ss.                                   37,600       680,936
                                                                   ------------
                                                                      3,457,563
                                                                   ------------

IT CONSULTING & SERVICES (1.0%)
   SI International, Inc.* ss.                             42,800     1,308,396
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS (1.4%)
   RC2 Corp.* ss.                                          51,300     1,822,176
                                                                   ------------

MACHINERY (1.6%)
   NACCO Industries, Inc. Class A ss.                      17,500     2,050,125
                                                                   ------------

OIL & GAS (2.4%)
   Comstock Resources, Inc.*                               47,100     1,437,021
   W&T Offshore, Inc. ss.                                  55,600     1,634,640
                                                                   ------------
                                                                      3,071,661
                                                                   ------------

REAL ESTATE (1.0%)
   HouseValues, Inc.*                                     104,500     1,361,635
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.8%)
   FormFactor, Inc.* ss.                                   44,400     1,084,692
   Integrated Device Technology, Inc.*                     90,400     1,191,472
   Tessera Technologies, Inc.* ss.                         52,200     1,349,370
                                                                   ------------
                                                                      3,625,534
                                                                   ------------

SOFTWARE (3.2%)
   Salesforce.com, Inc.* ss.                               54,900     1,759,545
   Take-Two Interactive Software, Inc.* ss.                83,700     1,481,490
   THQ, Inc.* ss.                                          37,650       897,952
                                                                   ------------
                                                                      4,138,987
                                                                   ------------

SPECIALTY RETAIL (2.2%)
   Hot Topic, Inc.* ss.                                   118,400     1,687,200
   PETCO Animal Supplies, Inc.*                            54,000     1,185,300
                                                                   ------------
                                                                      2,872,500
                                                                   ------------

TOTAL UNITED STATES                                                  48,907,226
                                                                   ------------

TOTAL COMMON STOCKS (Cost $95,595,747)                              118,338,497
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                    -------------  ------------
LIMITED PARTNERSHIPS (2.1%)
UNITED STATES (2.1%)
VENTURE CAPITAL (2.1%)
   Austin Ventures VIII L.P.*++                           370,001  $    273,243
   CVC European Equity III L.P.*++                        916,143       757,839
   Madison Dearborn Capital Partners IV L.P.*++           756,640       725,951
   Oak Investment Partners X L.P.*++                    1,225,876       922,216
                                                                   ------------

TOTAL LIMITED PARTNERSHIPS (Cost $2,483,984)                          2,679,249
                                                                   ------------

SHORT-TERM INVESTMENTS (35.3%)
   State Street Navigator Prime Fund ss.ss.            37,343,092    37,343,092

                                                         PAR
                                                        (000)
                                                    -------------
   State Street Bank and Trust Co. Euro Time
    Deposit, 3.350%, 1/03/06                        $       8,348     8,348,000

                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $45,691,092)                      45,691,092
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (128.9%) (Cost $143,770,823)             166,708,838

LIABILITIES IN EXCESS OF OTHER ASSETS (-28.9%)                      (37,400,858)
                                                                   ------------

NET ASSETS (100.0%)                                                $129,307,980
                                                                   ============

                             INVESTMENT ABBREVIATION
                        ADR = American Depositary Receipt

--------------------------------------------------------------------------------

*      Non-income producing security.

++ Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


ASSETS
   Investments at value, including collateral for securities
      on loan of $37,343,092 (Cost $143,770,823) (Note 2)                            $    166,708,838 1
   Cash                                                                                           865
   Foreign currency at value (cost $205,586)                                                  210,021
   Dividend and interest receivable                                                            49,831
   Receivable for portfolio shares sold                                                        29,188
   Prepaid expenses and other assets                                                           15,393
                                                                                     ----------------
      Total Assets                                                                        167,014,136
                                                                                     ----------------

LIABILITIES
   Advisory fee payable (Note 3)                                                              114,620
   Administrative services fee payable (Note 3)                                                26,032
   Payable upon return of securities loaned (Note 2)                                       37,343,092
   Payable for portfolio shares redeemed                                                      172,415
   Other accrued expenses payable                                                              49,997
                                                                                     ----------------
      Total Liabilities                                                                    37,706,156
                                                                                     ----------------

NET ASSETS
   Capital stock, $0.001 par value (Note 7)                                                     9,983
   Paid-in capital (Note 7)                                                               154,568,265
   Accumulated net investment loss                                                            (11,454)
   Accumulated net realized loss on investments and foreign currency transactions         (48,201,486)
   Net unrealized appreciation from investments and foreign currency translations          22,942,672
                                                                                     ----------------
      Net Assets                                                                     $    129,307,980
                                                                                     ================

   Shares outstanding                                                                       9,982,651
                                                                                     ----------------
   Net asset value, offering price, and redemption price per share                   $          12.95
                                                                                     ================


--------------------------------------------------------------------------------

1     Including $35,893,276 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (Note 2)
   Dividends                                                                         $        897,483
   Interest                                                                                   197,262
   Securities lending                                                                         153,845
   Net investment income allocated from partnerships                                            4,696
   Foreign taxes withheld                                                                     (80,505)
                                                                                     ----------------
     Total investment income                                                                1,172,781
                                                                                     ----------------

EXPENSES
   Investment advisory fees (Note 3)                                                        1,445,342
   Administrative services fees (Note 3)                                                      206,645
   Custodian fees                                                                              52,350
   Printing fees (Note 3)                                                                      50,355
   Legal fees                                                                                  20,113
   Audit and tax fees                                                                          24,942
   Transfer agent fees                                                                          6,058
   Insurance expense                                                                            6,819
   Commitment fees (Note 4)                                                                     2,947
   Trustees' fees                                                                               2,778
   Registration fees                                                                            1,766
   Miscellaneous expense                                                                       16,034
                                                                                     ----------------
     Total expenses                                                                         1,836,149
   Less: fees waived (Note 3)                                                                (217,554)
                                                                                     ----------------
     Net expenses                                                                           1,618,595
                                                                                     ----------------
       Net investment loss                                                                   (445,814)
                                                                                     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                                      24,419,097
   Net realized loss on foreign currency transactions                                        (106,841)
   Net change in unrealized appreciation (depreciation) from investments                   (6,557,225)
   Net change in unrealized appreciation (depreciation) from
    foreign currency translations                                                              (8,566)
                                                                                     ----------------
   Net realized and unrealized gain from investments and
    foreign currency related items                                                         17,746,465
                                                                                     ----------------
   Net increase in net assets resulting from operations                              $     17,300,651
                                                                                     ================


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                  FOR THE YEAR          FOR THE YEAR
                                                                                      ENDED                 ENDED
                                                                                DECEMBER 31, 2005     DECEMBER 31, 2004
                                                                                -----------------     -----------------
FROM OPERATIONS
  Net investment loss                                                           $        (445,814)    $       (913,789)
  Net realized gain on investments and foreign currency transactions                   24,312,256             9,286,112
  Net change in unrealized appreciation (depreciation) from investments
   and foreign currency translations                                                   (6,565,791)            7,355,743
                                                                                -----------------     -----------------
   Net increase in net assets resulting from operations                                17,300,651            15,728,066
                                                                                -----------------     -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
  Proceeds from sale of shares                                                         37,385,132            35,955,192
  Net asset value of shares redeemed                                                  (35,487,395)          (44,150,961)
                                                                                -----------------     -----------------
   Net increase (decrease) in net assets from capital share transactions                1,897,737            (8,195,769)
                                                                                -----------------     -----------------
  Net increase in net assets                                                           19,198,388             7,532,297

NET ASSETS
  Beginning of Year                                                                   110,109,592           102,577,295
                                                                                -----------------     -----------------
  End of Year                                                                   $     129,307,980     $     110,109,592
                                                                                =================     =================

  ACCUMULATED NET INVESTMENT LOSS                                               $         (11,454)    $          (6,484)
                                                                                =================     =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------------------------
                                                   2005          2004           2003          2002           2001
                                               ----------     ----------     ----------     ---------     ----------
PER SHARE DATA
   Net asset value, beginning of year          $    11.15     $     9.45     $     6.40     $    9.72     $    13.62
                                               ----------     ----------     ----------     ---------     ----------
INVESTMENT OPERATIONS
   Net investment loss                              (0.04)         (0.09)         (0.06)        (0.08)         (0.09)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                  1.84           1.79           3.11         (3.24)         (3.81)
                                               ----------     ----------     ----------     ---------     ----------
        Total from investment operations             1.80           1.70           3.05         (3.32)         (3.90)
                                               ----------     ----------     ----------     ---------     ----------
NET ASSET VALUE, END OF YEAR                   $    12.95     $    11.15     $     9.45     $    6.40     $     9.72
                                               ==========     ==========     ==========     =========     ==========

        Total return 1                              16.14%         17.99%         47.66%       (34.16)%       (28.63)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)      $  129,308     $  110,110     $  102,577     $  60,633     $  160,658
     Ratio of expenses to average net
     assets                                          1.40%          1.40%          1.40%         1.40%          1.40%
     Ratio of net investment loss
        to average net assets                       (0.39)%        (0.85)%        (0.94)%       (0.90)%        (0.84)%
     Decrease reflected in above operating
        expense ratios due to
        waivers/reimbursements                       0.19%          0.17%          0.23%         0.31%          0.21%
   Portfolio turnover rate                             75%            79%            86%           86%           121%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust, (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Global Small Cap Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995. The name of the Portfolio was changed from Credit Suisse Trust - Global Post-Venture Capital Portfolio effective February 21, 2005.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      The Portfolio initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("Credit Suisse") determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Portfolio are valued at their "fair values" using procedures approved by the Board of Trustees. Credit Suisse shall review daily the Portfolio's fair valued securities.

      B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT TERM INVESTMENTS - The Portfolio, together with other funds/ portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2005, the Portfolio had no open forward foreign currency contracts.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      I) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $941,870, of which $722,872 was rebated to borrowers (brokers). The Portfolio retained $153,845 in income from the cash collateral investment, and SSB, as lending agent, was paid $65,153. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) PARTNERSHIP ACCOUNTING POLICY - The Portfolio records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Portfolio's Statement of Operations.

      K) OTHER - The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income is earned or gains are realized.

      The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $1,445,342 and $217,554, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K."), and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $115,628.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $91,017.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $8,778 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, and during the year ended December 31, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $81,690,819 and $81,110,193, respectively.

NOTE 6. RESTRICTED SECURITIES

      Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio does not have the right to demand that such securities be registered.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. RESTRICTED SECURITIES



                                                                                              PERCENTAGE
                      SECURITY      NUMBER OF  ACQUISITION               FAIR     VALUE PER     OF NET    DISTRIBUTIONS      OPEN
    SECURITY            TYPE         SHARES       DATE        COST       VALUE      SHARE       ASSETS      RECEIVED     COMMITMENTS
----------------  ----------------  ---------  ----------- ----------  ---------- ---------   ----------  -------------  -----------
Austin Ventures
  VIII L.P.       Ltd. Partnership    370,001    7/13/01   $  307,223  $  273,243   $0.74       0.21%     $   53,755       $ 183,332
CVC European
  Equity III L.P. Ltd. Partnership    916,143    9/04/01      628,791     757,839    0.83       0.59%        639,614          83,857
Madison Dearborn
  Capital
  Partners,
  IV, L.P.        Ltd. Partnership    756,640    4/02/01      591,169     725,951    0.96       0.56%        239,267         243,360
Oak Investment
  Partners
  X L.P.          Ltd. Partnership  1,225,876    1/18/01      956,801     922,216    0.75       0.71%        283,490         274,124
                                                           ----------  ----------            -------      ----------       ---------
                                                           $2,483,984  $2,679,249               2.07%     $1,216,126       $ 784,673
                                                           ==========  ==========            =======      ==========       =========


NOTE 7. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                     FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                     DECEMBER 31, 2005        DECEMBER 31, 2004
                                     ------------------      ------------------
Shares sold                              3,149,654                3,577,338
Shares redeemed                         (3,040,456)              (4,558,615)
                                       -----------               ----------
Net increase (decrease)                    109,198                 (981,277)
                                       ===========               ==========

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                 NUMBER OF                  APPROXIMATE PERCENTAGE
                SHAREHOLDERS                OF OUTSTANDING SHARES
                ------------                ----------------------
                     4                               75%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 8. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to post-October losses.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 8. FEDERAL INCOME TAXES

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio was as follows:

      Accumulated net realized loss                   $ (48,201,486)
      Unrealized appreciation                            22,942,672
      Deferral of post-October currency losses              (11,454)
                                                      -------------
                                                      $ (25,270,268)
                                                      =============

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
               ---------------------------------------------------
                   2009                2010                2011
               -----------          -----------         ----------
               $23,847,620          $19,475,667         $4,878,199

      During the tax year ended December 31, 2005, the Portfolio utilized $24,420,041 of the capital loss carryforward.

      Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2005 the Portfolio elected to defer net losses arising between November 1, 2005 and December 31, 2005 as follows:

                  CURRENCY                          CAPITAL
                ------------                       ---------
                   $11,454                            $--

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $143,770,823, $26,060,414, $(3,122,399) and $ 22,938,015, respectively.

      At December 31, 2005, the Portfolio reclassified $440,844 to accumulated net investment loss and $107,785 to accumulated net realized loss from investments from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, foreign currency transactions and security litigation. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 9. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Global Small Cap Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Small Cap Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and issuers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Global Small Cap Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 1.25% paid by the Portfolio ("Contractual Advisory Fee") to Credit Suisse Asset Management LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse or Credit Suisse Asset Management Limited U.K. ("Credit Suisse U.K.") and Credit Suisse Asset Management Australia ("Credit Suisse Australia"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rate of 1.08% paid by the Portfolio after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Portfolio's shareholders because the Sub-Advisers are paid by Credit Suisse, not the Portfolio.

      Additionally, the Board received and considered information comparing each Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND SUB-ADVISORY AGREEMENTS

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Portfolio utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Portfolio to obtain the best price and execution on trades in international markets.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four- and five-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

      o Although both the Contractual and Net Advisory Fees were higher than the median of the Portfolio's Peer Group, the Board recognized that Credit Suisse has historically evidenced a willingness to waive fees.

      o The Portfolio's one-, two- and three-year performance was above the Performance Universe's median and the highest in its Performance Group. The Portfolio's four-year performance was at the median for its Performance Group and below the median in its Performance Universe, while its five-year performance was the lowest in its Performance Group and below the median in its Performance Universe. The Board noted that Credit Suisse had made changes to the Portfolio's investment strategies and management team in response to performance issues previously raised by the Board.

      o The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the relatively small size of the Portfolio and the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                            TERM                                       NUMBER OF
                                            OF OFFICE 1                                PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST         SERVED         PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------      -----------   -----------    ------------------------    -------------    -----------------------

INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,      Since          Professor of Finance            47           Director of The
c/o Credit Suisse Asset       Nominating    2005           and Economics,                               Adams Express
Management, LLC               Committee                    Graduate School of                           (a closed-end
Attn: General Counsel         Member and                   Business, Columbia                           investment
466 Lexington Avenue          Audit                        University since 1971                        company); Director
New York, New York            Committee                                                                 of Petroleum
10017-3140                    Chairman                                                                  and Resources
                                                                                                        Corporation
Date of Birth: 10/02/41                                                                                 (a closed-end
                                                                                                        investment
                                                                                                        company)

Richard H. Francis            Trustee,      Since          Currently retired               41           None
c/o Credit Suisse Asset       Nominating    1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,      Since          The Juan Trippe                 40           Director of Aetna,
Box 208200                    Nominating    1998 2         Professor in the Practice                    Inc. (insurance
New Haven, Connecticut        and Audit                    of International Trade,                      company); Director
06520-8200                    Committee                    Finance and Business                         of CarMax Group
                              Member                       from July 2005 to present;                   (used car dealers)
                                                           Partner and Chairman
Date of Birth: 10/29/46                                    of Garten Rothkopf
                                                           (consulting firm) from
                                                           October 2005 to present;
                                                           Dean of Yale School of
                                                           Management from
                                                           November 1995 to
                                                           June 2005

Peter F. Krogh                Trustee,      Since          Dean Emeritus and               40           Director of Carlisle
301 ICC                       Nominating    2001           Distinguished Professor                      Companies
Georgetown University         and Audit                    of International Affairs                     Incorporated
Washington, DC 20057          Committee                    at the Edmund A.                             (diversified
                              Member                       Walsh School of                              manufacturing
Date of Birth: 02/11/37                                    Foreign Service,                             company)
                                                           Georgetown University
                                                           from June 1995
                                                           to present


_______________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                            TERM                                       NUMBER OF
                                            OF OFFICE 1                                PORTFOLIOS IN
                                            AND                                        FUND
                              POSITION(S)   LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH     OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST         SERVED         PAST FIVE YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------      -----------   -----------    ------------------------    -------------    -----------------------

INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,      Since          Currently retired               42           Director of Education
c/o Credit Suisse Asset       Nominating    1999                                                        Management Corp.
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of   Trustee        Partner of Lehigh Court,        46           Director of Presstek,
Lehigh Court, LLC             the Board     Since          LLC and RZ Capital                           Inc. (digital imaging
40 East 52nd Street           of Trustees,  1999           (private investment firms)                   technologies
New York, New York            Nominating    and            from July 2002 to present;                   company); Director of
10022                         Committee     Chairman       Transition Adviser to                        Wood Resources, LLC.
                              Chairman      since          SunGard Securities                           (plywood manufacturing
Date of Birth: 07/10/48       and Audit     2005           Finance, Inc. from                           company)
                              Committee                    February 2002 to July
                              Member                       2002; President of
                                                           SunGard Securities
                                                           Finance, Inc. from 2001
                                                           to February 2002;
                                                           President of Loanet,
                                                           Inc. (on-line accounting
                                                           service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally  3,4     Trustee       Since          Chairman and Global             40           None
c/o Credit Suisse Asset                     2004           Chief Executive Officer
Management, LLC                                            of Credit Suisse from March
Attn: General Counsel                                      2003 to July 2005;
466 Lexington Avenue                                       Chairman and Chief
New York, New York                                         Investment Officer of
10017-3140                                                 Banc of America Capital
                                                           Management from 1998
Date of Birth: 03/30/54                                    to March 2003


________________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                            TERM
                                            OF OFFICE 1
                                            AND
                              POSITION(S)   LENGTH
NAME, ADDRESS AND             HELD WITH     OF TIME
DATE OF BIRTH                 TRUST         SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------      -----------   -----------    ----------------------------------------------------------------

OFFICERS

Steven B. Plump 4             Chief         Since          Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive     2005           predecessor since 1995; Officer of other Credit
Management, LLC               Officer and                  Suisse Funds
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief         Since          Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial     1999           Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                  Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief         Since          Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance    2004           Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                      and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                       Associates from 1998 to June 2000; Officer of other
New York, New York                                         Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief         Since          Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal         2004           Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                      since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                       LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                         of the SEC Division of Investment Management from June
10017-3140                                                 1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice          Since          Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President     2004           Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                          Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue          Secretary                    other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant     Since          Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer     2002           since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


________________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.0%.

CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o   By calling 1-800-222-8977

      o   On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRGSC-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005

          CREDIT SUISSE TRUST
          o INTERNATIONAL FOCUS PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 19, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse
Trust--International Focus Portfolio (the "Portfolio") had a gain of 17.56%, vs. an increase of 17.12% for the Morgan Stanley Capital International All Country World Ex-USA Index. 1

THE MARKETS: STRONG LOCALLY, BUT ERODED BY DOLLAR'S STRENGTH

      The year was a broadly positive one for equities globally, and most foreign markets handily outpaced US stocks, at least in local currency terms. European markets generally posted double-digit gains in euro terms, aided in part by a relatively benign interest-rate backdrop. Japan was a notable standout, up about 40% locally, amid signs that the world's second largest economy may be poised for a sustainable recovery at long last. For dollar-based investors, a decline in major currencies vs. the dollar reduced returns, though most foreign markets still outperformed the US on that basis. Emerging markets generally had the best dollar-based results in 2005.

      From a sector standpoint, materials, industrials and energy stocks were the best performing areas of the market abroad. Consumer stocks had positive absolute returns as a group but underperformed.

STRATEGIC REVIEW: GOOD STOCK SELECTION IN JAPAN

      The Portfolio outperformed its benchmark for the period. Factors that aided the Portfolio's performance included strong stock selection in Japan. Standouts represented a variety of sectors, including Komatsu (2.1% of the Portfolio's net assets as of December 31, 2005), a manufacturer of construction equipment with customers in Japan, the US, and China; and Yamada Denki (2.9% of the Portfolio's net assets as of December 31, 2005), a retailer of electronics goods that has improved its competitive position. Other good performers for the Fund included Samsung Heavy (1.6% of the Portfolio's net assets as of December 31, 2005), a South Korean ship builder with an order book geared to liquid natural gas (LNG) tankers.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      On the negative side, relatively speaking, the Portfolio's European holdings as a group underperformed. Laggards included Royal Bank of Scotland (1.4% of the Portfolio's net assets as of December 31, 2005), which was hampered in part by acquisition worries, and Kingfisher, a UK "do it yourself" retailer. We opted to eliminate the position in the period.

      In terms of noteworthy sector allocation, we ended the period with a modest overweighting in the industrials area. We began the period with a large overweighting in the sector, but reduced it on profit taking as certain holdings reached our price target. Within health care, we went from being underweighted to about neutrally positioned, adding to specific European pharmaceutical holdings such as GlaxoSmithKline (2.1% of the Portfolio's net assets as of December 31, 2005), based on our view of its valuation and product pipeline. We also established a position in Novo Nordisk (2.0% of the Portfolio's net assets as of December 31, 2005), a Denmark-based leader in diabetes treatments. During the period we raised our exposure to the telecommunications sector, becoming overweighted for the first time in over a year based on stock-specific factors.

      Going forward, we will maintain a value-based, bottom-up stock selection process that seeks stocks we believe are trading at a discount, relative to factors such as company earnings, assets or projected growth. Our focus is on the world's major foreign equity markets, though we will maintain limited exposure to emerging market companies when we deem them attractive.

The Credit Suisse International Equity Team

Nancy Nierman
Anne S. Budlong
Emily Alejos

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE PORTFOLIO'S FIFTEEN LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE PORTFOLIO'S ASSETS. AS A RESULT OF THIS STRATEGY, THE PORTFOLIO MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
    CREDIT SUISSE TRUST--INTERNATIONAL FOCUS PORTFOLIO AND THE MORGAN STANLEY
          CAPITAL INTERNATIONAL ACWI FREE EX-USA INDEX 1 FOR TEN YEARS.

                                  [LINE CHART]

                  Credit Suisse Trust --              Morgan Stanley Capital
               International Focus Portfolio      International ACWI Free Ex-USA
    Date                 Portfolio                           Index 1
   -----       -----------------------------      ------------------------------
   12/95                   10000                              10000
                           10329                              10137
                           10291                              10138
                           10573                              10327
                           11089                              10640
                           10864                              10480
                           10995                              10533
                           10404                              10183
                           10488                              10243
                           10704                              10497
                           10563                              10392
                           10977                              10793
   12/96                   10999                              10668
                           11027                              10472
                           11209                              10664
                           11142                              10642
                           11382                              10731
                           12158                              11394
                           12646                              12023
                           12963                              12266
                           11909                              11301
                           12455                              11912
                           11152                              10898
                           10864                              10762
   12/97                   10750                              10886
                           10884                              11211
                           11632                              11960
                           12277                              12373
                           12564                              12461
                           12513                              12235
                           12175                              12189
                           12380                              12305
                           10597                              10570
                           10115                              10347
                           10689                              11431
                           11222                              12045
   12/98                   11325                              12460
                           11377                              12446
                           11026                              12168
                           11459                              12755
                           11706                              13393
                           11191                              12764
                           12108                              13351
                           12778                              13664
                           12964                              13711
                           13159                              13804
                           13809                              14318
                           15468                              14890
   12/99                   17376                              16311
                           16617                              15425
                           17782                              15842
                           17303                              16438
                           15805                              15521
                           15285                              15124
                           15857                              15768
                           15025                              15145
                           15472                              15333
                           14338                              14482
                           13381                              14022
                           12538                              13393
   12/00                   12877                              13850
                           13069                              14058
                           11772                              12945
                           10776                              12030
                           11280                              12848
                           11004                              12493
                           10824                              12014
                           10644                              11747
                           10344                              11455
                            9192                              10240
                            9432                              10527
                            9828                              11008
   12/01                   10008                              11150
                            9840                              10672
                            9804                              10749
                           10344                              11378
                           10308                              11452
                           10284                              11577
                            9852                              11077
                            8772                               9997
                            8808                               9998
                            7704                               8938
                            8040                               9418
                            8292                               9871
   12/02                    8016                               9552
                            7656                               9217
                            7524                               9031
                            7344                               8855
                            8100                               9709
                            8496                              10327
                            8724                              10613
                            8940                              10894
                            9264                              11218
                            9258                              11533
                            9922                              12280
                            9970                              12548
   12/03                   10669                              13506
                           10814                              13723
                           10910                              14069
                           11007                              14156
                           10621                              13716
                           10645                              13759
                           10777                              14057
                           10452                              13648
                           10548                              13758
                           10731                              14200
                           11170                              14694
                           11828                              15714
   12/04                   12230                              16388
                           12096                              16106
                           12607                              16901
                           12291                              16442
                           12083                              16037
                           12083                              16137
                           12291                              16441
                           12753                              17047
                           13155                              17484
                           13824                              18385
                           13455                              17716
                           13762                              18312
   12/05                   14377                              19193

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                                               SINCE
         1 YEAR            5 YEARS         10 YEARS         INCEPTION 2
        --------          ---------       ----------       -------------
         17.56%             2.23%            3.70%             4.21%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_______________
1 The Morgan Stanley Capital International All Country World Ex-USA Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the global developed and emerging markets, excluding the U.S. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

2     Inception date: 6/30/95.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,169.70
Expenses Paid per $1,000*                                             $    7.93

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,017.90
Expenses Paid per $1,000*                                             $    7.37

ANNUALIZED EXPENSE RATIOS*                                                 1.45%

________________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                  [BAR GRAPH]

Financials                                         25.6%
Industrials                                        13.4%
Energy                                             10.3%
Consumer Discretionary                              9.5%
Consumer Staples                                    8.9%
Telecommunication Services                          8.4%
Health Care                                         8.3%
Information Technology                              5.8%
Materials                                           4.1%
Utilities                                           3.3%
Short-Term Investment                               2.4%

________________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                  ------------    -------------
COMMON STOCKS (94.4%)
ARGENTINA (2.4%)
OIL & GAS (2.4%)
   Repsol YPF SA ss.                                    74,937    $   2,185,546
                                                                  -------------

TOTAL ARGENTINA                                                       2,185,546
                                                                  -------------

BELGIUM (1.7%)
BEVERAGES (1.7%)
   InBev NV                                             36,260        1,571,003
                                                                  -------------

TOTAL BELGIUM                                                         1,571,003
                                                                  -------------

CANADA (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
   Rogers Communications, Inc. Class B ss.              30,500        1,284,595
                                                                  -------------

TOTAL CANADA                                                          1,284,595
                                                                  -------------

DENMARK (2.0%)
PHARMACEUTICALS (2.0%)
   Novo Nordisk AS Series B                             32,150        1,802,547
                                                                  -------------

TOTAL DENMARK                                                         1,802,547
                                                                  -------------

EGYPT (1.6%)
INDUSTRIAL CONGLOMERATES (1.6%)
   Orascom Telecom Holding SAE GDR                      27,124        1,451,134
                                                                  -------------

TOTAL EGYPT                                                           1,451,134
                                                                  -------------

FRANCE (14.1%)
BANKS (2.4%)
   Societe Generale ss.                                 18,125        2,219,257
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
   France Telecom SA ss.                                63,392        1,569,213
                                                                  -------------

INSURANCE (2.2%)
   Axa ss.                                              62,890        2,023,553
                                                                  -------------

MEDIA (2.1%)
   Lagardere S.C.A. ss.                                 24,835        1,902,267
                                                                  -------------

OIL & GAS (2.4%)
   Total SA ss.                                          8,873        2,229,327
                                                                  -------------

PHARMACEUTICALS (1.1%)
   Sanofi-Aventis ss.                                   11,864        1,034,850
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                  ------------    -------------
COMMON STOCKS (94.4%)
FRANCE
TEXTILES & APPAREL (2.2%)
   LVMH Moet Hennessy Louis Vuitton SA ss.              22,494    $   1,989,574
                                                                  -------------

TOTAL FRANCE                                                         12,968,041
                                                                  -------------

GERMANY (6.0%)
AEROSPACE & DEFENSE (1.3%)
   MTU Aero Engines Holding AG*                         39,554        1,221,988
                                                                  -------------

AUTO COMPONENTS (1.3%)
   Continental AG                                       13,458        1,188,860
                                                                  -------------

BANKS (1.0%)
   Bayerische Hypo-und Vereinsbank AG* ss.              29,874          898,460
                                                                  -------------

ELECTRIC UTILITIES (2.4%)
   E.ON AG                                              21,145        2,176,824
                                                                  -------------

TOTAL GERMANY                                                         5,486,132
                                                                  -------------

GREECE (1.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
   Hellenic Telecommunications Organization
   SA (OTE)*                                            63,150        1,336,555
                                                                  -------------

TOTAL GREECE                                                          1,336,555
                                                                  -------------

HONG KONG (0.9%)
INDUSTRIAL CONGLOMERATES (0.9%)
   Hutchison Whampoa, Ltd.                              86,000          817,498
                                                                  -------------

TOTAL HONG KONG                                                         817,498
                                                                  -------------

ITALY (3.8%)
BANKS (1.8%)
   SanPaolo IMI SpA ss.                                108,600        1,693,606
                                                                  -------------

OIL & GAS (2.0%)
   Eni SpA ss.                                          65,973        1,836,676
                                                                  -------------

TOTAL ITALY                                                           3,530,282
                                                                  -------------

JAPAN (21.5%)
AUTO COMPONENTS (1.0%)
   Bridgestone Corp. ss.                                43,000          895,616
                                                                  -------------

BANKS (2.4%)
   Bank of Yokohama, Ltd. ss.                          275,000        2,249,136
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                  ------------    -------------
COMMON STOCKS
JAPAN
CHEMICALS (3.5%)
   Kuraray Company, Ltd.                                95,500    $     988,804
   Shin-Etsu Chemical Company, Ltd.                     42,400        2,255,165
                                                                  -------------
                                                                      3,243,969
                                                                  -------------

DIVERSIFIED FINANCIALS (3.8%)
   Nikko Cordial Corp. ss.                             115,000        1,828,218
   ORIX Corp.                                            6,500        1,653,110
                                                                  -------------
                                                                      3,481,328
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
   Omron Corp.                                          44,800        1,033,732
                                                                  -------------

HOUSEHOLD PRODUCTS (0.9%)
   Uni-Charm Corp. ss.                                  19,300          866,389
                                                                  -------------

MACHINERY (2.1%)
   Komatsu, Ltd.                                       118,000        1,949,028
                                                                  -------------

SPECIALTY RETAIL (2.9%)
   Yamada Denki Company, Ltd.                           21,200        2,648,106
                                                                  -------------

TRADING COMPANIES & DISTRIBUTORS (3.8%)
   Mitsubishi Corp.                                    158,000        3,485,633
                                                                  -------------

TOTAL JAPAN                                                          19,852,937
                                                                  -------------

MEXICO (1.2%)
WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   America Movil SA de CV ADR Series L                  36,500        1,067,990
                                                                  -------------

TOTAL MEXICO                                                          1,067,990
                                                                  -------------

NETHERLANDS (3.8%)
BANKS (2.4%)
   ABN AMRO Holding NV                                  86,444        2,248,515
                                                                  -------------

FOOD PRODUCTS (1.4%)
   Royal Numico NV*                                     30,570        1,263,192
                                                                  -------------

TOTAL NETHERLANDS                                                     3,511,707
                                                                  -------------

NORWAY (1.0%)
BANKS (1.0%)
   DNB NOR ASA                                          86,800          921,099
                                                                  -------------

TOTAL NORWAY                                                            921,099
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                  ------------    -------------
COMMON STOCKS
SINGAPORE (1.4%)
BANKS (1.4%)
   United Overseas Bank, Ltd.                          150,847    $   1,323,595
                                                                  -------------

TOTAL SINGAPORE                                                       1,323,595
                                                                  -------------

SOUTH KOREA (1.6%)
MACHINERY (1.6%)
   Samsung Heavy Industries Company, Ltd.               85,020        1,470,012
                                                                  -------------

TOTAL SOUTH KOREA                                                     1,470,012
                                                                  -------------

SPAIN (1.5%)
TOBACCO (1.5%)
   Altadis SA                                           31,272        1,412,163
                                                                  -------------

TOTAL SPAIN                                                           1,412,163
                                                                  -------------

SWEDEN (2.7%)
COMMUNICATIONS EQUIPMENT (1.4%)
   Telefonaktiebolaget LM Ericsson                     389,800        1,340,669
                                                                  -------------

MACHINERY (1.3%)
   Sandvik AB ss.                                       25,250        1,170,976
                                                                  -------------


TOTAL SWEDEN                                                          2,511,645
                                                                  -------------
SWITZERLAND (4.2%)
BANKS (2.4%)
   UBS AG                                               23,030        2,182,542
                                                                  -------------

PHARMACEUTICALS (1.8%)
   Novartis AG                                          32,286        1,688,389
                                                                  -------------

TOTAL SWITZERLAND                                                     3,870,931
                                                                  -------------

TAIWAN (1.3%)
METALS & MINING (0.6%)
   China Steel Corp.                                   745,500          566,481
                                                                  -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.7%)
   MediaTek, Inc.                                       56,100          655,948
                                                                  -------------

TOTAL TAIWAN                                                          1,222,429
                                                                  -------------

UNITED KINGDOM (18.9%)
BANKS (4.5%)
   Barclays PLC                                         83,960          878,882
   HSBC Holdings PLC                                   125,200        2,008,420
   Royal Bank of Scotland Group PLC                     42,152        1,269,263
                                                                  -------------
                                                                      4,156,565
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     SHARES           VALUE
                                                  ------------    -------------
COMMON STOCKS
UNITED KINGDOM
BEVERAGES (1.4%)
   SABMiller PLC                                        70,722    $   1,285,875
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
   Capita Group PLC                                    125,608          898,784
   Hays PLC                                            553,280        1,190,859
                                                                  -------------
                                                                      2,089,643
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
   Cable & Wireless PLC                                525,647        1,083,278
                                                                  -------------

METALS & MINING (1.0%)
   BHP Billiton PLC                                     58,540          955,981
                                                                  -------------

OIL & GAS (2.1%)
   BP PLC                                              177,433        1,895,700
                                                                  -------------

PHARMACEUTICALS (3.4%)
   AstraZeneca PLC                                      24,622        1,194,151
   GlaxoSmithKline PLC                                  77,184        1,944,230
                                                                  -------------
                                                                      3,138,381
                                                                  -------------

TOBACCO (1.3%)
   Imperial Tobacco Group PLC                           40,757        1,212,448
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   Vodafone Group PLC                                  748,670        1,607,586
                                                                  -------------

TOTAL UNITED KINGDOM                                                 17,425,457
                                                                  -------------

TOTAL COMMON STOCKS (Cost $64,337,817)                               87,023,298
                                                                  -------------

PREFERRED STOCK (0.5%)
BRAZIL (0.5%)
METALS & MINING (0.5%)
   Companhia Vale do Rio Doce ADR (Cost $428,948)       13,400          485,750
                                                                  -------------

SHORT-TERM INVESTMENTS (22.8%)
   State Street Navigator Prime Fund ss.ss.         17,296,332       17,296,332

                                                      PAR
                                                     (000)
                                                  ------------
   State Street Bank and Trust Co. Euro Time
    Deposit, 3.350%, 1/03/06                      $      3,748        3,748,000
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (Cost $21,044,332)                      21,044,332
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                  -------------

TOTAL INVESTMENTS AT VALUE (117.7%) (Cost $85,811,097)            $ 108,553,380

LIABILITIES IN EXCESS OF OTHER ASSETS (-17.7%)                      (16,341,547)
                                                                  -------------

NET ASSETS (100.0%)                                               $  92,211,833
                                                                  =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt

--------------------------------------------------------------------------------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


ASSETS
   Investments at value, including collateral for securities
      on loan of $17,296,332 (Cost $85,811,097) (Note 2)                                    $ 108,553,380 1
   Cash                                                                                               360
   Foreign currency at value (Cost $1,013,006)                                                  1,030,781
   Dividend and interest receivable                                                               149,630
   Receivable for portfolio shares sold                                                            10,840
   Prepaid expenses and other assets                                                                3,425
                                                                                            -------------
      Total Assets                                                                            109,748,416
                                                                                            -------------
LIABILITIES
   Advisory fee payable (Note 3)                                                                   77,528
   Administrative services fee payable (Note 3)                                                    18,927
   Payable upon return of securities loaned (Note 2)                                           17,296,332
   Payable for portfolio shares redeemed                                                           93,735
   Other accrued expenses payable                                                                  50,061
                                                                                            -------------
      Total Liabilities                                                                        17,536,583
                                                                                            -------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                                         7,881
   Paid-in capital (Note 6)                                                                   181,480,211
   Undistributed net investment income                                                            945,976
   Accumulated net realized loss on investments and foreign currency transactions            (112,983,300)
   Net unrealized appreciation from investments and foreign currency translations              22,761,065
                                                                                            -------------
      Net Assets                                                                            $  92,211,833
                                                                                            =============

   Shares outstanding                                                                           7,880,719
                                                                                            -------------
   Net asset value, offering price, and redemption price per share                          $       11.70
                                                                                            =============


--------------------------------------------------------------------------------
1     Including $16,456,692 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                                                $   2,358,579
   Interest                                                                                        64,092
   Securities lending                                                                              81,179
   Foreign taxes withheld                                                                        (286,409)
                                                                                            -------------
     Total investment income                                                                    2,217,441
                                                                                            -------------
EXPENSES
   Investment advisory fees (Note 3)                                                              856,480
   Administrative services fees (Note 3)                                                          155,163
   Printing fees (Note 3)                                                                          73,758
   Custodian fees                                                                                  55,140
   Audit and tax fees                                                                              23,363
   Legal fees                                                                                      17,457
   Insurance expense                                                                                6,227
   Transfer agent fees                                                                              3,120
   Trustees' fees                                                                                   2,778
   Commitment fees (Note 4)                                                                         2,179
   Miscellaneous expense                                                                           18,001
                                                                                            -------------
     Total expenses                                                                             1,213,666
                                                                                            -------------
       Net investment income                                                                    1,003,775
                                                                                            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                                           7,664,551
   Net realized loss on foreign currency transactions                                             (56,754)
   Net change in unrealized appreciation (depreciation) from investments                        5,113,873
   Net change in unrealized appreciation (depreciation) from foreign currency translations         (9,022)
                                                                                            -------------
   Net realized and unrealized gain from investments and foreign currency related items        12,712,648
                                                                                            -------------
   Net increase in net assets resulting from operations                                     $  13,716,423
                                                                                            =============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                         FOR THE YEAR         FOR THE YEAR
                                                                             ENDED                ENDED
                                                                       DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                       -----------------    -----------------
FROM OPERATIONS
  Net investment income                                                $       1,003,775    $         834,703
  Net realized gain on investments and foreign currency transactions           7,607,797           12,667,577
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations                          5,104,851           (2,110,148)
                                                                       -----------------    -----------------
   Net increase in net assets resulting from operations                       13,716,423           11,392,132
                                                                       -----------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                          (739,766)            (824,282)
                                                                       -----------------    -----------------
   Net decrease in net assets resulting from dividends                          (739,766)            (824,282)
                                                                       -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                15,423,150           19,768,766
  Reinvestment of dividends                                                      739,766              824,325
  Net asset value of shares redeemed                                         (24,228,669)         (34,829,572)
                                                                       -----------------    -----------------
   Net decrease in net assets from capital share transactions                 (8,065,753)         (14,236,481)
                                                                       -----------------    -----------------
  Net increase (decrease) in net assets                                        4,910,904           (3,668,631)

NET ASSETS
  Beginning of year                                                           87,300,929           90,969,560
                                                                       -----------------    -----------------
  End of year                                                          $      92,211,833    $      87,300,929
                                                                       =================    =================
  UNDISTRIBUTED NET INVESTMENT INCOME                                  $         945,976    $         739,704
                                                                       =================    =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                                    FOR THE YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------
                                                 2005            2004            2003            2002            2001
                                              -----------     -----------     -----------     -----------     -----------
PER SHARE DATA
  Net asset value, beginning of year          $     10.04     $      8.85     $      6.68     $      8.34     $     10.73
                                              -----------     -----------     -----------     -----------     -----------
INVESTMENT OPERATIONS
  Net investment income                              0.14            0.11            0.09            0.06            0.05
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   1.62            1.17            2.12           (1.72)          (2.44)
                                              -----------     -----------     -----------     -----------     -----------
      Total from investment operations               1.76            1.28            2.21           (1.66)          (2.39)
                                              -----------     -----------     -----------     -----------     -----------
LESS DIVIDENDS
  Dividends from net investment income              (0.10)          (0.09)          (0.04)             --              --
                                              -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF YEAR                  $     11.70     $     10.04     $      8.85     $      6.68     $      8.34
                                              ===========     ===========     ===========     ===========     ===========

      Total return 1                                17.56%          14.63%          33.09%         (19.90)%        (22.27)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)      $    92,212     $    87,301     $    90,970     $    86,387     $   147,725
    Ratio of expenses to average net assets          1.42%           1.37%           1.41%           1.42%           1.30%
    Ratio of net investment income
      to average net assets                          1.17%           0.98%           1.01%           0.61%           0.34%
  Portfolio turnover rate                              47%             90%            131%            134%            166%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the International Focus Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2005, the Portfolio had no open forward foreign currency contracts.

      I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $668,397, of which $552,755 was rebated to borrowers (brokers). The Portfolio retained $81,179 in income from the cash collateral investment, and SSB, as lending agent, was paid $34,463. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) OTHER -- The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or gains are earned.

      The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.00% of the Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned were $856,480.

      Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisors"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $85,648.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $69,515.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $8,270 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, and during the year ended December 31, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $38,560,558 and $47,682,691, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:



                                                FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                 DECEMBER 31, 2005       DECEMBER 31, 2004
                                                ------------------      ------------------
Shares sold                                          1,446,359               2,182,090
Shares issued in reinvestment of dividends              67,559                  93,994
Shares redeemed                                     (2,324,558)             (3,858,141)
                                                    ----------              ----------
Net decrease                                          (810,640)             (1,582,057)
                                                    ==========              ==========


      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                   NUMBER OF              APPROXIMATE PERCENTAGE
                  SHAREHOLDERS            OF OUTSTANDING SHARES
                  ------------            ----------------------
                       4                           90%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      The tax character of dividends paid during the years ended December 31, 2005, and 2004, respectively, for the Portfolio were as follows:

                                  ORDINARY INCOME
                               ----------------------
                                 2005          2004
                               --------     ---------
                               $739,766      $824,282

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and deferral of post-October losses.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

        Undistributed net investment income            $     967,038
        Accumulated net realized loss                   (112,870,927)
        Unrealized appreciation                           22,648,692
        Deferral of post-October currency losses             (21,062)
                                                       -------------
                                                       $ (89,276,259
                                                       =============

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                                   EXPIRES DECEMBER 31,
                          --------------------------------------
                             2009          2010          2011
                          -----------   -----------   ----------
                          $72,374,131   $37,413,453   $3,083,343

      During the tax year ended December 31, 2005, the Portfolio utilized $7,552,063 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $85,923,470, $23,371,476, $(741,566) and $22,629,910, respectively.

      At December 31, 2005, the Portfolio reclassified $57,737 from undistributed net investment income to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and security litigation. Net assets were not affected by these reclassifications.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - International Focus Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Focus Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the International Focus Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 1.00% paid by the Portfolio ("Contractual Advisory Fee") to Credit Suisse Asset Management LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse or Credit Suisse Asset Management Limited U.K. ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited Australia ("Credit Suisse Australia"). The Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Portfolio's shareholders because the Sub-Advisers are paid by Credit Suisse, not the Portfolio.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND SUB-ADVISORY AGREEMENTS

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Form ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Portfolio utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Portfolio to obtain the best price and execution on trades in international markets.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

      o Both the Contractual Advisory Fee of 1.00% and the net advisory fee of 0.95% (when the voluntary fee waiver described below is taken into account) were higher than the median of the Portfolio's Peer Group. The Board considered the fee to be reasonable taking the fee waiver and the relatively small size of the Portfolio into account.

      o The Portfolio's performance was in the fourth or fifth quintile of its Performance Group for all periods except the one-year performance, where it ranked in the second quintile. The Portfolio's performance was in the fourth or fifth quintile of its Performance Universe for all periods except the one-year performance, where it ranked in the third quintile. The Board noted that the Portfolio's performance for the one-, two-, three-, four- and five-year periods was above or reasonably close, within one standard deviation, of the Performance Universe's and Performance Group's median, while the Portfolio's ten-year performance was within two standard deviations below the median for its Performance Group and Performance Universe. The Board had previously identified the need to

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

            address the Portfolio's performance, and noted that Credit Suisse had taken steps in response to performance issues raised by the Board. After discussion with the Board, Credit Suisse had agreed to a one-year voluntary fee reduction of five basis points. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse had addressed or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the relatively small size of the Portfolio and the amount of the Contractual Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------




                                              TERM                                          NUMBER OF
                                              OF OFFICE 1                                   PORTFOLIOS
                                              AND                                           IN FUND
                            POSITION(S)       LENGTH        PRINCIPAL                       COMPLEX        OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME       OCCUPATION(S) DURING            OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH               TRUST             SERVED        PAST FIVE YEARS                 TRUSTEE        HELD BY TRUSTEE
-------------------------   -----------       ------------  --------------------------      -----------    ---------------------
INDEPENDENT TRUSTEES

Enrique Arzac               Trustee,          Since         Professor of Finance               47          Director of The
c/o Credit Suisse Asset     Nominating        2005          and Economics,                                 Adams Express
Management, LLC             Committee                       Graduate School of                             (a closed-end
Attn: General Counsel       Member and                      Business, Columbia                             investment
466 Lexington Avenue        Audit                           University since 1971                          company); Director
New York, New York          Committee                                                                      of Petroleum
10017-3140                  Chairman                                                                       and Resources
                                                                                                           Corporation
Date of Birth: 10/02/41                                                                                    (a closed-end
                                                                                                           investment company)

Richard H. Francis          Trustee,          Since         Currently retired                  41          None
c/o Credit Suisse Asset     Nominating        1999
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten           Trustee,          Since         The Juan Trippe                    40          Director of Aetna,
Box 208200                  Nominating        1998 2        Professor in the Practice                      Inc. (insurance
New Haven, Connecticut      and Audit                       of International Trade,                        company); Director
06520-8200                  Committee                       Finance and Business                           of CarMax Group
                            Member                          from July 2005 to present;                     (used car dealers)
Date of Birth: 10/29/46                                     Partner and Chairman
                                                            of Garten Rothkopf
                                                            (consulting firm) from
                                                            October 2005 to present;
                                                            Dean of Yale School of
                                                            Management from
                                                            November 1995 to
                                                            June 2005

Peter F. Krogh              Trustee,          Since         Dean Emeritus and                  40          Director of Carlisle
301 ICC                     Nominating        2001          Distinguished Professor                        Companies
Georgetown University       and Audit                       of International Affairs                       Incorporated
Washington, DC 20057        Committee                       at the Edmund A.                               (diversified
                            Member                          Walsh School of                                manufacturing
Date of Birth: 02/11/37                                     Foreign Service,                               company)
                                                            Georgetown University
                                                            from June 1995
                                                            to present


_____________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------




                                              TERM                                          NUMBER OF
                                              OF OFFICE 1                                   PORTFOLIOS
                                              AND                                           IN FUND
                            POSITION(S)       LENGTH        PRINCIPAL                       COMPLEX        OTHER
NAME, ADDRESS AND           HELD WITH         OF TIME       OCCUPATION(S) DURING            OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH               TRUST             SERVED        PAST FIVE YEARS                 TRUSTEE        HELD BY TRUSTEE
-------------------------   -----------       ------------  --------------------------      -----------    ---------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.        Trustee,          Since         Currently retired                  42          Director of Education
c/o Credit Suisse Asset     Nominating        1999                                                         Management Corp.
Management, LLC             and Audit
Attn: General Counsel       Committee
466 Lexington Avenue        Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport         Chairman of       Trustee       Partner of Lehigh Court,           46          Director of Presstek,
Lehigh Court, LLC           the Board         Since         LLC and RZ Capital                             Inc. (digital imaging
40 East 52nd Street         of Trustees,      1999          (private investment firms)                     technologies
New York, New York          Nominating        and           from July 2002 to present;                     company); Director of
10022                       Committee         Chairman      Transition Adviser to                          Wood Resources, LLC.
                            Chairman          since         SunGard Securities                             (plywood
Date of Birth: 07/10/48     and Audit         2005          Finance, Inc. from                             manufacturing
                            Committee                       February 2002 to July                          company)
                            Member                          2002; President of
                                                            SunGard Securities
                                                            Finance, Inc. from 2001
                                                            to February 2002;
                                                            President of Loanet,
                                                            Inc. (on-line accounting
                                                            service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally  3,4   Trustee           Since         Chairman and Global                40          None
c/o Credit Suisse Asset                       2004          Chief Executive Officer
Management, LLC                                             of Credit Suisse from
Attn: General Counsel                                       March 2003 to July 2005;
466 Lexington Avenue                                        Chairman and Chief
New York, New York                                          Investment Officer of
10017-3140                                                  Banc of America Capital
                                                            Management from 1998
Date of Birth: 03/30/54                                     to March 2003


_____________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                              TERM OF
                                              OFFICE 1 AND
                            POSITION(S)       LENGTH
NAME, ADDRESS AND           HELD WITH         OF TIME
DATE OF BIRTH               TRUST             SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------     ----------        ------------  --------------------------------------------------------------
OFFICERS

Steven B. Plump 4           Chief             Since         Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset         Executive         2005          predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC             Officer and
466 Lexington Avenue        President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro        Chief             Since         Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset         Financial         1999          Associated with Credit Suisse or its predecessors since 1984;
Management, LLC             Officer and                     Officer of other Credit Suisse Funds
466 Lexington Avenue        Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief             Since         Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset         Compliance        2004          Associated with Credit Suisse since July 2000; Vice President
Management, LLC             Officer                         and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                        Associates from 1998 to June 2000; Officer of other
New York, New York                                          Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief             Since         Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset         Legal             2004          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC             Officer                         since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                        LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                          of the SEC Division of Investment Management from June
10017-3140                                                  1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                Vice              Since         Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset         President         2004          Credit Suisse since July 2003; Associated with the law firm of
Management, LLC             and                             Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue        Secretary                       Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                Assistant         Since         Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset         Treasurer         2002          since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_________________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Portfolio's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0%.

CREDIT SUISSE TRUST -- INTERNATIONAL FOCUS PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRINT-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


      CREDIT SUISSE TRUST
      o SMALL CAP GROWTH PORTFOLIO


Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 19, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust--Small Cap Growth Portfolio (the "Portfolio") had a loss of 2.68%, vs. an increase of 4.15% for the Russell 2000(R) Growth Index. 1

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Mid-capitalization stocks generally outperformed both large- and small-cap stocks for the period.

STRATEGIC REVIEW: TECHNOLOGY HOLDINGS OUTPERFORM, BUT HEALTH CARE DISAPPOINTS

      The Portfolio underperformed its benchmark in the period, which we attribute in large measure to stock selection in the health care sector. This included sizable declines by Amerigroup and Molina Healthcare, two managed care companies with significant Medicaid patient exposure. We opted to eliminate these two positions late in the period based on their unexpectedly high costs and dimmer intermediate-term prospects. The Portfolio's consumer discretionary holdings also underperformed. Greenfield Online (0.5% of the Portfolio's net assets as of December 31, 2005), an internet marketing services company, fell amid disappointing demand for its information management services.

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CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      On the positive side, factors that aided the Portfolio included good stock selection in the technology sector, where the Portfolio's holdings collectively advanced despite a generally lackluster year for small-cap technology stocks. Trident Microsystems and Genesis Microchip were among the standouts, and we eliminated the positions based on valuation. Both companies provide graphics manipulation tools used in markets such as video games and high-definition television. The Portfolio's financial services stocks also had good performance in absolute as well as relative terms.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, and includes companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth. Our general strategy is focused on a company's longer-term prospects, though we also attempt to identify stocks we feel are poised to benefit from specific market catalysts over the nearer term.

The Credit Suisse Small Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

      BECAUSE OF THE NATURE OF THE PORTFOLIO'S INVESTMENTS IN SPECIAL-SITUATION, START-UP AND OTHER SMALL COMPANIES, AN INVESTMENT IN THE PORTFOLIO MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST--SMALL CAP GROWTH PORTFOLIO AND
                THE RUSSELL 2000(R) GROWTH INDEX 1 FOR TEN YEARS.

                                  [LINE CHART]

                             Credit Suisse Trust-
                               Small Cap Growth       Russell 2000(R)
             Date                 Portfolio            Growth Index 1
            -------         ---------------------     ---------------
             12/95                  10000                  10000
                                     9880                   9917
                                    10264                  10369
                                    10496                  10574
                                    11527                  11386
                                    12110                  11970
                                    11415                  11192
                                    10144                   9826
                                    10951                  10553
                                    11487                  11097
                                    11127                  10618
                                    11135                  10913
             12/96                  11383                  11126
                                    11655                  11404
                                    10807                  10716
                                     9944                   9959
                                     9792                   9844
                                    11175                  11324
                                    11687                  11708
                                    12310                  12308
                                    12646                  12677
                                    13757                  13689
                                    13126                  12866
                                    12902                  12560
             12/97                  13174                  12567
                                    12678                  12399
                                    13773                  13494
                                    14476                  14060
                                    14572                  14146
                                    13461                  13118
                                    13805                  13252
                                    12486                  12146
                                     9960                   9342
                                    10672                  10289
                                    11087                  10826
                                    11895                  11666
             12/98                  12798                  12721
                                    13110                  13294
                                    11863                  12077
                                    12390                  12508
                                    12390                  13612
                                    12462                  13634
                                    13661                  14352
                                    13629                  13908
                                    13573                  13388
                                    14149                  13646
                                    15188                  13996
                                    17618                  15476
             12/99                  21638                  18203
                                    21209                  18034
                                    28790                  22229
                                    25000                  19893
                                    21448                  17884
                                    19301                  16318
                                    22159                  18426
                                    19830                  16847
                                    22563                  18619
                                    20887                  17694
                                    19284                  16258
                                    16163                  13306
             12/00                  17719                  14120
                                    17762                  15263
                                    15435                  13171
                                    13396                  11973
                                    15350                  13439
                                    15106                  13750
                                    15318                  14126
                                    14490                  12921
                                    13544                  12113
                                    11239                  10158
                                    12503                  11135
                                    13799                  12065
             12/01                  14883                  12816
                                    14373                  12360
                                    13194                  11561
                                    14277                  12565
                                    13831                  12294
                                    12864                  11575
                                    11653                  10593
                                     9784                   8965
                                     9646                   8960
                                     9210                   8314
                                     9816                   8734
                                    10570                   9600
             12/02                   9869                   8937
                                     9720                   8694
                                     9539                   8462
                                     9677                   8590
                                    10411                   9403
                                    11622                  10462
                                    11728                  10664
                                    12631                  11470
                                    13342                  12086
                                    12748                  11781
                                    14299                  12798
                                    14575                  13216
             12/03                  14660                  13275
                                    15510                  13972
                                    15541                  13951
                                    15924                  14017
                                    15000                  13313
                                    15371                  13578
                                    15754                  14030
                                    14054                  12770
                                    13767                  12496
                                    14352                  13187
                                    14660                  13507
                                    15605                  14648
             12/04                  16253                  15174
                                    15605                  14490
                                    15849                  14688
                                    15488                  14138
                                    14447                  13238
                                    15244                  14172
                                    16147                  14629
                                    16795                  15652
                                    16497                  15431
                                    16158                  15553
                                    15499                  14978
                                    15934                  15826
             12/05                  15818                  15802

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005

                                                                SINCE
               1 YEAR            5 YEARS         10 YEARS    INCEPTION 2
              --------           -------         --------    -----------
               (2.68%)           (2.24%)          4.69%         6.71%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

________________

1 The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

2     Inception Date: 6/30/95

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $  979.60
Expenses Paid per $1,000*                                             $    5.74

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,019.41
Expenses Paid per $1,000*                                             $    5.85

ANNUALIZED EXPENSE RATIOS*                                                 1.15%

______________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                   [BAR GRAPH]

           Technology                                  27.0%
           Consumer Discretionary                      25.1%
           Health Care                                 18.0%
           Materials & Processing                       7.6%
           Financial Services                           7.4%
           Other Energy                                 6.4%
           Producer Durables                            3.6%
           Short-Term Investment                        3.5%
           Consumer Staples                             0.9%
           Integrated Oils                              0.5%

_________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS (96.7%)
AGRICULTURE (1.2%)
   Delta and Pine Land Co. ss.                          277,600   $   6,387,576
                                                                  -------------

BANKS (1.9%)
   Boston Private Financial Holdings, Inc. ss.          228,500       6,950,970
   UCBH Holdings, Inc. ss.                              186,800       3,339,984
                                                                  -------------
                                                                     10,290,954
                                                                  -------------

BIOTECHNOLOGY (1.7%)
   LifeCell Corp.* ss.                                  282,700       5,391,089
   Martek Biosciences Corp.* ss.                        169,800       4,178,778
                                                                  -------------
                                                                      9,569,867
                                                                  -------------

CHEMICALS (2.0%)
   Airgas, Inc. ss.                                     344,200      11,324,180
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES (2.8%)
   Greenfield Online, Inc.*                             440,150       2,579,279
   Kforce, Inc.* ss.                                    535,300       5,973,948
   Universal Technical Institute, Inc.* ss.             230,300       7,125,482
                                                                  -------------
                                                                     15,678,709
                                                                  -------------

COMMUNICATIONS EQUIPMENT (3.4%)
   InPhonic, Inc.* ss.                                   91,357         793,892
   Kanbay International, Inc.* ss.                      463,900       7,371,371
   Sonus Networks, Inc.* ss.                          1,354,700       5,039,484
   Symmetricom, Inc.* ss.                               691,800       5,859,546
                                                                  -------------
                                                                     19,064,293
                                                                  -------------

COMPUTERS & PERIPHERALS (2.5%)
   Avid Technology, Inc.* ss.                           154,400       8,454,944
   Mercury Computer Systems, Inc.*                      271,900       5,609,297
                                                                  -------------
                                                                     14,064,241
                                                                  -------------

CONTAINERS & PACKAGING (1.4%)
   Crown Holdings, Inc.* ss.                            405,600       7,921,368
                                                                  -------------

DISTRIBUTION & WHOLESALE (1.5%)
   Beacon Roofing Supply, Inc.* ss.                     297,700       8,552,921
                                                                  -------------

DIVERSIFIED FINANCIALS (4.7%)
   Affiliated Managers Group, Inc.* ss.                 133,550      10,717,388
   National Financial Partners Corp. ss.                170,500       8,959,775
   Texas Capital Bancshares, Inc.* ss.                  298,900       6,698,349
                                                                  -------------
                                                                     26,375,512
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
   FLIR Systems, Inc. ss.                               277,400       6,194,342
   Veeco Instruments, Inc.* ss.                         313,800       5,438,154
                                                                  -------------
                                                                     11,632,496
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (1.1%)
   Newpark Resources, Inc.* ss.                         791,000   $   6,035,330
                                                                  -------------

FOOD PRODUCTS (0.9%)
   Peet's Coffee & Tea, Inc.* ss.                       161,607       4,904,772
                                                                  -------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
   Haemonetics Corp.* ss.                               137,000       6,693,820
   Immucor, Inc.* ss.                                   303,300       7,085,088
                                                                  -------------
                                                                     13,778,908
                                                                  -------------

HEALTHCARE PROVIDERS & SERVICES (10.6%)
   Advisory Board Co.* ss.                              182,100       8,680,707
   Centene Corp.* ss.                                   307,500       8,084,175
   Gentiva Health Services, Inc.* ss.                   342,700       5,051,398
   Lifeline Systems, Inc.* ss.                          174,420       6,376,795
   LifePoint Hospitals, Inc.* ss.                        74,700       2,801,250
   Matria Healthcare, Inc.* ss.                         115,621       4,481,470
   PSS World Medical, Inc.* ss.                         378,100       5,611,004
   Psychiatric Solutions, Inc.* ss.                     106,400       6,249,936
   Sunrise Senior Living, Inc.* ss.                     192,400       6,485,804
   United Surgical Partners International, Inc.* ss.    162,350       5,219,553
                                                                  -------------
                                                                     59,042,092
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE (5.6%)
   Aztar Corp.* ss.                                     188,000       5,713,320
   Carmike Cinemas, Inc. ss.                            221,500       5,617,240
   Great Wolf Resorts, Inc.* ss.                        491,300       5,065,303
   Orient-Express Hotels, Ltd. Class A ss.              243,500       7,675,120
   Shuffle Master, Inc.* ss.                            281,600       7,079,424
                                                                  -------------
                                                                     31,150,407
                                                                  -------------

HOUSEHOLD DURABLES (1.2%)
   Dolby Laboratories, Inc. Class A*                    402,300       6,859,215
                                                                  -------------

INTERNET & CATALOG RETAIL (0.3%)
   Alloy, Inc. ss.                                      612,800       1,770,992
                                                                  -------------

INTERNET SOFTWARE & SERVICES (9.2%)
   Chordiant Software, Inc.* ss.                      1,655,800       4,338,196
   CNET Networks, Inc.* ss.                             500,500       7,352,345
   Digitas, Inc.* ss.                                   508,700       6,368,924
   Jupitermedia Corp.* ss.                              468,100       6,918,518
   MatrixOne, Inc.* ss.                                 979,188       4,886,148
   Openwave Systems, Inc.*                              616,866      10,776,649
   Opsware, Inc.* ss.                                 1,554,900      10,557,771
                                                                  -------------
                                                                     51,198,551
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS
IT CONSULTING & SERVICES (3.1%)
   CACI International, Inc. Class A* ss.                103,000   $   5,910,140
   Redback Networks, Inc.* ss.                          452,400       6,360,744
   TNS, Inc.* ss.                                       244,900       4,697,182
                                                                  -------------
                                                                     16,968,066
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS (1.7%)
   RC2 Corp.* ss.                                       268,300       9,530,016
                                                                  -------------

MACHINERY (1.5%)
   Kennametal, Inc. ss.                                 167,300       8,538,992
                                                                  -------------

MEDIA (1.6%)
   Lions Gate Entertainment Corp.* ss.                1,187,700       9,121,536
                                                                  -------------

OIL & GAS (5.8%)
   Comstock Resources, Inc.* ss.                        234,700       7,160,697
   Denbury Resources, Inc.* ss.                         355,800       8,105,124
   KCS Energy, Inc.* ss.                                118,000       2,857,960
   Remington Oil & Gas Corp.* ss.                       155,800       5,686,700
   W&T Offshore, Inc. ss.                               295,800       8,696,520
                                                                  -------------
                                                                     32,507,001
                                                                  -------------

PHARMACEUTICALS (5.8%)
   Adolor Corp.* ss.                                    174,216       2,543,554
   Angiotech Pharmaceuticals, Inc.* ss.                 472,100       6,208,115
   DOV Pharmaceutical, Inc.* ss.                        411,200       6,036,416
   Durect Corp.* ss.                                    575,600       2,918,292
   Medicines Co.* ss.                                   361,200       6,302,940
   Taro Pharmaceutical Industries, Ltd.*                577,600       8,069,072
                                                                  -------------
                                                                     32,078,389
                                                                  -------------

REAL ESTATE (1.7%)
   Brookdale Senior Living, Inc. ss.                     29,000         864,490
   HouseValues, Inc.*                                   654,600       8,529,438
                                                                  -------------
                                                                      9,393,928
                                                                  -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.8%)
   Adaptec, Inc.* ss.                                   516,600       3,006,612
   FormFactor, Inc.* ss.                                273,100       6,671,833
   Integrated Device Technology, Inc.* ss.              863,700      11,383,566
   Tessera Technologies, Inc.* ss.                      439,700      11,366,245
                                                                  -------------
                                                                     32,428,256
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS
SOFTWARE (7.2%)
   Cognos, Inc.* ss.                                    226,500   $   7,861,815
   Gravity Company, Ltd. ADR* ss.                       258,000       1,857,600
   Intellisync Corp.* ss.                               671,600       3,465,456
   Open Solutions, Inc.* ss.                            317,200       7,270,224
   Take-Two Interactive Software, Inc.* ss.             325,300       5,757,810
   THQ, Inc.* ss.                                       244,050       5,820,592
   VeriFone Holdings, Inc.* ss.                         324,900       8,219,970
                                                                  -------------
                                                                     40,253,467
                                                                  -------------

SPECIALTY RETAIL (5.4%)
   Aaron Rents, Inc. ss.                                268,000       5,649,440
   Children's Place Retail Stores, Inc.* ss.            120,300       5,945,226
   Cost Plus, Inc.* ss.                                 272,900       4,680,235
   Hot Topic, Inc.* ss.                                 560,100       7,981,425
   PETCO Animal Supplies, Inc.* ss.                     271,300       5,955,035
                                                                  -------------
                                                                     30,211,361
                                                                  -------------

TEXTILES & APPAREL (0.5%)
   dELiA*s, Inc. ss.                                    306,400       2,543,120
                                                                  -------------

TOTAL COMMON STOCKS (Cost $510,600,271)                             539,176,516
                                                                  -------------

SHORT-TERM INVESTMENTS (32.5%)
   State Street Navigator Prime Fund  ss.ss.        161,412,115     161,412,115

                                                       PAR
                                                      (000)
                                                   ------------
   State Street Bank and Trust Co. Euro Time
    Deposit, 3.350%, 1/03/06                       $     19,461      19,461,000
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $180,873,115)                    180,873,115
                                                                  -------------

TOTAL INVESTMENTS AT VALUE (129.2%)
   (Cost $691,473,386)                                              720,049,631

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.2%)                     (162,672,939)
                                                                  -------------

NET ASSETS (100.0%)                                               $ 557,376,692
                                                                  =============

                             INVESTMENT ABBREVIATION
                         ADR=American Depositary Receipt

--------------------------------------------------------------------------------

*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $161,412,115 (Cost $691,473,386) (Note 2)      $  720,049,631 1
   Receivable for investments sold                                   1,355,880
   Receivable for portfolio shares sold                                601,625
   Dividend and interest receivable                                     96,393
   Prepaid expenses and other assets                                    41,232
                                                                --------------
      Total Assets                                                 722,144,761
                                                                --------------

LIABILITIES
   Advisory fee payable (Note 3)                                       438,599
   Administrative services fee payable (Note 3)                        112,179
   Payable upon return of securities loaned (Note 2)               161,412,115
   Due to custodian                                                  1,355,632
   Payable for investments purchased                                   854,124
   Payable for portfolio shares redeemed                               527,653
   Other accrued expenses payable                                       67,767
                                                                --------------
      Total Liabilities                                            164,768,069
                                                                --------------

NET ASSETS
   Capital stock, $0.001 par value (Note 6)                             37,431
   Paid-in capital (Note 6)                                        657,856,221
   Accumulated net realized loss on investments                   (129,093,205)
   Net unrealized appreciation from investments                     28,576,245
                                                                --------------
      Net Assets                                                $  557,376,692
                                                                ==============

   Shares outstanding                                               37,430,796
                                                                --------------
   Net asset value, offering price and redemption price per
      share                                                     $        14.89
                                                                ==============

--------------------------------------------------------------------------------
1     Including $156,936,646 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                    $      821,908
   Interest                                                            738,921
   Securities lending                                                  347,679
                                                                --------------
      Total investment income                                        1,908,508
                                                                --------------

EXPENSES
   Investment advisory fees (Note 3)                                 5,795,796
   Administrative services fees (Note 3)                             1,082,646
   Printing fees (Note 3)                                              228,543
   Audit and tax fees                                                   68,034
   Custodian fees                                                       58,678
   Insurance expense                                                    21,434
   Legal fees                                                           18,453
   Commitment fees (Note 4)                                             16,307
   Transfer agent fees                                                  11,183
   Trustees' fees                                                        2,445
   Miscellaneous expense                                                11,147
                                                                --------------
      Total expenses                                                 7,314,666
                                                                --------------
        Net investment loss                                         (5,406,158)
                                                                --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                               68,108,464
   Net change in unrealized appreciation (depreciation)
    from investments                                               (83,839,851)
                                                                --------------
   Net realized and unrealized loss from investments               (15,731,387)
                                                                --------------
   Net decrease in net assets resulting from operations         $  (21,137,545)
                                                                ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                   DECEMBER         DECEMBER
                                                   31, 2005         31, 2004
                                                 -------------    -------------
FROM OPERATIONS
   Net investment loss                           $  (5,406,158)   $  (7,172,470)
   Net realized gain on investments                 68,108,464       82,152,502
   Net change in unrealized appreciation
    (depreciation) from investments                (83,839,851)        (967,702)
                                                 -------------    -------------
   Net increase (decrease) in net assets
    resulting from operations                      (21,137,545)      74,012,330
                                                 -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
   Proceeds from sale of shares                     14,297,997       74,556,645
   Net asset value of shares redeemed             (202,887,845)    (156,812,085)
                                                 -------------    -------------
   Net decrease in net assets from capital
    share transactions                            (188,589,848)     (82,255,440)
                                                 -------------    -------------
   Net decrease in net assets                     (209,727,393)      (8,243,110)

NET ASSETS
   Beginning of year                               767,104,085      775,347,195
                                                 -------------    -------------
   End of year                                   $ 557,376,692    $ 767,104,085
                                                 =============    =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                             FOR THE YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                              ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
   Net asset value, beginning of year         $   15.30    $   13.80    $    9.29    $   14.01    $   16.68
                                              ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
   Net investment loss                            (0.14)       (0.14)       (0.10)       (0.11)       (0.10)
   Net gain (loss) on investments
    (both realized and unrealized)                (0.27)        1.64         4.61        (4.61)       (2.57)
                                              ---------    ---------    ---------    ---------    ---------
      Total from investment operations            (0.41)        1.50         4.51        (4.72)       (2.67)
                                              ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                  $   14.89    $   15.30    $   13.80    $    9.29    $   14.01
                                              =========    =========    =========    =========    =========

      Total return 1                              (2.68)%      10.87%       48.55%      (33.69)%     (16.01)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)     $ 557,377    $ 767,104    $ 775,347    $ 501,613    $ 864,819
    Ratio of expenses to average net assets        1.14%        1.10%        1.12%        1.14%        1.12%
    Ratio of net investment loss
      to average net assets                       (0.84)%      (0.92)%      (0.97)%      (0.94)%      (0.73)%
   Portfolio turnover rate                           82%          99%          76%          69%          91%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks capital growth. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $5,791,276, of which $5,295,748 was rebated to borrowers (brokers). The Portfolio retained $347,679 in income from the cash collateral investment, and SSB, as lending agent, was paid $147,849. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      H) OTHER -- The Portfolio may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Portfolio or the current carrying values, and the difference could be material.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the average daily net assets of the

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Portfolio. For the year ended December 31, 2005, investment advisory fees earned were $5,795,796.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $643,977.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $438,669.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $7,504 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005 and during the year ended December 31, 2005, the Portfolio had no borrowings under the Credit Facility.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $509,116,006 and $712,462,333, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                   FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                    DECEMBER 31, 2005        DECEMBER 31, 2004
                                  ----------------------   ---------------------
Shares sold                                 960,940               5,103,557
Shares redeemed                         (13,667,854)            (11,169,224)
                                     --------------          --------------
Net decrease                            (12,706,914)             (6,065,667)
                                     ==============          ==============

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                  NUMBER OF             APPROXIMATE PERCENTAGE
                SHAREHOLDERS            OF OUTSTANDING SHARES
                ------------            ----------------------
                      3                          86%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

         Accumulated net realized loss            $(125,618,971)
         Unrealized appreciation                  $  25,102,011
                                                  -------------
                                                  $(100,516,960)
                                                  =============

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                    --------------------------------------
                        2009          2010          2011
                     -----------   -----------   ----------
                     $27,132,018   $93,228,766   $5,258,187

      During the tax year ended December 31, 2005, the Portfolio utilized $69,726,382 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $694,947,620 $80,887,208 ($55,785,197) and $25,102,011, respectively.

      At December 31, 2005, the Portfolio reclassified $6,603 to accumulated net realized loss from investments and $5,406,158 to net investment loss from paid in capital to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and security litigation. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Small Cap Growth Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Cap Growth Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Small Cap Growth Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the actual and contractual advisory fee rate of 0.90% paid by the Portfolio ("Contractual Advisory Fee") to Credit Suisse Asset Management LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENTS

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four-, five- and ten-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o Although the Contractual Advisory Fee was higher than the median of the Portfolio's Peer Group, the fee was reasonable given the Portfolio's asset size.

      o Over the review period, the Portfolio's performance did not exceed the third quintile of its Performance Group. The Portfolio's performance was above the median for the three- and four-year period in the Performance Universe and within or close to one standard deviation from the median for the one-, two-, five- and ten-year periods. The Board noted that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse had addressed or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the relatively small size of the Portfolio, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------




                                              TERM                                          NUMBER OF
                                              OF OFFICE 1                                   PORTFOLIOS
                                              AND                                           IN FUND
                              POSITION(S)     LENGTH         PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
-------------------------     -----------     ------------   --------------------------     -----------      ---------------------
INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,        Since 2005     Professor of Finance               47           Director of The
c/o Credit Suisse Asset       Nominating                     and Economics,                                  Adams Express
Management, LLC               Committee                      Graduate School of                              (a closed-end
Attn: General Counsel         Member and                     Business, Columbia                              investment
466 Lexington Avenue          Audit                          University since 1971                           company); Director
New York, New York            Committee                                                                      of Petroleum
10017-3140                    Chairman                                                                       and Resources
                                                                                                             Corporation
Date of Birth: 10/02/41                                                                                      (a closed-end
                                                                                                             investment
                                                                                                             company)

Richard H. Francis            Trustee,        Since 1999     Currently retired                  41           None
c/o Credit Suisse Asset       Nominating
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,        Since 1998 2   The Juan Trippe                    40           Director of Aetna,
Box 208200                    Nominating                     Professor in the Practice                       Inc. (insurance
New Haven, Connecticut        and Audit                      of International Trade,                         company); Director
06520-8200                    Committee                      Finance and Business                            of CarMax Group
                              Member                         from July 2005 to present;                      (used car dealers)
Date of Birth: 10/29/46                                      Partner and Chairman
                                                             of Garten Rothkopf
                                                             (consulting firm)
                                                             from October 2005 to
                                                             present; Dean of Yale
                                                             School of Management
                                                             from November 1995 to
                                                             June 2005

Peter F. Krogh                Trustee,        Since 2001     Dean Emeritus and                  40           Director of Carlisle
301 ICC                       Nominating                     Distinguished Professor                         Companies
Georgetown University         and Audit                      of International Affairs                        Incorporated
Washington, DC 20057          Committee                      at the Edmund A.                                (diversified
                              Member                         Walsh School of                                 manufacturing
Date of Birth: 02/11/37                                      Foreign Service,                                company)
                                                             Georgetown
                                                             University from June
                                                             1995 to present


_______________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------




                                              TERM                                          NUMBER OF
                                              OF OFFICE 1                                   PORTFOLIOS
                                              AND                                           IN FUND
                              POSITION(S)     LENGTH         PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
-------------------------     -----------     ------------   --------------------------     -----------      ---------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,        Since 1999     Currently retired                  42           Director of Education
c/o Credit Suisse Asset       Nominating                                                                     Management Corp.
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of     Trustee        Partner of Lehigh Court,           46           Director of Presstek,
Lehigh Court, LLC             the Board       Since          LLC and RZ Capital                              Inc. (digital imaging
40 East 52nd Street           of Trustees,    1999           (private investment                             technologies
New York, New York            Nominating      and            firms) from July 2002                           company); Director of
10022                         Committee       Chairman       to present; Transition                          Wood Resources, LLC.
                              Chairman        since 2005     Adviser to SunGard                              (plywood
Date of Birth: 07/10/48       and Audit                      Securities Finance, Inc.                        manufacturing
                              Committee                      from February 2002 to                           company)
                              Member                         July 2002; President of
                                                             SunGard Securities
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997
                                                             to 2001

INTERESTED TRUSTEE

Michael E. Kenneally  3,4     Trustee         Since 2004     Chairman and Global                40           None
c/o Credit Suisse Asset                                      Chief Executive Officer
Management, LLC                                              of Credit Suisse from
Attn: General Counsel                                        March 2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from 1998
Date of Birth: 03/30/54                                      to March 2003


_______________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                              TERM
                                              OF OFFICE 1
                                              AND
                              POSITION(S)     LENGTH
NAME, ADDRESS AND             HELD WITH       OF TIME
DATE OF BIRTH                 FUND            SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------     -----------     ------------   -------------------------------------------------------------
OFFICERS

Steven B. Plump 4             Chief           Since 2005     Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive                      predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief           Since 1999     Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial                      Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                    Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief           Since 2004     Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance                     Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                        and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of other
New York, New York                                           Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief           Since 2004     Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal                          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                        since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                         LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                           of the SEC Division of Investment Management from June
10017-3140                                                   1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice            Since 2004     Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President                      Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                            Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue          Secretary                      Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant       Since 2002     Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer                      since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_______________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- SMALL CAP GROWTH PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       30

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                                       31

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                                       32

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRSCG-AR-1205

CREDIT SUISSE [LOGO]

CREDIT SUISSE FUNDS
Annual Report

December 31, 2005

      CREDIT SUISSE TRUST
      o MID-CAP GROWTH PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 19, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust--Mid-Cap Growth Portfolio 1 (the "Portfolio") had a gain of 6.97%, vs. an increase of 12.10% for the Russell Midcap(R) Growth Index 2 and an increase of 8.18% for the Russell 2500 TM Growth Index 3.

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large share of the value universe. Mid-capitalization stocks generally outperformed both large and small-cap stocks for the period.

STRATEGIC REVIEW: HEALTH CARE HOLDINGS COUNTER GOOD STOCK SELECTION ELSEWHERE

      The Portfolio participated in the market's rally but underperformed its benchmarks, which we attribute primarily to stock selection in the health care sector. Amerigroup, a managed care company, had a sizable decline in share price as rising medical costs weighed on the company's earnings. We decided to eliminate the position in the period. Another underperformer was Taro Pharmaceuticals (1.3% of the Portfolio's net assets as of December 31, 2005), a maker of prescription and over-the-counter drugs. The stock struggled amid pressure on its earnings due to heightened competition. In addition, the Portfolio's financial services holdings collectively underperformed.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      On the positive side, strong stock selection in the consumer discretionary and consumer staples sectors aided the Portfolio's relative performance. The Portfolio's producer durables holdings also outperformed, led by Crown Castle International (1.3% of the Portfolio's net assets as of December 31, 2005), which owns and operates wireless communication towers. The stock's appreciation in 2005 reflected rising demand for the company's services. Also of note, Macromedia, a Portfolio holding in the technology sector, was purchased by Adobe (2.6% of the Portfolio's net assets as of December 31, 2005) late in the period, and the stock was a solid performer in 2005 as a result. We opted to keep the merged entity in the Portfolio. We believe the company has an attractively expanded suite of products.

      Going forward, we will continue to seek to identify companies with attractive capital-growth potential. Our stock-selection process emphasizes companies we believe to have accelerating earnings, improving fundamentals, competent management and compelling business models, including companies still in their developmental stage as well as older companies that appear to be entering a new stage of growth.

The Credit Suisse Small/Mid-Cap Growth Team

Marion U. Pardo
Leo M. Bernstein
Calvin E. Chung
Eric M. Wiegand

      INVESTING IN SMALL TO MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO 1, THE RUSSELL 2500 TM GROWTH INDEX, 2 AND
         THE RUSSELL MIDCAP(R) GROWTH INDEX 3 FROM INCEPTION (9/13/99).

                              [LINE GRAPH OMITTED]


                      Credit Suisse
                      Trust-Mid-Cap           Russell
                         Growth              MidCap(R)        Russell 2500 TM
                      Portfolio 1          Growth Index 2      Growth Index 3
                      -------------        --------------     ---------------
           9/99            10000               10000               10000
                           9530                 9508                9568
                           9950                10243               10034
                          11200                11304               11219
          12/99           13195                13261               13334
                          13286                13259               13260
                          17233                16046               16661
                          15961                16062               15354
                          13791                14502               13858
                          12862                13445               12624
                          14831                14871               14293
                          14033                13930               13122
                          15406                16031               14832
                          15174                15247               13873
                          14134                14204               13015
                          11923                11117               10536
          12/00           12993                11703               11189
                          12892                12372               11914
                          10952                10232               10075
                           9821                 8767                8961
                          11074                10229               10326
                          10912                10181               10626
                          11266                10186               10867
                          10659                 9499               10066
                          10084                 8810                9397
                           8871                 7354                7925
                           9528                 8127                8707
                          10387                 9002                9459
          12/01           10862                 9345                9978
                          10366                 9041                9551
                           9780                 8528                8961
                          10407                 9179                9682
                          10195                 8694                9361
                           9740                 8435                8889
                           9043                 7503                8072
                           7790                 6774                7070
                           7790                 6750                7068
                           7275                 6214                6534
                           7689                 6696                6909
                           8154                 7220                7552
          12/02            7679                 6784                7075
                           7689                 6718                6921
                           7578                 6659                6759
                           7679                 6783                6848
                           8214                 7245                7446
                           9013                 7942                8235
                           9215                 8056                8405
                           9639                 8343                8964
                          10185                 8803                9445
                           9831                 8632                9242
                          10781                 9328               10001
                          11013                 9578               10340
          12/03           11013                 9682               10351
                          11619                10002               10783
                          11761                10170               10883
                          11943                10150               10921
                          11306                 9864               10458
                          11498                10097               10675
                          11741                10258               10936
                          10750                 9578               10080
                          10437                 9461                9877
                          10841                 9814               10322
                          11246                10146               10616
                          11842                10670               11319
          12/04           12458                11181               11862
                          12215                10881               11443
                          12488                11157               11671
                          12226                10994               11348
                          11771                10558               10736
                          12529                11163               11451
                          12660                11371               11753
                          13216                12034               12516
                          13357                11960               12372
                          13165                12115               12492
                          12690                11759               12083
                          13145                12397               12759
          12/05           13327                12533               12831

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                        SINCE
                        1 YEAR        5 YEARS         INCEPTION
                        ------        -------         ---------
                        6.97%          0.51%            4.66%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_____________
1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3 The Russell 2500 TM Growth Index measures the performance of those companies in the Russell 2500 TM Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $ 1,000.00
Ending Account Value 12/31/05                                        $ 1,052.70
Expenses Paid per $1,000*                                            $     6.47

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $ 1,000.00
Ending Account Value 12/31/05                                        $ 1,018.90
Expenses Paid per $1,000*                                            $     6.36

ANNUALIZED EXPENSE RATIOS*                                                 1.25%

_____________
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                                   [BAR GRAPH]

           Consumer Discretionary                 26.2%

           Health Care                            18.8%

           Technology                             17.1%

           Other Energy                            9.5%

           Financial Services                      9.2%

           Producer Durables                       7.5%

           Materials & Processing                  5.9%

           Short-Term Investment                   4.2%

           Consumer Staples                        1.1%

           Utilities                               0.5%

______________
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS (95.9%)
AEROSPACE & DEFENSE (6.9%)
   Alliant Techsystems, Inc.*                             8,100   $     616,977
   Goodrich Corp.                                        11,300         464,430
   L-3 Communications Holdings, Inc.                      6,100         453,535
   Precision Castparts Corp.                             20,700       1,072,467
                                                                  -------------
                                                                      2,607,409
                                                                  -------------

BANKS (4.4%)
   Hudson City Bancorp, Inc.                             36,200         438,744
   Mellon Financial Corp.                                22,400         767,200
   Northern Trust Corp.                                   8,800         456,016
                                                                  -------------
                                                                      1,661,960
                                                                  -------------

BEVERAGES (1.2%)
   Constellation Brands, Inc. Class A*                   16,500         432,795
                                                                  -------------

BIOTECHNOLOGY (4.6%)
   Amylin Pharmaceuticals, Inc.* ss.                     11,600         463,072
   Neurocrine Biosciences, Inc.* ss.                      8,200         514,386
   Protein Design Labs, Inc.* ss.                        27,000         767,340
                                                                  -------------
                                                                      1,744,798
                                                                  -------------

CHEMICALS (3.0%)
   Chemtura Corp.                                        44,000         558,800
   Monsanto Co.                                           7,400         573,722
                                                                  -------------
                                                                      1,132,522
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES (3.3%)
   Brink's Co.                                           11,900         570,129
   Corporate Executive Board Co.                          4,900         439,530
   Laureate Education, Inc.*                              4,700         246,797
                                                                  -------------
                                                                      1,256,456
                                                                  -------------

COMMUNICATIONS EQUIPMENT (2.2%)
   Avaya, Inc.* ss.                                      27,900         297,693
   Comverse Technology, Inc.*                            20,300         539,777
                                                                  -------------
                                                                        837,470
                                                                  -------------

DIVERSIFIED FINANCIALS (2.3%)
   American Capital Strategies, Ltd.                     13,100         474,351
   Nuveen Investments, Class Ass                          8,700         370,794
                                                                  -------------
                                                                        845,145
                                                                  -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.8%)
   Broadcom Corp. Class A*                               17,600         829,840
   Intersil Corp. Class A                                 7,700         191,576
   Roper Industries, Inc.                                19,800         782,298
                                                                  -------------
                                                                      1,803,714
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (3.9%)
   Grant Prideco, Inc.*                                   6,900   $     304,428
   National-Oilwell Varco, Inc.*                         11,900         746,130
   Smith International, Inc.                             10,800         400,788
                                                                  -------------
                                                                      1,451,346
                                                                  -------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.6%)
   Dade Behring Holdings, Inc.                           21,100         862,779
   Varian Medical Systems, Inc.*                         10,100         508,434
                                                                  -------------
                                                                      1,371,213
                                                                  -------------

HEALTHCARE PROVIDERS & SERVICES (4.9%)
   Covance, Inc.* ss.                                    13,000         631,150
   Omnicare, Inc.                                        16,107         921,643
   Quest Diagnostics, Inc.                                5,800         298,584
                                                                  -------------
                                                                      1,851,377
                                                                  -------------

HOTELS, RESTAURANTS & LEISURE (4.6%)
   Cheesecake Factory, Inc.*                              7,300         272,947
   Penn National Gaming, Inc.*                           18,300         602,985
   Royal Caribbean Cruises, Ltd. ss.                      4,100         184,746
   Starwood Hotels & Resorts Worldwide, Inc.             10,500         670,530
                                                                  -------------
                                                                      1,731,208
                                                                  -------------

HOUSEHOLD DURABLES (2.0%)
   Snap-On, Inc.                                         20,100         754,956
                                                                  -------------

INSURANCE (2.5%)
   Genworth Financial, Inc. Class A                      27,600         954,408
                                                                  -------------

INTERNET SOFTWARE & SERVICES (2.6%)
   CNET Networks, Inc.* ss.                              29,100         427,479
   VeriSign, Inc.* ss.                                   25,700         563,344
                                                                  -------------
                                                                        990,823
                                                                  -------------

IT CONSULTING & SERVICES (4.8%)
   CACI International, Inc. Class A*                     14,300         820,534
   NAVTEQ Corp.*                                         18,000         789,660
   SRA International, Inc. Class A* ss.                   6,700         204,618
                                                                  -------------
                                                                      1,814,812
                                                                  -------------

LEISURE EQUIPMENT & PRODUCTS (1.7%)
   SCP Pool Corp. ss.                                    17,100         636,462
                                                                  -------------

MEDIA (4.1%)
   E.W. Scripps Co. Class A                               6,300         302,526
   Getty Images, Inc.* ss.                                9,500         848,065
   Univision Communications, Inc. Class A*               13,700         402,643
                                                                  -------------
                                                                      1,553,234
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                      SHARES          VALUE
                                                   ------------   -------------
COMMON STOCKS
METALS & MINING (1.3%)
   Peabody Energy Corp.                                   5,700   $     469,794
                                                                  -------------

OIL & GAS (5.0%)
   Kinder Morgan, Inc.                                    2,100         193,095
   Newfield Exploration Co.*                             16,700         836,169
   Noble Energy, Inc.                                     6,900         278,070
   XTO Energy, Inc.                                      12,700         558,038
                                                                  -------------
                                                                      1,865,372
                                                                  -------------

PHARMACEUTICALS (5.6%)
   Barr Pharmaceuticals, Inc.*                            8,200         510,778
   Forest Laboratories, Inc.*                            20,900         850,212
   Sepracor, Inc.* ss.                                    5,000         258,000
   Taro Pharmaceutical Industries, Ltd.*                 34,600         483,362
                                                                  -------------
                                                                      2,102,352
                                                                  -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.5%)
   International Rectifier Corp.*                         8,800         280,720
   Maxim Integrated Products, Inc.                        8,000         289,920
                                                                  -------------
                                                                        570,640
                                                                  -------------

SOFTWARE (6.2%)
   Activision, Inc.*                                     41,821         574,621
   Adobe Systems, Inc.*                                  26,114         965,173
   Salesforce.com, Inc.* ss.                             24,500         785,225
                                                                  -------------
                                                                      2,325,019
                                                                  -------------

SPECIALTY RETAIL (5.0%)
   Circuit City Stores, Inc.                             21,000         474,390
   Michaels Stores, Inc.                                 12,900         456,273
   Williams-Sonoma, Inc.*                                22,100         953,615
                                                                  -------------
                                                                      1,884,278
                                                                  -------------

TEXTILES & APPAREL (1.3%)
   Coach, Inc.*                                          14,500         483,430
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
   American Tower Corp. Class A*                         17,900         485,090
   Crown Castle International Corp.*                     18,000         484,380
                                                                  -------------
                                                                        969,470
                                                                  -------------

TOTAL COMMON STOCKS (Cost $30,030,948)                               36,102,463
                                                                  -------------

SHORT-TERM INVESTMENTS (19.8%)
   State Street Navigator Prime Fund ss.ss.           5,861,871       5,861,871

                                                       PAR
                                                      (000)
                                                   ------------
   State Street Bank and Trust Co. Euro Time
    Deposit, 3.350%, 1/03/06                       $      1,600       1,600,000
                                                                  -------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                  -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $7,461,871)                    $   7,461,871
                                                                  -------------

TOTAL INVESTMENTS AT VALUE (115.7%) (Cost $37,492,819)               43,564,334

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.7%)                       (5,905,472)
                                                                  -------------

NET ASSETS (100.0%)                                               $  37,658,862
                                                                  =============

--------------------------------------------------------------------------------
*       Non-income producing security.

ss.     Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $5,861,871 (Cost $37,492,819) (Note 2)          $  43,564,334 1
   Cash                                                                    725
   Dividend and interest receivable                                     16,384
   Receivable for portfolio shares sold                                  5,088
   Prepaid expenses and other assets                                     1,745
                                                                 -------------
      Total Assets                                                  43,588,276
                                                                 -------------

LIABILITIES
   Advisory fee payable (Note 3)                                        28,137
   Administrative services fee payable (Note 3)                          8,953
   Payable upon return of securities loaned (Note 2)                 5,861,871
   Other accrued expenses payable                                       30,453
                                                                 -------------
      Total Liabilities                                              5,929,414
                                                                 -------------

NET ASSETS
   Capital stock, $0.001 par value (Note 6)                              2,855
   Paid-in capital (Note 6)                                         44,500,250
   Accumulated net realized loss on investments                    (12,915,758)
   Net unrealized appreciation from investments                      6,071,515
                                                                 -------------
      Net Assets                                                 $  37,658,862
                                                                 =============

   Shares outstanding                                                2,854,761
                                                                 -------------
   Net asset value, offering price, and redemption price
    per share                                                    $       13.19
                                                                 =============

--------------------------------------------------------------------------------
1     Including $5,735,946 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                      $     164,307
   Interest                                                              47,490
   Securities lending                                                     4,581
                                                                  -------------
     Total investment income                                            216,378
                                                                  -------------

EXPENSES
   Investment advisory fees (Note 3)                                    352,110
   Administrative services fees (Note 3)                                 78,428
   Printing fees (Note 3)                                                39,701
   Audit and tax fees                                                    18,318
   Legal fees                                                            15,832
   Custodian fees                                                        12,309
   Insurance expense                                                      5,342
   Trustees' fees                                                         2,445
   Transfer agent fees                                                    1,866
   Commitment fees (Note 4)                                               1,001
   Miscellaneous expense                                                  8,232
                                                                  -------------
     Total expenses                                                     535,584
   Less: fees waived (Note 3)                                           (46,999)
                                                                  -------------
     Net expenses                                                       488,585
                                                                  -------------
       Net investment loss                                             (272,207)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

   Net realized gain from investments                                 4,952,683
   Net change in unrealized appreciation (depreciation)
    from investments                                                 (2,119,147)
                                                                  -------------
   Net realized and unrealized gain from investments                  2,833,536
                                                                  -------------
   Net increase in net assets resulting from operations           $   2,561,329
                                                                  =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 FOR THE YEAR     FOR THE YEAR
                                                     ENDED            ENDED
                                                   DECEMBER         DECEMBER
                                                   31, 2005         31, 2004
                                                 -------------    -------------
FROM OPERATIONS
  Net investment loss                            $    (272,207)   $    (362,186)
  Net realized gain from investments                 4,952,683        6,346,899
  Net change in unrealized appreciation
   (depreciation) from investments                  (2,119,147)        (982,192)
                                                 -------------    -------------
   Net increase in net assets resulting from
    operations                                       2,561,329        5,002,521
                                                 -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                         438,922        2,162,435
  Net asset value of shares redeemed                (7,793,312)      (6,282,401)
                                                 -------------    -------------
   Net decrease in net assets from capital
    share transactions                              (7,354,390)      (4,119,966)
                                                 -------------    -------------
  Net increase (decrease) in net assets             (4,793,061)         882,555

NET ASSETS
  Beginning of year                                 42,451,923       41,569,368
                                                 -------------    -------------
  End of year                                    $  37,658,862    $  42,451,923
                                                 =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------



                                                             FOR THE YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------
                                                2005         2004         2003         2002         2001
                                              ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
   Net asset value, beginning of year         $   12.33    $   10.90    $    7.60    $   10.75    $   12.86
                                              ---------    ---------    ---------    ---------    ---------

INVESTMENT OPERATIONS
   Net investment loss                            (0.10)       (0.11)       (0.08)       (0.08)       (0.08)
   Net gain (loss) on investments
    (both realized and unrealized)                 0.96         1.54         3.38        (3.07)       (2.03)
                                              ---------    ---------    ---------    ---------    ---------
      Total from investment operations             0.86         1.43         3.30        (3.15)       (2.11)
                                              ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF YEAR                  $   13.19    $   12.33    $   10.90    $    7.60    $   10.75
                                              =========    =========    =========    =========    =========

      Total return 1                               6.97%       13.12%       43.42%      (29.30)%     (16.41)%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)     $  37,659    $  42,452    $  41,569    $   30,75    $  51,290
    Ratio of expenses to average net assets        1.25%        1.25%        1.25%        1.25%        1.25%
    Ratio of net investment loss
      to average net assets                       (0.70)%      (0.87)%      (0.90)%      (0.84)%      (0.81)%
    Decrease reflected in above operating
     expense ratios due to waivers/
     reimbursements                                0.12%        0.08%        0.14%        0.11%        0.04%
   Portfolio turnover rate                           95%         124%          73%          74%         173%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Mid-Cap Growth Portfolio, is included in this report. The Portfolio is a diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $160,765, of which $154,246 was rebated to borrowers (brokers). The Portfolio retained $4,581 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,938. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.90% of the Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $352,110 and $46,999, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $39,123.

      For its co-administrative services, SSB receives a fee, exclusive of out-of pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $39,305.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $3,976 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005 and during the year ended December 31, 2005, the Portfolio had no borrowings under the Credit Facility.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $35,233,403 and $41,540,373, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                        FOR THE YEAR ENDED        FOR THE YEAR ENDED
                        DECEMBER 31, 2005         DECEMBER 31, 2004
                        ------------------        ------------------
Shares sold                   34,637                   189,024
Shares redeemed             (623,241)                 (558,423)
                          ----------                ----------
Net decrease                (588,604)                 (369,399)
                          ==========                ==========

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

          NUMBER OF                    APPROXIMATE PERCENTAGE
         SHAREHOLDERS                  OF OUTSTANDING SHARES
         ------------                  ----------------------
              1                                 95%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

         Accumulated net realized loss       $(12,884,952)
         Unrealized appreciation                6,040,709
                                             ------------
                                             $ (6,844,243)
                                             ============

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                         ------------------------------
                             2009             2010
                          -----------      -----------
                          $ 8,819,060      $ 4,065,892

      During the tax year ended December 31, 2005, the Portfolio utilized $4,977,294 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $37,523,625, $7,002,439, $(961,730) and $6,040,709, respectively.

      At December 31, 2005, the Portfolio reclassified $1,797 to accumulated net realized loss from investments and $272,207 to net investment loss from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and dividends received from Real Estate Investment Trusts. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Mid-Cap Growth Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Mid-Cap Growth Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.90% paid by the Portfolio ("Contractual Advisory Fee") to Credit Suisse Asset Management LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rates of 0.82% paid by the Portfolio ("Net Advisory Fee") after taking waivers and reimbursements into account. The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four- and five-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o Although the Contractual Advisory Fee was above the median of the Portfolio's Expense Group, the Net Advisory Fee was slightly below the median of the Portfolio's Expense Group and would be reduced further to 0.77% when the additional voluntary fee waiver (described below) is taken into account. The Board considered the fee to be reasonable taking into account the fee waiver and the Portfolio's relatively small size.

      o The Portfolio's one-, two- three-, four- and five-year performance was higher than the median of the Portfolio's Performance Group, Performance Universe and benchmark, except that the Portfolio's two-year performance was equal to the median for the Performance Universe. The Board had previously identified the need to address the Portfolio's performance, and noted that Credit Suisse was in the process of addressing performance issues. After discussion with the Board, Credit Suisse had agreed to an additional one-year voluntary fee waiver of five basis points. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

      o The Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse, and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the relatively small size of the Portfolio, the amount of the Net Advisory Fees and the additional voluntary fee reduction, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS
                                              OFFICE 1                                      IN FUND
                              POSITION(S)     AND LENGTH     PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S)DURING            OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
-------------------------     -----------     ------------   --------------------------     -----------      ---------------

INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,        Since 2005     Professor of Finance               47           Director of The
c/o Credit Suisse Asset       Nominating                     and Economics,                                  Adams Express
Management, LLC               Committee                      Graduate School of                              (a closed-end
Attn: General Counsel         Member and                     Business, Columbia                              investment
466 Lexington Avenue          Audit                          University since 1971                           company); Director
New York, New York            Committee                                                                      of Petroleum
10017-3140                    Chairman                                                                       and Resources
                                                                                                             Corporation
Date of Birth: 10/02/41                                                                                      (a closed-end
                                                                                                             investment
                                                                                                             company)

Richard H. Francis            Trustee,        Since          Currently retired                  41           None
c/o Credit Suisse Asset       Nominating      Portfolio
Management, LLC               and Audit       Inception
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,        Since          The Juan Trippe                    40           Director of Aetna,
Box 208200                    Nominating      Portfolio      Professor in the Practice                       Inc. (insurance
New Haven, Connecticut        and Audit       Inception 2    of International Trade,                         company); Director
06520-8200                    Committee                      Finance and Business                            of CarMax Group
                              Member                         from July 2005 to present;                      (used car dealers)
Date of Birth: 10/29/46                                      Partner and Chairman
                                                             of Garten Rothkopf
                                                             (consulting firm) from
                                                             October 2005 to present;
                                                             Dean of Yale School of
                                                             Management from
                                                             November 1995 to
                                                             June 2005

Peter F. Krogh                Trustee,        Since 2001     Dean Emeritus and                  40           Director of Carlisle
301 ICC                       Nominating                     Distinguished Professor                         Companies
Georgetown University         and Audit                      of International Affairs                        Incorporated
Washington, DC 20057          Committee                      at the Edmund A.                                (diversified
                              Member                         Walsh School of                                 manufacturing
Date of Birth: 02/11/37                                      Foreign Service,                                company)
                                                             Georgetown University
                                                             from June 1995
                                                             to present


_________________
1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on September 13, 1999. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                                                                            NUMBER OF
                                              TERM OF                                       PORTFOLIOS
                                              OFFICE 1                                      IN FUND
                              POSITION(S)     AND LENGTH     PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S)DURING            OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
-------------------------     -----------     ------------   --------------------------     -----------      ---------------

INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,        Since          Currently retired                  42           Director of Education
c/o Credit Suisse Asset       Nominating      Portfolio                                                      Management Corp.
Management, LLC               and Audit       Inception
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of     Trustee        Partner of Lehigh Court,           46           Director of Presstek,
Lehigh Court, LLC             the Board       Since          LLC and RZ Capital                              Inc. (digital imaging
40 East 52nd Street           of Trustees,    Portfolio      (private investment firms)                      technologies
New York, New York            Nominating      Inception      from July 2002 to present;                      company); Director of
10022                         Committee       and            Transition Adviser to                           Wood Resources, LLC.
                              Chairman        Chairman       SunGard Securities                              (plywood
Date of Birth: 07/10/48       and Audit       Since 2005     Finance, Inc. from                              manufacturing
                              Committee                      February 2002 to July                           company)
                              Member                         2002; President of
                                                             SunGard Securities
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally  3,4     Trustee         Since 2004     Chairman and Global                40           None
c/o Credit Suisse Asset                                      Chief Executive Officer
Management, LLC                                              of Credit Suisse from
Attn: General Counsel                                        March 2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from 1998
Date of Birth: 03/30/54                                      to March 2003


__________________
3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                              TERM
                                              OF OFFICE 1
                              POSITION(S)     AND LENGTH
NAME, ADDRESS AND             HELD WITH       OF TIME
DATE OF BIRTH                 TRUST           SERVED         PRINCIPAL OCCUPATION(S)DURING PAST FIVE YEARS
-------------------------     -----------     ------------   ---------------------------------------------

OFFICERS

Steven B. Plump 4             Chief           Since 2005     Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive                      predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief           Since 1999     Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial                      Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                    Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief           Since 2004     Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance                     Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                        and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of other
New York, New York                                           Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief           Since 2004     Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal                          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                        since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                         LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                           of the SEC Division of Investment Management from June
10017-3140                                                   1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice            Since 2004     Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President                      Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                            Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue          Secretary                      Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant       Since 2002     Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer                      since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_________________
4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- MID-CAP GROWTH PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       31

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                                       32

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRMCG-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report
December 31, 2005


      CREDIT SUISSE TRUST
      o LARGE CAP VALUE PORTFOLIO


Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006


Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust-Large Cap Value Portfolio 1 (the "Portfolio") had a gain of 8.14%, vs. an increase of 7.05% for the Russell 1000(R) Value Index. 2

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large portion of the value universe. Mid-capitalization stocks generally outperformed both large- and small-cap stocks for the period.

STRATEGIC REVIEW: CONSUMER AND ENERGY HOLDINGS DRIVE OUTPERFORMANCE

      The Portfolio outperformed its benchmark in the period, aided by good stock selection in the consumer sector, in particular retailers and providers of consumer staples products. The Portfolio's performance also reflected favorable stock selection in the energy, utilities and transportation areas. On the negative side, the Portfolio's materials and technology holdings struggled.

      With regard to noteworthy recent portfolio activity, our purchases included Chevron (3.2% of the Portfolio's net assets as of December 31, 2005), a major integrated oil company that we believe could benefit from a recent acquisition, in part due to expanded exploration opportunities. We also established a position in AT&T (1.5% of the Portfolio's net assets as of December 31, 2005).

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

The stock was attractively valued in our view, and offered a relatively high dividend yield. Our sales included the elimination of Burlington Resources, an energy exploration and production company focused primarily on natural gas. The stock had a sharp upward spike late in the period and it reached our valuation target.

      Going forward, we will continue to adhere to our general strategy of investing in dividend-paying stocks of companies with large market capitalizations. Using proprietary bottom-up equity research and detailed quantitative analyses, we look for stocks that are deeply discounted relative to our view of their upside potential, in terms of valuation and/or income, with an emphasis on companies that stand to benefit from the positive impact of a likely significant event.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe
Adam Scheiner

      THE VALUE OF INVESTMENTS GENERALLY WILL FLUCTUATE IN RESPONSE TO MARKET MOVEMENTS AND THE PORTFOLIO'S PERFORMANCE WILL LARGELY DEPEND ON THE PERFORMANCE OF VALUE STOCKS, WHICH MAY BE MORE VOLATILE THAN THE OVERALL MARKET.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE TRUST--LARGE CAP VALUE PORTFOLIO 1 AND THE RUSSELL 1000(R) VALUE INDEX 2 FROM INCEPTION (10/31/97).

                                  [LINE GRAPH]

                            Credit Suisse
                          Trust -- Large Cap     Russell 1000(R)
           Date           Value Portfolio 1       Value Index 2
           -----          ------------------     ---------------
           10/97               10000                 10000
                               10130                 10442
           12/97               10389                 10747
                               10450                 10595
                               11134                 11308
                               11556                 12000
                               11596                 12080
                               11566                 11901
                               11677                 12053
                               11375                 11841
                                9756                 10079
                               10037                 10657
                               10741                 11483
                               11355                 12018
           12/98               11650                 12427
                               11721                 12526
                               11447                 12349
                               11578                 12605
                               12877                 13782
                               13019                 13631
                               13425                 14027
                               12959                 13616
                               12715                 13110
                               12380                 12652
                               12441                 13381
                               12370                 13276
           12/99               12377                 13340
                               11398                 12905
                               10753                 11946
                               12158                 13404
                               12221                 13248
                               12668                 13388
                               12075                 12776
                               12148                 12936
                               12918                 13656
                               12887                 13782
                               13178                 14121
                               12606                 13597
           12/00               13479                 14278
                               13777                 14332
                               13777                 13934
                               13320                 13442
                               13968                 14100
                               14350                 14418
                               13926                 14098
                               13851                 14068
                               13437                 13504
                               12449                 12553
                               12523                 12445
                               13267                 13168
           12/01               13607                 13478
                               13384                 13375
                               13479                 13396
                               13894                 14030
                               13384                 13548
                               13203                 13616
                               12290                 12835
                               11174                 11641
                               11079                 11729
                                9804                 10425
                               10442                 11198
                               11005                 11903
           12/02               10464                 11386
                               10271                 11111
                               10099                 10814
                               10121                 10833
                               10733                 11786
                               11281                 12547
                               11388                 12704
                               11431                 12893
                               11603                 13095
                               11582                 12966
                               12145                 13760
                               12329                 13947
           12/03               13098                 14806
                               13238                 15067
                               13422                 15389
                               13130                 15254
                               12946                 14881
                               13054                 15033
                               13455                 15388
                               13238                 15171
                               13260                 15386
                               13451                 15625
                               13495                 15884
                               14170                 16688
           12/04               14583                 17247
                               14420                 16940
                               14942                 17501
                               14747                 17261
                               14366                 16952
                               14768                 17361
                               14997                 17550
                               15530                 18057
                               15443                 17979
                               15617                 18231
                               15212                 17768
                               15771                 18353
           12/05               15771                 18465

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                     SINCE
                        1 YEAR       5 YEARS       INCEPTION
                        ------       -------       ---------
                        8.14%         3.19%          5.73%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_______________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                      $1,000.00
Ending Account Value 12/31/05                       $1,051.60
Expenses Paid per $1,000*                           $    5.17

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                      $1,000.00
Ending Account Value 12/31/05                       $1,020.16
Expenses Paid per $1,000*                           $    5.09

ANNUALIZED EXPENSE RATIOS*                               1.00%

________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

                  [BAR CHART]

Financial Services                   31.6%
Health Care                          10.0%
Consumer Discretionary               10.0%
Integrated Oils                       8.4%
Utilities                             6.9%
Technology                            6.4%
Consumer Staples                      5.6%
Other Energy                          5.4%
Producer Durables                     5.0%
Other                                 4.5%
Materials & Processing                3.1%
Short-Term Investments                3.1%

_____________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (4.2%)
   L-3 Communications Holdings, Inc.                      13,800   $  1,026,030
   United Technologies Corp.                              25,400      1,420,114
                                                                   ------------
                                                                      2,446,144
                                                                   ------------

BANKS (14.7%)
   Bank of America Corp.*                                 41,100      1,896,765
   Bank of New York Company, Inc.                         19,100        608,335
   Hudson City Bancorp, Inc. ss.                          47,665        577,700
   Mellon Financial Corp.                                 17,700        606,225
   Mercantile Bankshares Corp. ss.                        10,700        603,908
   North Fork Bancorporation, Inc.                        35,900        982,224
   South Financial Group, Inc. ss.                        19,900        548,046
   U.S. Bancorp                                           29,300        875,777
   Wells Fargo & Co.                                      29,000      1,822,070
                                                                   ------------
                                                                      8,521,050
                                                                   ------------

BUILDING PRODUCTS (1.6%)
   American Standard Companies, Inc.                      22,600        902,870
                                                                   ------------

CHEMICALS (1.6%)
   Du Pont (E. I.) de Nemours & Co.                       21,800        926,500
                                                                   ------------

COMPUTERS & PERIPHERALS (2.1%)
   International Business Machines Corp.                  14,800      1,216,560
                                                                   ------------

DIVERSIFIED FINANCIALS (9.0%)
   American Express Co.                                    6,700        344,782
   Capital One Financial Corp.                             8,900        768,960
   Citigroup, Inc.                                        35,800      1,737,374
   Freddie Mac                                            14,800        967,180
   Lehman Brothers Holdings, Inc.*                         6,100        781,837
   MBNA Corp.                                             22,900        621,735
                                                                   ------------
                                                                      5,221,868
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
   ALLTEL Corp.                                           11,100        700,410
   AT&T, Inc.                                             35,100        859,599
   Sprint Nextel Corp.                                    23,400        546,624
                                                                   ------------
                                                                      2,106,633
                                                                   ------------

ELECTRIC UTILITIES (3.3%)
   Dominion Resources, Inc.                                3,700        285,640
   Exelon Corp.                                           10,200        542,028
   TXU Corp.                                              21,600      1,084,104
                                                                   ------------
                                                                      1,911,772
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.0%)
   Emerson Electric Co.                                    8,100   $    605,070
                                                                   ------------

ENERGY EQUIPMENT & SERVICES (1.5%)
   Weatherford International, Ltd. *                      24,000        868,800
                                                                   ------------

FOOD PRODUCTS (1.5%)
   Kellogg Co.                                            20,300        877,366
                                                                   ------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.5%)
   Boston Scientific Corp. *                              11,100        271,839
                                                                   ------------

HEALTHCARE PROVIDERS & SERVICES (2.7%)
   Aetna, Inc.                                            16,400      1,546,684
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
   McDonald's Corp.                                       21,400        721,608
                                                                   ------------

HOUSEHOLD PRODUCTS (1.5%)
   Procter & Gamble Co.                                   15,400        891,352
                                                                   ------------

INDUSTRIAL CONGLOMERATES (4.0%)
   General Electric Co.                                   37,800      1,324,890
   Tyco International, Ltd.                               33,800        975,468
                                                                   ------------
                                                                      2,300,358
                                                                   ------------

INSURANCE (8.1%)
   Allstate Corp.                                         13,900        751,573
   AMBAC Financial Group, Inc.                             8,100        624,186
   Hartford Financial Services Group, Inc.                26,000      2,233,140
   St. Paul Travelers Companies, Inc.                     24,300      1,085,481
                                                                   ------------
                                                                      4,694,380
                                                                   ------------

MACHINERY (2.2%)
   Deere & Co.                                            13,400        912,674
   ITT Industries, Inc.                                    3,200        329,024
                                                                   ------------
                                                                      1,241,698
                                                                   ------------

MEDIA (2.4%)
   Time Warner, Inc.                                      80,100      1,396,944
                                                                   ------------

MULTILINE RETAIL (2.2%)
   J.C. Penney Company, Inc.                              11,600        644,960
   Kohl's Corp. *                                         12,500        607,500
                                                                   ------------
                                                                      1,252,460
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES         VALUE
                                                     -----------   ------------
COMMON STOCKS
OIL & GAS (12.4%)
   Apache Corp.                                           13,200   $    904,464
   Chevron Corp. *                                        32,500      1,845,025
   ConocoPhillips                                         19,904      1,158,014
   Exxon Mobil Corp.                                      33,600      1,887,312
   Newfield Exploration Co. *                             12,300        615,861
   Noble Energy, Inc.                                     18,200        733,460
                                                                   ------------
                                                                      7,144,136
                                                                   ------------

PERSONAL PRODUCTS (0.7%)
   Avon Products, Inc.                                    15,100        431,105
                                                                   ------------

PHARMACEUTICALS (7.0%)
   Johnson & Johnson                                      21,000      1,262,100
   Mylan Laboratories, Inc. ss.                           30,100        600,796
   Pfizer, Inc.                                           56,400      1,315,248
   Wyeth                                                  19,200        884,544
                                                                   ------------
                                                                      4,062,688
                                                                   ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.1%)
   Intel Corp.                                            24,300        606,528
                                                                   ------------

SOFTWARE (1.5%)
   Microsoft Corp.                                        33,500        876,025
                                                                   ------------

SPECIALTY RETAIL (3.6%)
   Best Buy Company, Inc.                                  8,850        384,798
   Home Depot, Inc.                                       23,800        963,424
   Office Depot, Inc. *                                   23,000        722,200
                                                                   ------------
                                                                      2,070,422
                                                                   ------------

TOBACCO (2.6%)
   Altria Group, Inc.                                     19,800      1,479,456
                                                                   ------------

TOTAL COMMON STOCKS (Cost $49,101,137)                               56,592,316
                                                                   ------------

SHORT-TERM INVESTMENTS (5.0%)
   State Street Navigator Prime Fund ss.ss.            1,818,243      1,818,243

                                                         PAR
                                                        (000)
                                                     -----------
   State Street Bank and Trust Co. Euro Time
       Deposit, 3.350%, 1/03/06                      $     1,091      1,091,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,909,243)                        2,909,243
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (102.9%) (Cost $52,010,380)             $ 59,501,559
                                                                   ------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)                        (1,696,243)
                                                                   ------------

NET ASSETS (100.0%)                                                $ 57,805,316
                                                                   ============

--------------------------------------------------------------------------------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value including collateral for securities
      on loan of $1,818,243 (Cost $52,010,380) (Note 2)              $ 59,501,559 1
   Cash                                                                       450
   Receivable for investments sold                                        533,050
   Dividend and interest receivable                                        75,388
   Receivable for portfolio shares sold                                    19,454
   Prepaid expenses and other assets                                        1,592
                                                                     ------------
      Total Assets                                                     60,131,493
                                                                     ------------

LIABILITIES
   Advisory fee payable (Note 3)                                           39,801
   Administrative services fee payable (Note 3)                            13,036
   Payable upon return of securities loaned (Note 2)                    1,818,243
   Payable for investments purchased                                      435,533
   Payable for portfolio shares redeemed                                    1,036
   Other accrued expenses payable                                          18,528
                                                                     ------------
      Total Liabilities                                                 2,326,177
                                                                     ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                 4,019
   Paid-in capital (Note 6)                                            50,004,615
   Undistributed net investment income                                    559,598
   Accumulated net realized loss from investments                        (254,075)
   Net unrealized appreciation from investments and foreign
    currency translations                                               7,491,159
                                                                     ------------
      Net Assets                                                     $ 57,805,316
                                                                     ============

   Shares outstanding                                                   4,019,124
                                                                     ------------
   Net asset value, offering price, and redemption price per share   $      14.38
                                                                     ============

--------------------------------------------------------------------------------
1     Including $1,770,138 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                        $ 1,075,242
   Interest                                                              27,737
   Securities lending                                                     3,490
   Foreign taxes withheld                                                (2,503)
                                                                    -----------
     Total investment income                                          1,103,966
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    408,312
   Administrative services fees (Note 3)                                103,497
   Audit and tax fees                                                    18,478
   Legal fees                                                            17,006
   Printing fees (Note 3)                                                14,677
   Custodian fees                                                        11,226
   Insurance expense                                                      5,492
   Trustees' fees                                                         2,445
   Transfer agent fees                                                    2,102
   Commitment fees (Note 4)                                               1,441
   Interest expense (Note 4)                                                881
   Miscellaneous expense                                                  9,113
                                                                    -----------
     Total expenses                                                     594,670
   Less: fees waived (Note 3)                                           (50,255)
                                                                    -----------
     Net expenses                                                       544,415
                                                                    -----------
       Net investment income                                            559,551
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments                                 4,001,886
   Net realized gain on foreign currency transactions                        66
   Net change in unrealized appreciation (depreciation)
     from investments                                                  (549,863)
   Net change in unrealized appreciation (depreciation)
     from foreign currency translations                                    (105)
                                                                    -----------
   Net realized and unrealized gain from investments and foreign
     currency related items                                           3,451,984
                                                                    -----------
   Net increase in net assets resulting from operations             $ 4,011,535
                                                                    ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                              FOR THE YEAR    FOR THE YEAR
                                                                                 ENDED           ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2005            2004
                                                                              ------------    ------------
FROM OPERATIONS
  Net investment income                                                       $    559,551    $    473,415
  Net realized gain (loss) on investments and foreign currency translations      4,001,952        (308,313)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                                  (549,968)      4,193,073
                                                                              ------------    ------------
   Net increase in net assets resulting from operations                          4,011,535       4,358,175
                                                                              ------------    ------------
FROM DIVIDENDS
  Dividends from net investment income                                            (473,434)       (221,475)
                                                                              ------------    ------------
   Net decrease in net assets resulting from dividends                            (473,434)       (221,475)
                                                                              ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                  18,628,241      19,361,895
  Reinvestment of dividends                                                        473,434         221,484
  Net asset value of shares redeemed                                            (9,687,245)     (8,403,195)
                                                                              ------------    ------------
   Net increase in net assets from capital share transactions                    9,414,430      11,180,184
                                                                              ------------    ------------
  Net increase in net assets                                                    12,952,531      15,316,884
NET ASSETS
  Beginning of year                                                             44,852,785      29,535,901
                                                                              ------------    ------------
  End of year                                                                 $ 57,805,316    $ 44,852,785
                                                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME                                           $    559,598    $    473,415
                                                                              ============    ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                        2005           2004           2003           2002           2001
                                                     ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
   Net asset value, beginning of year                $    13.40     $    12.10     $     9.74     $    12.81     $    12.69
                                                     ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
   Net investment income                                   0.11           0.12           0.09           0.09           0.11
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)                        0.98           1.25           2.35          (3.05)          0.01
                                                     ----------     ----------     ----------     ----------     ----------
     Total from investment operations                      1.09           1.37           2.44          (2.96)          0.12
                                                     ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                   (0.11)         (0.07)         (0.08)         (0.11)            --
                                                     ----------     ----------     ----------     ----------     ----------
       Total dividends and distributions                  (0.11)         (0.07)         (0.08)         (0.11)            --
                                                     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    14.38     $    13.40     $    12.10     $     9.74     $    12.81
                                                     ==========     ==========     ==========     ==========     ==========

       Total return 1                                      8.14%         11.34%         25.16%        (23.09)%         0.95%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)            $   57,805     $   44,853     $   29,536     $   21,486     $   30,280
     Ratio of expenses to average net assets               1.00%          1.00%          1.00%          1.00%          1.00%
     Ratio of net investment income
       to average net assets                               1.03%          1.15%          0.97%          0.68%          0.90%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                0.09%          0.14%          0.25%          0.35%          0.24%
   Portfolio turnover rate                                   81%            53%            86%            43%            46%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by the fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $31,089 of which $26,111 was rebated to borrowers (brokers). The Portfolio retained $3,490 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,488. The Portfolio may also

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.75% of the Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived were $408,312 and $50,255 respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $54,442.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $49,055.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $4,184 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, the Portfolio had no loans outstanding under the Credit Facility. During the year ended December 31, 2005, the Portfolio had borrowings under the Credit Facility as follows:

             AVERAGE DAILY       WEIGHTED AVERAGE     MAXIMUM DAILY
             LOAN BALANCE         INTEREST RATE      LOAN OUTSTANDING
             -------------       ----------------    ----------------
              $3,477,000              4.563%            $3,477,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $52,114,453 and $42,677,631, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                      FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       DECEMBER 31, 2005     DECEMBER 31, 2004
                                       -----------------     -----------------
Shares sold                                  1,322,280            1,554,282
Shares issued in reinvestment
  of dividends                                  33,672               17,977
Shares redeemed                               (683,694)            (666,506)
                                           -----------           ----------
Net increase                                   672,258             905,753
                                           ===========           ==========

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                  NUMBER OF                     APPROXIMATE PERCENTAGE
                SHAREHOLDERS                     OF OUTSTANDING SHARES
                ------------                    ----------------------
                     2                                    96%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the year ended December 31, 2005 and 2004, respectively, for the Portfolio were as follows:

                                  ORDINARY INCOME
                               --------------------
                                 2005        2004
                               --------    --------
                               $473,434    $221,475

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and deferral of post-October losses.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

      Undistributed net investment income               $  560,486
      Accumulated net realized loss                       (159,564)
      Unrealized appreciation                            7,396,648
      Deferral of post-October currency losses                (888)
                                                        ----------

                                                        $7,796,682
                                                        ==========

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                              --------------------
                                      2012
                                    --------
                                    $159,564

      Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occuring on the first day of the following tax year. For the tax period ended December 31, 2005, the Portfolio elected to defer net losses arising between November 1, 2005 and December 31, 2005 of $888.

      During the tax year ended December 31, 2005, the Portfolio utilized $4,016,886 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $52,104,891, $7,979,751, $(583,083) and $7,396,668, respectively.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      At December 31, 2005, the Portfolio reclassified $66 to undistributed net investment income from accumulated net realized loss, to adjust for current period permanent book/tax treatments on foreign currency transactions. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Large Cap Value Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Large Cap Value Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.75% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management LLC ("Credit Suise"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rates after taking waivers and reimbursements into account of 0.61% paid by the Portfolio ("Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four- and five-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o Although the Contractual Advisory Fee was higher than that of the Portfolio's Peer Group, the Net Advisory Fee was below the median of the Portfolio's Peer Group. In addition, the Board recognized that Credit Suisse has historically evidenced a willingness to waive fees. In light of the Portfolio's relatively small size, the fee was considered reasonable.

      o The Portfolio's one- and two-year performance was in the third and second quintile, respectively, for its Performance Group and in the second quintile for both periods in its Performance Universe. The Portfolio's three-, four- and five-year performance was below the median for its Performance Universe, although the Portfolio's five year performance was in the second quintile for its Performance Group. The Board noted that the Portfolio's performance for the periods under review was above or within a reasonable range, one standard deviation, of the median for its Performance Group. The Board noted the Portfolio's performance was improving in absolute terms and that Credit Suisse was in the process of addressing performance issues.

      o Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse, and that based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse had or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      o In light of the relatively small size of the Portfolio and the amount of the Net Advisory Fees, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                             TERM                                     NUMBER OF
                                             OF OFFICE 1                              PORTFOLIOS IN
                                             AND                                      FUND
                              POSITION(S)    LENGTH        PRINCIPAL                  COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH      OF TIME       OCCUPATION(S) DURING       OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST          SERVED        PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
------------------------      -----------    -----------   --------------------       --------------   ----------------
INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,       Since         Professor of Finance           47           Director of The
c/o Credit Suisse Asset       Nominating     2005          and Economics,                              Adams Express
Management, LLC               Committee                    Graduate School of                          (a closed-end
Attn: General Counsel         Member and                   Business, Columbia                          investment
466 Lexington Avenue          Audit                        University since 1971                       company); Director
New York, New York            Committee                                                                of Petroleum
10017-3140                    Chairman                                                                 and Resources
                                                                                                       Corporation
Date of Birth: 10/02/41                                                                                (a closed-end
                                                                                                       investment
                                                                                                       company)

Richard H. Francis            Trustee,       Since         Currently retired              41           None
c/o Credit Suisse Asset       Nominating     1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,       Since         The Juan Trippe                40           Director of Aetna,
Box 208200                    Nominating     1998 2        Professor in the Practice                   Inc. (insurance
New Haven, Connecticut        and Audit                    of International Trade,                     company); Director
06520-8200                    Committee                    Finance and Business                        of CarMax Group
                              Member                       from July 2005 to present;                  (used car dealers)
Date of Birth: 10/29/46                                    Partner and Chairman
                                                           of Garten Rothkopf
                                                           (consulting firm) from
                                                           October 2005 to present;
                                                           Dean of Yale School of
                                                           Management from
                                                           November 1995 to
                                                           June 2005

Peter F. Krogh                Trustee,       Since         Dean Emeritus and              40           Director of Carlisle
301 ICC                       Nominating     2001          Distinguished Professor                     Companies
Georgetown University         and Audit                    of International Affairs                    Incorporated
Washington, DC 20057          Committee                    at the Edmund A.                            (diversified
                              Member                       Walsh School of                             manufacturing
Date of Birth: 02/11/37                                    Foreign Service,                            company)
                                                           Georgetown University
                                                           from June 1995
                                                           to present


________________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM                                     NUMBER OF
                                             OF OFFICE 1                              PORTFOLIOS IN
                                             AND                                      FUND
                              POSITION(S)    LENGTH        PRINCIPAL                  COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH      OF TIME       OCCUPATION(S) DURING       OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST          SERVED        PAST FIVE YEARS            TRUSTEE          HELD BY TRUSTEE
------------------------      -----------    -----------   --------------------       --------------   ----------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,       Since         Currently retired              42           Director of Education
c/o Credit Suisse Asset       Nominating     1999                                                      Management Corp.
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of    Trustee       Partner of Lehigh Court,       46           Director of Presstek,
Lehigh Court, LLC             the Board      Since         LLC and RZ Capital                          Inc. (digital imaging
40 East 52nd Street           of Trustees,   1999          (private investment firms)                  technologies
New York, New York            Nominating     and           from July 2002 to present;                  company); Director
10022                         Committee      Chairman      Transition Adviser to                       of Wood Resources,
                              Chairman       since         SunGard Securities                          LLC. (plywood
Date of Birth: 07/10/48       and Audit      2005          Finance, Inc. from                          manufacturing
                              Committee                    February 2002 to July                       company)
                              Member                       2002; President of
                                                           SunGard Securities
                                                           Finance, Inc. from 2001
                                                           to February 2002;
                                                           President of Loanet,
                                                           Inc. (on-line accounting
                                                           service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally  3,4     Trustee        Since         Chairman and Global            40           None
c/o Credit Suisse Asset                      2004          Chief Executive Officer
Management, LLC                                            of Credit Suisse from
Attn: General Counsel                                      March 2003 to July 2005;
466 Lexington Avenue                                       Chairman and Chief
New York, New York                                         Investment Officer of
10017-3140                                                 Banc of America Capital
                                                           Management from 1998
Date of Birth: 03/30/54                                    to March 2003


__________________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM OF
                                             OFFICE 1 AND
                              POSITION(S)    LENGTH
NAME, ADDRESS AND             HELD WITH      OF TIME
DATE OF BIRTH                 FUND           SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------      -----------    ------------  ----------------------------------------------
OFFICERS

Steven B. Plump 4             Chief          Since         Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive      2005          predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief          Since         Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial      1999          Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                  Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief          Since         Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance     2004          Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                      and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                       Associates from 1998 to June 2000; Officer of other
New York, New York                                         Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief          Since         Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal          2004          Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                      since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                       LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                         of the SEC Division of Investment Management from June
10017-3140                                                 1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice           Since         Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President      2004          Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                          Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue          Secretary                    Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant      Since         Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer      2002          since 1998; Officer of other Credit Suisse Funds
Management,s LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


___________________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Portfolio's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100.00%.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]



P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRLCV-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005

      CREDIT SUISSE TRUST
      o SMALL CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust--Small Cap Value Portfolio 1 (the "Portfolio") had a gain of 7.67%, vs. an increase of 4.55% for the Russell 2000(R) Index 2 and an increase of 4.71% for the Russell 2000(R) Value Index. 3

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large portion of the value universe. Mid-capitalization stocks generally outperformed both large and small-cap stocks for the period.

STRATEGIC REVIEW: AIDED BY STOCK SELECTION

      The Portfolio's outperformance was attributable to good stock selection in the energy, producer durables, financial services and transportation sectors. The Portfolio's overweighting in the energy sector also proved beneficial to its performance. Negative contributors to the Portfolio's performance in the period included its consumer discretionary and health care holdings, as well as its underweighting in the utilities sector, as it outpaced the broader market in 2005.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      With regard to noteworthy portfolio activity, our recent purchases included Salem Communications (1.4% of the Portfolio's net assets as of December 31, 2005), a leading provider of religious radio programming. While the audience for traditional radio formats has continued to decline, Salem's audience has been growing. The market, however, was valuing Salem's shares similarly to other radio broadcasters, which were trading at historically low valuations, at our time of purchase. We also established a position in CACI International (1.6% of the Portfolio's net assets as of December 31, 2005), a provider of information technology solutions to government defense and intelligence agencies. Investors' concerns about congressional budget delays led to a market price decline for the shares, creating an attractive buying opportunity in our judgment.

      Our late-period sales included Eagle Materials, whose materials are used in residential and commercial construction. The stock had rallied to reach our sell target. We also pared our overall exposure to energy companies before energy stocks tumbled in the fourth quarter of 2005, selling stocks such as Oceaneering International that had performed well.

      Going forward, we will continue to seek to identify undervalued stocks of small US companies. Using proprietary bottom-up equity research, we look for stocks that are deeply discounted relative to our view of their upside potential, with an emphasis on companies we believe stand to benefit from the positive impact of a likely significant event.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe
T. Ryan Harkins

      BECAUSE OF THE NATURE OF THE PORTFOLIO'S INVESTMENTS IN SPECIAL-SITUATION, START-UP AND OTHER SMALL COMPANIES, AN INVESTMENT IN THE PORTFOLIO MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
 CREDIT SUISSE TRUST--SMALL CAP VALUE PORTFOLIO 1, THE RUSSELL 2000(R) INDEX 2,4
        AND THE RUSSELL 2000(R) VALUE INDEX 3 FROM INCEPTION (11/30/01).

                                  [LINE CHART]

                        CREDIT
                        SUISSE                         RUSSELL
                     TRUST--SMALL      RUSSELL         2000(R)
                      CAP VALUE        2000(R)          VALUE
                    PORTFOLIO 1,4     INDEX 2,4       INDEX 3,4
                    -------------     ---------       ---------
          11/1          10000           10000           10000
         12/01          10600           10617           10612
                        10720           10507           10753
                        11010           10219           10819
                        11510           11041           11629
                        11730           11141           12038
                        11240           10646           11640
                        10910           10118           11383
                         9800            8590            9691
                        10050            8569            9649
                         9310            7954            8960
                         9430            8209            9094
                         9840            8941            9820
         12/02           9640            8443            9400
                         9260            8209            9135
                         9140            7961            8828
                         9080            8064            8923
                         9740            8829            9771
                        10260            9776           10768
                        10320            9953           10950
                        10610           10576           11497
                        10970           11060           11933
                        10696           10856           11796
                        11266           11768           12758
                        11616           12185           13247
         12/03          12027           12433           13727
                        12267           12973           14202
                        12437           13090           14478
                        12537           13212           14677
                        12347           12538           13918
                        12427           12738           14087
                        13027           13274           14803
                        12597           12380           14122
                        12497           12317           14260
                        13067           12895           14825
                        13157           13149           15054
                        14148           14289           16390
         12/04          14478           14712           16782
                        14088           14099           16132
                        14818           14337           16453
                        14528           13927           16114
                        13797           13129           15283
                        14408           13989           16215
                        14978           14529           16932
                        15879           15450           17895
                        15759           15164           17483
                        15712           15211           17454
                        15065           14738           17016
                        15610           15453           17706
         12/05          15589           15382           17570

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                  SINCE
                         1 YEAR                 INCEPTION
                         ------                 ---------
                         7.67%                   11.47%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.

2 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

3 The Russell 2000(R) Value Index measures the performance of those companies in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning November 30, 2001 (commencement of operations). For that reason performance is shown for the period beginning December 1, 2001.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,040.80
Expenses Paid per $1,000*                                             $    6.64

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,018.70
Expenses Paid per $1,000*                                             $    6.56

ANNUALIZED EXPENSE RATIOS*                                                 1.29%

_______________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------


SECTOR BREAKDOWN*

                                   [BAR CHART]

Financial Services                                       21.7%

Consumer Discretionary                                   18.6%

Materials & Processing                                   13.5%

Producer Durables                                         9.3%

Auto & Transportation                                     6.6%

Other Energy                                              6.3%

Utilities                                                 5.7%

Health Care                                               5.3%

Technology                                                3.6%

Other                                                     3.2%

Consumer Staples                                          2.4%

Integrated Oils                                           2.0%

Short-Term Investments                                    1.8%

_______________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES       VALUE
                                                       ---------  ------------
COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (0.6%)
   DRS Technologies, Inc.                                  3,470  $    178,427
                                                                  ------------

AGRICULTURE (0.9%)
   Delta and Pine Land Co.                                10,700       246,207
                                                                  ------------

AUTO COMPONENTS (4.7%)
   Accuride Corp.*                                        43,100       555,990
   Modine Manufacturing Co.                                6,670       217,375
   Proliance International, Inc.*                         23,536       124,506
   Visteon Corp.*ss.                                      69,800       436,948
                                                                  ------------
                                                                     1,334,819
                                                                  ------------

BANKS (10.9%)
   Alabama National Bancorp.                               5,400       349,704
   First Niagara Financial Group, Inc.                    30,300       438,441
   Independent Bank Corp./MA ss.                           9,890       282,162
   NewAlliance Bancshares, Inc. ss.                       24,800       360,592
   Partners Trust Financial Group, Inc.                   25,500       307,275
   Prosperity Bancshares, Inc. ss.                        14,400       413,856
   Provident Financial Services, Inc.                     23,900       442,389
   Sun Bancorp, Inc.*                                      7,300       144,175
   Webster Financial Corp.                                 7,750       363,475
                                                                  ------------
                                                                     3,102,069
                                                                  ------------

CHEMICALS (2.6%)
   Chemtura Corp.                                         35,100       445,770
   H.B. Fuller Co.                                         9,370       300,496
                                                                  ------------
                                                                       746,266
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (4.7%)
   Banta Corp. ss.                                        12,280       611,544
   Viad Corp.                                             12,500       366,625
   Watson Wyatt Worldwide, Inc. Class A                   12,530       349,587
                                                                  ------------
                                                                     1,327,756
                                                                  ------------

CONSTRUCTION & ENGINEERING (2.1%)
   EMCOR Group, Inc.*                                      8,950       604,394
                                                                  ------------

CONTAINERS & PACKAGING (3.8%)
   AptarGroup, Inc.                                       11,180       583,596
   Crown Holdings, Inc.*                                  24,700       482,391
                                                                  ------------
                                                                     1,065,987
                                                                  ------------

DISTRIBUTION & WHOLESALE (1.8%)
   Spectrum Brands, Inc.* ss.                             24,500       497,595
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES       VALUE
                                                       ---------  ------------
COMMON STOCKS
DIVERSIFIED FINANCIALS (4.3%)
   Apollo Investment Corp.                                18,200  $    326,326
   Assured Guaranty, Ltd.                                 14,000       355,460
   National Financial Partners Corp.                       7,500       394,125
   Patriot Capital Funding, Inc.                          11,900       145,180
                                                                  ------------
                                                                     1,221,091
                                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
   Eschelon Telecom, Inc.*                                 5,974        83,935
   General Communication, Inc.*                           28,800       297,504
   Iowa Telecommunications Services, Inc.                 15,400       238,546
                                                                  ------------
                                                                       619,985
                                                                  ------------

ELECTRIC UTILITIES (1.7%)
   Empire District Electric Co.                           11,100       225,663
   OGE Energy Corp.                                        9,110       244,057
                                                                  ------------
                                                                       469,720
                                                                  ------------

ELECTRICAL EQUIPMENT (1.7%)
   Brady Corp.                                            13,440       486,259
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.6%)
   Electro Scientific Industries, Inc.*                   11,120       268,548
   Roper Industries, Inc.                                  5,180       204,662
   Varian, Inc.*                                           9,530       379,198
   Woodhead Industries, Inc.                              11,810       163,805
                                                                  ------------
                                                                     1,016,213
                                                                  ------------

FOOD & DRUG RETAILING (1.5%)
   Ruddick Corp.                                          19,480       414,534
                                                                  ------------

FOOD PRODUCTS (0.9%)
   Sensient Technologies Corp. ss.                        14,200       254,180
                                                                  ------------

GAS UTILITIES (1.8%)
   National Fuel Gas Co.                                   7,230       225,504
   WGL Holdings, Inc. ss.                                  9,760       293,385
                                                                  ------------
                                                                       518,889
                                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.3%)
   Arrow International, Inc. ss.                          19,900       576,901
   Invacare Corp.                                         11,060       348,279
                                                                  ------------
                                                                       925,180
                                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (3.4%)
   Centene Corp.*                                         12,400       325,996
   LifePoint Hospitals, Inc.* ss.                          6,700       251,250
   Service Corp. International                            46,700       382,006
                                                                  ------------
                                                                       959,252
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES       VALUE
                                                       ---------  ------------
COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (2.5%)
   Landry's Restaurants, Inc. ss.                         15,000  $    400,650
   Marcus Corp.ss                                         13,160       309,260
                                                                  ------------
                                                                       709,910
                                                                  ------------

HOUSEHOLD PRODUCTS (0.4%)
   Prestige Brands Holdings, Inc.* ss.                     8,300       103,750
                                                                  ------------

INDUSTRIAL CONGLOMERATES (3.1%)
   Carlisle Companies, Inc.                                6,460       446,709
   Teleflex, Inc.                                          6,800       441,864
                                                                  ------------
                                                                       888,573
                                                                  ------------

INSURANCE (5.0%)
   Argonaut Group, Inc.                                   11,800       386,686
   Hanover Insurance Group, Inc.                           9,800       409,346
   Platinum Underwriters Holdings, Ltd.                   15,700       487,799
   ProAssurance Corp.*                                     2,900       141,056
                                                                  ------------
                                                                     1,424,887
                                                                  ------------

IT CONSULTING & SERVICES (1.6%)
   CACI International, Inc. Class A*                       8,100       464,778
                                                                  ------------

MACHINERY (7.5%)
   Albany International Corp. Class A                      8,100       292,896
   Briggs & Stratton Corp.                                12,300       477,117
   ESCO Technologies, Inc.*                                6,860       305,202
   Flowserve Corp.*                                       10,920       431,995
   NACCO Industries, Inc. Class A                          1,400       164,010
   The Manitowoc Company, Inc.                             9,350       469,557
                                                                  ------------
                                                                     2,140,777
                                                                  ------------

MEDIA (4.9%)
   Harte-Hanks, Inc.                                      15,540       410,101
   Salem Communications Corp. Class A* ss.                22,700       397,023
   Source Interlink Companies, Inc.* ss.                  53,100       590,472
                                                                  ------------
                                                                     1,397,596
                                                                  ------------

MULTILINE RETAIL (0.9%)
   Bon-Ton Stores, Inc. ss.                               14,000       267,820
                                                                  ------------

OIL & GAS (8.2%)
   Comstock Resources, Inc.*                              13,300       405,783
   Denbury Resources, Inc.*                               25,300       576,334
   Forest Oil Corp.*                                       8,300       378,231
   Houston Exploration Co.*                                2,600       137,280
   KCS Energy, Inc.* ss.                                  23,000       557,060
   Range Resources Corp.                                  10,750       283,155
                                                                  ------------
                                                                     2,337,843
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                        SHARES       VALUE
                                                       ---------  ------------
COMMON STOCKS
REAL ESTATE (1.2%)
   Affordable Residential Communities ss.                  8,100  $     77,193
   Eagle Hospitality Properties Trust, Inc.               34,800       265,524
                                                                  ------------
                                                                       342,717
                                                                  ------------

ROAD & RAIL (1.8%)
   Laidlaw International, Inc.                            21,800       506,414
                                                                  ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.4%)
   Credence Systems Corp.* ss.                            18,200       126,672
                                                                  ------------

SPECIALTY RETAIL (1.2%)
   Hughes Supply, Inc.                                     9,400       336,990
                                                                  ------------

TEXTILES & APPAREL (1.8%)
   Hartmarx Corp.* ss.                                    21,900       171,039
   Warnaco Group, Inc.*                                   13,200       352,704
                                                                  ------------
                                                                       523,743
                                                                  ------------

TOTAL COMMON STOCKS (Cost $22,019,853)                              27,561,293
                                                                  ------------

SHORT-TERM INVESTMENTS (23.7%)
   State Street Navigator Prime Fund ss. ss.           6,210,525     6,210,525

                                                          PAR
                                                         (000)
                                                       ---------
   State Street Bank and Trust Co. Euro Time
     Deposit, 3.350%, 1/03/06                          $     520       520,000
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $6,730,525)                       6,730,525
                                                                  ------------

TOTAL INVESTMENTS AT VALUE (120.7%) (Cost $28,750,378)              34,291,818

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.7%)                      (5,891,337)
                                                                  ------------

NET ASSETS (100.0%)                                               $ 28,400,481
                                                                  ============

--------------------------------------------------------------------------------
*      Non-income producing security.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $6,210,525 (Cost $28,750,378) (Note 2)           $ 34,291,818 1
   Cash                                                                  1,056
   Receivable for investments sold                                     331,175
   Dividend and interest receivable                                     29,154
   Receivable for portfolio shares sold                                 14,819
                                                                  ------------
      Total Assets                                                  34,668,022
                                                                  ------------
LIABILITIES
   Advisory fee payable (Note 3)                                        20,203
   Administrative services fee payable (Note 3)                          7,393
   Payable upon return of securities loaned (Note 2)                 6,210,525
   Payable for investments purchased                                     7,632
   Other accrued expenses payable                                       21,788
                                                                  ------------
      Total Liabilities                                              6,267,541
                                                                  ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                              1,874
   Paid-in capital (Note 6)                                         21,241,563
   Undistributed net investment income                                  22,943
   Accumulated net realized gain on investments                      1,592,661
   Net unrealized appreciation from investments                      5,541,440
                                                                  ------------
      Net Assets                                                  $ 28,400,481
                                                                  ============

   Shares outstanding                                                1,873,874
                                                                  ------------
   Net asset value, offering price, and redemption price per
      share                                                       $      15.16
                                                                  ============

--------------------------------------------------------------------------------
1     Including $6,047,486 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                      $    390,189
   Interest                                                             24,169
   Securities lending                                                    4,751
                                                                  ------------
     Total investment income                                           419,109
                                                                  ------------
EXPENSES
   Investment advisory fees (Note 3)                                   272,947
   Administrative services fees (Note 3)                                66,676
   Legal fees                                                           19,202
   Audit and tax fees                                                   17,230
   Printing fees (Note 3)                                               13,135
   Custodian fees                                                       11,627
   Insurance expense                                                     4,894
   Interest expense (Note 4)                                             3,589
   Trustees' fees                                                        2,445
   Commitment fees (Note 4)                                                870
   Transfer agent fees                                                     633
   Miscellaneous expense                                                 8,590
                                                                  ------------
     Total expenses                                                    421,838
   Less: fees waived (Note 3)                                          (19,517)
                                                                  ------------
     Net expenses                                                      402,321
                                                                  ------------
       Net investment income                                            16,788
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
   Net realized gain from investments                                1,639,527
   Net change in unrealized appreciation (depreciation) from
     investments                                                       190,748
                                                                  ------------
   Net realized and unrealized gain from investments                 1,830,275
                                                                  ------------
   Net increase in net assets resulting from operations           $  1,847,063
                                                                  ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                          FOR THE YEAR    FOR THE YEAR
                                                                             ENDED           ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                              2005            2004
                                                                          ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                            $     16,788    $    (21,014)
  Net realized gain from investments                                         1,639,527       1,080,063
  Net change in unrealized appreciation (depreciation) from investments        190,748       2,676,028
                                                                          ------------    ------------
   Net increase in net assets resulting from operations                      1,847,063       3,735,077
                                                                          ------------    ------------
FROM DISTRIBUTIONS
  Distributions from net realized gains                                     (1,011,410)             --
                                                                          ------------    ------------
   Net decrease in net assets resulting from distributions                  (1,011,410)             --
                                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                              10,109,700       8,405,200
  Reinvestment of dividends                                                  1,011,410              --
  Net asset value of shares redeemed                                       (10,184,719)     (4,008,700)
                                                                          ------------    ------------
   Net increase in net assets from capital share transactions                  936,391       4,396,500
                                                                          ------------    ------------
  Net increase in net assets                                                 1,772,044       8,131,577

NET ASSETS
  Beginning of year                                                         26,628,437      18,496,860
                                                                          ------------    ------------
  End of year                                                             $ 28,400,481    $ 26,628,437
                                                                          ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME                                       $     22,943    $      4,237
                                                                          ============    ============


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                        2005         2004         2003         2002          2001 1
                                                     ---------    ---------    ---------    ----------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $   14.47    $   12.02    $    9.64    $   10.60      $   10.00
                                                     ---------    ---------    ---------    ----------     ---------
INVESTMENT OPERATIONS
  Net investment income (loss)                            0.01        (0.01)       (0.01)        0.01           0.00 2
  Net gain (loss) on investments
    (both realized and unrealized)                        1.10         2.46         2.40        (0.97)          0.60
                                                     ---------    ---------    ---------    ----------     ---------
      Total from investment operations                    1.11         2.45         2.39        (0.96)          0.60
                                                     ---------    ---------    ---------    ----------     ---------
LESS DIVIDENDS
  Dividends from net investment income                      --           --        (0.01)       (0.00) 2          --
  Distributions from net realized gains                  (0.42)          --           --           --             --
                                                     ---------    ---------    ---------    ----------     ---------
      Total dividends and distributions                  (0.42)          --        (0.01)       (0.00) 2          --
                                                     ---------    ---------    ---------    ----------     ---------
NET ASSET VALUE, END OF PERIOD                       $   15.16    $   14.47    $   12.02    $    9.64      $   10.60
                                                     =========    =========    =========    ==========     =========

      Total return 3                                      7.67%       20.38%       24.76%       (9.06)%         6.00%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $  28,400    $  26,628    $  18,497    $   9,184      $   3,430
    Ratio of expenses to average net assets               1.29%        1.29%        1.29%        1.29%          1.29% 4
    Ratio of net investment income (loss)
      to average net assets                               0.05%       (0.12)%      (0.02)%       0.11%          0.03% 4
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements        0.06%        0.31%        0.38%        0.84%          7.44% 4
  Portfolio turnover rate                                   72%          45%          28%          14%             1%


--------------------------------------------------------------------------------
1 For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2     This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4     Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry- forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $144,421, of which $137,661 was rebated to borrowers (brokers). The Portfolio retained $4,751 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,009. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee, computed daily and payable monthly, from the Portfolio based on the following fee schedule:

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------        ----------------------------------
             First $100 million           0.875% of average daily net assets
             Next $100 million            0.750% of average daily net assets
             Over $200 million            0.500% of average daily net assets

      For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived for the Portfolio were $272,947 and $19,517, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $31,194.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $ 35,482.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $3,582 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, the Portfolio had no loans outstanding under the Credit Facility. During the year ended December 31, 2005, the Portfolio had borrowings under the Credit Facility as follows:

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

                  AVERAGE DAILY    WEIGHTED AVERAGE    MAXIMUM DAILY
                  LOAN BALANCE      INTEREST RATE     LOAN OUTSTANDING
                  -------------    ----------------   ----------------
                   $2,654,727           4.424%           $2,752,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $21,466,644 and $21,847,162, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                ------------------        ------------------
Shares sold                           657,349                    621,805
Shares reinvested                      66,235                         --
Shares redeemed                      (689,979)                  (320,767)
                                   ----------                 ----------
Net increase                           33,605                    301,038
                                   ==========                 ==========

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                   NUMBER OF               APPROXIMATE PERCENTAGE
                  SHAREHOLDERS             OF OUTSTANDING SHARES
                  ------------             ----------------------
                       1                            100%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      The tax characteristics of dividends and distributions paid during the years ended December 31, 2005 and 2004, respectively, by the Portfolio were as follows:

                  ORDINARY INCOME          LONG-TERM CAPITAL GAINS
              ----------------------       -----------------------
                2005          2004           2005          2004
              --------      --------       --------      --------
              $387,358       $ --          $624,052        $ --

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and dividends received from Real Estate Investment Trusts.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

          Undistributed net investment income            $  345,453
          Accumulated net realized gain                   1,415,772
          Unrealized appreciation                         5,395,819
                                                         ----------
                                                         $7,157,044
                                                         ==========

      At December 31, 2005, the Portfolio had no capital loss carryforwards available to offset possible future capital gains.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows: $28,895,999, $5,840,585, $(444,766) and $5,395,819, respectively.

      At December 31, 2005, the Portfolio reclassified $1,918 from accumulated net realized gain on investments to undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses, security litigation and dividends received from Real Estate Investment Trusts. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Small Cap Value Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Small Cap Value Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Small Cap Value Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.875% of average daily net assets up to $100 million, declining to 0.75% on the next $100 million and to 0.50% on assets in excess of $200 million, paid by the Portfolio ("Contractual Advisory Fee"), which is reduced to 0.57% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. The Board acknowledged that fee waivers and expense reimbursements can be discontinued at any time.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two- and three-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoints in the Portfolio's advisory fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o While the Contractual Advisory Fee was slightly below the median, the Net Advisory Fee was the lowest in the Portfolio's Expense Group and was considered reasonable.

      o The Portfolio's one-year performance was above the median in the Performance Group and in the Performance Universe and superior to the Lipper index of similar funds. The Portfolio's two-year performance was at the median for the Performance Group and slightly below the median for the Performance Universe. The three-year performance was the lowest in the Performance Group and Performance Universe. The Board had previously identified the need to address the Portfolio's performance, and noted that Credit Suisse is in the process of addressing performance issues. The Board would continue to monitor steps taken by Credit Suisse to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse had addressed or was in the process of addressing any performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the amount of the Net Advisory Fee, the Portfolio's current fee structure was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                              TERM OF                                       NUMBER OF
                                              OFFICE 1 AND                                  PORTFOLIOS IN
                              POSITION(S)     LENGTH         PRINCIPAL                      FUND COMPLEX     OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
---------------------------   -----------     -------------  ---------------------------    ---------------  ----------------------
INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,        Since          Professor of Finance                  47        Director of The
c/o Credit Suisse Asset       Nominating      2005           and Economics,                                  Adams Express
Management, LLC               Committee                      Graduate School of                              (a closed-end
Attn: General Counsel         Member and                     Business, Columbia                              investment
466 Lexington Avenue          Audit                          University since 1971                           company); Director
New York, New York            Committee                                                                      of Petroleum
10017-3140                    Chairman                                                                       and Resources
                                                                                                             Corporation
Date of Birth: 10/02/41                                                                                      (a closed-end
                                                                                                             investment
                                                                                                             company)

Richard H. Francis            Trustee,        Since          Currently retired                     41        None
c/o Credit Suisse Asset       Nominating      Portfolio
Management, LLC               and Audit       Inception
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,        Since          The Juan Trippe                       40        Director of Aetna,
Box 208200                    Nominating      Portfolio      Professor in the Practice                       Inc. (insurance
New Haven, Connecticut        and Audit       Inception      of International Trade,                         company); Director
06520-8200                    Committee                      Finance and Business                            of CarMax Group
                              Member                         from July 2005 to present;                      (used car dealers)
Date of Birth: 10/29/46                                      Partner and Chairman
                                                             of Garten Rothkopf
                                                             (consulting firm) from
                                                             October 2005 to present;
                                                             Dean of Yale School of
                                                             Management from
                                                             November 1995 to
                                                             June 2005

Peter F. Krogh                Trustee,        Since          Dean Emeritus and                     40        Director of Carlisle
301 ICC                       Nominating      Portfolio      Distinguished Professor                         Companies
Georgetown University         and Audit       Inception      of International Affairs                        Incorporated
Washington, DC 20057          Committee                      at the Edmund A.                                (diversified
                              Member                         Walsh School of                                 manufacturing
Date of Birth: 02/11/37                                      Foreign Service,                                company)
                                                             Georgetown University
                                                             from June 1995
                                                             to present


_________________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                              TERM OF                                       NUMBER OF
                                              OFFICE 1                                      PORTFOLIOS IN
                              POSITION(S)     AND LENGTH     PRINCIPAL                      FUND COMPLEX     OTHER
NAME, ADDRESS AND             HELD WITH       OF TIME        OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST           SERVED         PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
---------------------------   -----------     -------------  ---------------------------    ---------------  ----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,        Since          Currently retired                     42        Director of Education
c/o Credit Suisse Asset       Nominating      Portfolio                                                      Management Corp.
Management, LLC               and Audit       Inception
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of     Trustee        Partner of Lehigh Court,              46        Director of Presstek,
Lehigh Court, LLC             the Board       Since          LLC and RZ Capital                              Inc. (digital imaging
40 East 52nd Street           of Trustees,    Portfolio      (private investment firms)                      technologies
New York, New York            Nominating      Inception      from July 2002 to present;                      company); Director of
10022                         Committee       and            Transition Adviser to                           Wood Resources, LLC.
                              Chairman        Chairman       SunGard Securities                              (plywood
Date of Birth: 07/10/48       and Audit       since          Finance, Inc. from                              manufacturing
                              Committee       2005           February 2002 to July                           company)
                              Member                         2002; President of
                                                             SunGard Securities
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997 to 2001

INTERESTED DIRECTOR

Michael E. Kenneally  2,3     Trustee         Since          Chairman and Global                   40        None
c/o Credit Suisse Asset                       2004           Chief Executive Officer
Management, LLC                                              of Credit Suisse from March
Attn: General Counsel                                        2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from 1998
Date of Birth: 03/30/54                                      to March 2003


___________________

2 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                              TERM OF
                                              OFFICE 1 AND
                              POSITION(S)     LENGTH
NAME, ADDRESS AND             HELD WITH       OF TIME
DATE OF BIRTH                 TRUST           SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------   -----------     -------------  --------------------------------------------------------------
OFFICERS

Steven B. Plump 3             Chief           Since          Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive       2005           predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief           Since          Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial       1999           Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                    Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief           Since          Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance      2004           Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                        and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of other
New York, New York                                           Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief           Since          Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal           2004           Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                        since September 2004; Senior Associate of Shearman &
466 Lexington Avenue                                         Sterling LLP from September 2000 to September 2004; Senior
New York, New York                                           Counsel of the SEC Division of Investment Management from
10017-3140                                                   June 1997 to September 2000; Officer of other Credit
                                                             Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice            Since          Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President       2004           Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                            Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue          Secretary                      other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant       Since           Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer       2002            since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140


Date of Birth: 12/09/65

________________

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 47.70%.

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      During the year ended December 31, 2005, the Portfolio declared $624,052 in dividends that were designated as a 20% long-term capital gain dividends.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRSCV-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


      CREDIT SUISSE TRUST
      o EMERGING MARKETS PORTFOLIO


Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 19, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust--Emerging Markets Portfolio1 (the "Portfolio") had a gain of 27.84%, vs. an increase of 34.54% for the Morgan Stanley Capital International Emerging Markets Index.2

MARKET OVERVIEW: EMERGING MARKETS OUTPERFORM IN GLOBAL RALLY

      The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Emerging markets as a group had overall strong returns in absolute terms and as compared with developed stock markets, helped in part by high and rising commodity prices, which for many commodity-exporting emerging economies resulted in stronger financial profiles.

      By region, Latin America outpaced the broad emerging market universe, reflecting strong returns from Brazil and Mexico. Asia was positive across the board, but as a region underperformed. The Europe/Middle East/Africa segment
(EMEA) was in the middle of the pack, though certain of its smaller markets posted large gains for the period.

STRATEGIC REVIEW: ASIAN HOLDINGS UNDERPERFORM WHILE EMEA STOCKS SHINE

      The Portfolio participated in the broad rally in emerging markets, although it underperformed its benchmark, which we attribute in large part to its positioning in Asia. Most specifically, we were underweighted in Taiwanese technology-exporting companies, which outperformed the domestic companies we favored, and had limited exposure to certain South Korean stocks that had strong showings. Within Latin America, stock selection in Chile detracted from performance, countering good performance from the Portfolio's holdings in Mexico. Elsewhere, the Portfolio was aided by good stock selection within EMEA, in particular with regard to its Russian and South African holdings. This more than offset the Portfolio's underweighting in smaller EMEA markets, such as Egypt, that outperformed.

      In terms of regional allocation, as of the end of the period we were modestly overweighted in Latin America, with a focus on Brazil and Mexico, where we believe earnings growth and interest rate reductions could support equities. We had an underweighting in EMEA as a whole, primarily due to our underweightings in the smaller central European markets, lack of exposure to smaller Middle Eastern markets and our underweighting in South Africa. We

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

ended the period overweighted in Russia, which we think could benefit from high oil prices and a related improvement in domestic liquidity. We remain broadly neutral in Asia, with an emphasis on China, South Korea and, to a lesser extent, Thailand. As of the end of the period, Taiwan and India were underweighted positions in the Portfolio, as were certain smaller southeastern Asian markets.

      In the wake of several years of strong absolute and relative performance, emerging markets could be vulnerable to any negative shocks (such as rising US short-term rates or unforeseen oil price spikes). Still, against what we expect to be a fairly benign global scenario this year, we believe that investors will continue find emerging markets compelling, given the valuation and earnings differentials with developed markets and the generally favorable domestic economic conditions prevailing in many developing countries.

The Credit Suisse Emerging Markets Team

Annabel Betz
Neil Gregson
Matthew J.K. Hickman
Elizabeth H. Eaton
Jonathan S. Ong

      INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS. THE PORTFOLIO MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE DEVELOPED MARKETS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                  [LINE CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO1 AND THE
          MSCI EMERGING MARKETS FREE INDEX2 FROM INCEPTION (12/31/97).

               Credit Suisse Trust --               MSCI Emerging
                 Emerging Markets                      Markets
                    Portfolio 1                      Free Index 2,3
               ----------------------               ---------------
    Dec-97             10000                             10000
                       10270                              9216
                       11760                             10178
                       12110                             10619
                       11940                             10504
                       10260                              9064
                        9530                              8113
                        9680                              8371
                        7040                              5950
                        7490                              6328
                        7970                              6994
                        8330                              7576
    Dec-98              8270                              7466
                        7755                              7346
                        7513                              7417
                        8199                              8395
                        9411                              9433
                        9724                              9378
                       11077                             10443
                       11097                             10159
                       11229                             10251
                       10855                              9904
                       11330                             10115
                       12986                             11022
    Dec-99             15002                             12424
                       15023                             12498
                       15742                             12663
                       15245                             12725
                       13595                             11519
                       13362                             11043
                       13753                             11432
                       13108                             10844
                       13119                             10897
                       11775                              9945
                       11013                              9224
                        9871                              8418
    Dec-00             10269                              8621
                       11578                              9808
                       10775                              9040
                        9784                              8152
                       10346                              8555
                       10478                              8657
                       10191                              8480
                        9542                              7944
                        9124                              7865
                        7737                              6648
                        8166                              7060
                        8849                              7798
    Dec-01              9278                              8417
                        9597                              8702
                        9707                              8845
                       10103                              9377
                       10202                              9438
                       10048                              9287
                        9388                              8590
                        8684                              7937
                        8640                              8059
                        7781                              7190
                        8122                              7656
                        8519                              8183
    Dec-02              8205                              7912
                        8040                              7877
                        7808                              7664
                        7510                              7447
                        8051                              8111
                        8558                              8693
                        9043                              9188
                        9562                              9763
                       10289                             10419
                       10289                             10495
                       11039                             11388
                       11106                             11528
    Dec-03             11723                             12364
                       12208                             12803
                       12694                             13394
                       12925                             13566
                       11955                             12457
                       11811                             12211
                       11778                             12267
                       11503                             12050
                       11900                             12555
                       12610                             13280
                       12953                             13598
                       13894                             14857
    Dec-04             14646                             15573
                       14590                             15622
                       15686                             16994
                       14535                             15874
                       14192                             15451
                       14602                             15995
                       14922                             16547
                       15995                             17718
                       16239                             17878
                       17567                             19545
                       16509                             18268
                       17734                             19780
    Dec-05             18737                             20952

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                 AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                SINCE
             1 YEAR           5 YEARS         INCEPTION
             ------           -------         ---------
             27.84%           12.78%            8.16%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_________________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 The Morgan Stanley Capital International Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

3 Performance for the index is not available for the period beginning 12/31/97 (commencement of operations). For that reason, performance is shown for the period beginning 1/1/98.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,255.60
Expenses Paid per $1,000*                                             $    7.96

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                        $1,000.00
Ending Account Value 12/31/05                                         $1,018.15
Expenses Paid per $1,000*                                             $    7.12

ANNUALIZED EXPENSE RATIOS*                                                 1.40%

_________________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSE WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                   [BAR CHART]

SECTOR BREAKDOWN*

Financials                                               24.5%

Information Technology                                   18.2%

Energy                                                   12.2%

Telecom Services                                         11.2%

Consumer Discretionary                                   10.0%

Materials                                                 6.5%

Consumer Staples                                          5.6%

Short-Term Investments                                    4.7%

Industrials                                               4.6%

Utilities                                                 1.6%

Health Care                                               0.9%

________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS (88.8%)
ARGENTINA (0.4%)
OIL & GAS (0.4%)
   Repsol YPF SA ADR ss.                                     24,500  $   720,545
                                                                     -----------

TOTAL ARGENTINA                                                          720,545
                                                                     -----------
BRAZIL (5.3%)
BANKS (0.9%)
   Unibanco - Uniao de Bancos Brasileiros SA GDR             27,300    1,735,461
                                                                     -----------
BEVERAGES (0.1%)
   Companhia de Bebidas das Americas ADR                      4,640      151,728
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
   Brasil Telecom Participacoes SA                       42,900,000      436,439
   Brasil Telecom Participacoes SA ADR ss.                   12,600      470,610
   Tele Norte Leste Participacoes SA                         12,505      285,385
   Tele Norte Leste Participacoes SA ADR ss.                 56,000    1,003,520
                                                                     -----------
                                                                       2,195,954
                                                                     -----------
ELECTRIC UTILITIES (0.7%)
   Obrascon Huarte Lain Brasil SA *                          82,600      898,680
   Tractebel Energia SA                                      60,100      387,285
                                                                     -----------
                                                                       1,285,965
                                                                     -----------
FOOD PRODUCTS (0.3%)
   Cosan SA Industria e Comercio *                           19,700      574,678
                                                                     -----------
OIL & GAS (2.1%)
   Petroleo Brasileiro SA - Petrobras ADR                    60,200    3,875,074
                                                                     -----------

TOTAL BRAZIL                                                           9,818,860
                                                                     -----------
CANADA (0.6%)
ENERGY EQUIPMENT & SERVICES (0.6%)
   Niko Resources, Ltd.                                      24,900    1,177,056
                                                                     -----------

TOTAL CANADA                                                           1,177,056
                                                                     -----------
CHILE (1.6%)
BEVERAGES (0.4%)
   Compania Cervecerias Unidas SA ADR ss.                    32,300      814,606
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
   Compania de Telecomunicaciones de Chile SA ADR ss.        84,000      739,200
                                                                     -----------
ELECTRIC UTILITIES (0.5%)
   Enersis SA ADR ss.                                        78,600      863,814
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
CHILE
WATER UTILITIES (0.3%)
   Inversiones Aguas Metropolitanas SA ADR Rule 144A*++      30,100  $   505,680
                                                                     -----------

TOTAL CHILE                                                            2,923,300
                                                                     -----------
CHINA (5.7%)
AUTOMOBILES (0.3%)
   Dongfeng Motor Corporation, Ltd. Series H*             2,108,700      533,053
                                                                     -----------
BANKS (1.0%)
   China Construction Bank Series H *                     5,687,000    1,962,034
                                                                     -----------
INSURANCE (1.0%)
   China Life Insurance Company, Ltd. Series H *          2,051,000    1,808,108
                                                                     -----------
MACHINERY (0.5%)
   Shanghai Electric Group Company, Ltd. Series H *       2,752,000      940,173
                                                                     -----------
OIL & GAS (0.7%)
   China Petroleum & Chemical Corp. Series H              2,764,000    1,368,404
                                                                     -----------
REAL ESTATE (1.2%)
   Agile Property Holdings, Ltd. *                        2,367,000    1,144,798
   GZI Real Estate Investment Trust *                       393,000      176,135
   New World China Land, Ltd.                             1,990,000      838,104
                                                                     -----------
                                                                       2,159,037
                                                                     -----------
RETAIL (0.4%)
   Parkson Retail Group, Ltd. *                             440,000      794,475
                                                                     -----------
TEXTILES & APPAREL (0.6%)
   Ports Design, Ltd.                                       946,500    1,101,100
                                                                     -----------

TOTAL CHINA                                                           10,666,384
                                                                     -----------
HONG KONG (3.1%)
AUTOMOBILES (0.4%)
   Denway Motors, Ltd.                                    2,500,000      827,954
                                                                     -----------
INTERNET SOFTWARE & SERVICES (0.6%)
   Tencent Holdings, Ltd.                                   957,000    1,022,142
                                                                     -----------
OIL & GAS (0.6%)
   CNOOC, Ltd.                                            1,590,000    1,059,965
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
   China Mobile (Hong Kong), Ltd.                           584,500    2,766,410
                                                                     -----------

TOTAL HONG KONG                                                        5,676,471
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
HUNGARY (0.8%)
BANKS (0.5%)
   OTP Bank Rt.                                              29,900  $   973,937
                                                                     -----------
OIL & GAS (0.3%)
   MOL Magyar Olaj-es Gazipari Rt.                            5,000      467,544
                                                                     -----------

TOTAL HUNGARY                                                          1,441,481
                                                                     -----------
INDIA (4.7%)
CHEMICALS (0.8%)
   Reliance Industries, Ltd. GDR Rule 144A ++                39,300    1,553,529
                                                                     -----------
DIVERSIFIED FINANCIALS (0.4%)
   ICICI Bank, Ltd. ADR ss.                                  26,500      763,200
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
   Bharti Tele-Ventures, Ltd. *                             240,500    1,847,513
                                                                     -----------
ELECTRIC UTILITIES (0.5%)
   National Thermal Power Corporation, Ltd.                 358,400      893,959
                                                                     -----------
ELECTRICAL EQUIPMENT (0.6%)
   Bharat Heavy Electricals, Ltd.                            34,300    1,056,965
                                                                     -----------
GAS UTILITIES (0.3%)
   Gail India, Ltd.                                         114,700      676,202
                                                                     -----------
IT CONSULTING & SERVICES (1.1%)
   Infosys Technologies, Ltd. ADR ss.                        14,100    1,140,126
   Tata Consultancy Services, Ltd.                           22,622      854,277
                                                                     -----------
                                                                       1,994,403
                                                                     -----------

TOTAL INDIA                                                            8,785,771
                                                                     -----------
ISRAEL (3.1%)
BANKS (0.8%)
   Bank Hapoalim, Ltd.                                      336,500    1,552,801
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   Orbotech, Ltd. *                                          30,500      731,085
                                                                     -----------
INSURANCE (0.4%)
   Harel Insurance Investments, Ltd.                         16,800      752,459
                                                                     -----------
INTERNET SOFTWARE & SERVICES (0.6%)
   Check Point Software Technologies, Ltd. *                 52,100    1,047,210
                                                                     -----------
PHARMACEUTICALS (0.9%)
   Teva Pharmaceutical Industries, Ltd. ADR ss.              39,000    1,677,390
                                                                     -----------

TOTAL ISRAEL                                                           5,760,945
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
MALAYSIA (1.2%)
BANKS (0.4%)
   Commerce Asset-Holding Berhad                            510,400  $   769,753
                                                                     -----------
FOOD PRODUCTS (0.8%)
   IOI Corporation Berhad                                   439,100    1,440,624
                                                                     -----------

TOTAL MALAYSIA                                                         2,210,377
                                                                     -----------
MEXICO (7.2%)
BEVERAGES (0.5%)
   Fomento Economico Mexicano SA de CV ADR                   12,777      926,460
                                                                     -----------
CONSTRUCTION MATERIALS (0.9%)
   Cemex SA de CV ADR                                        27,981    1,660,113
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
   Telefonos de Mexico SA de CV ADR ss.                      39,800      982,264
                                                                     -----------
FOOD PRODUCTS (1.0%)
   Gruma SA Series B                                        347,900    1,128,308
   Grupo Bimbo SA de CV Series A                            240,100      835,119
                                                                     -----------
                                                                       1,963,427
                                                                     -----------
HOUSEHOLD DURABLES (0.5%)
   Consorcio ARA SA de CV                                   230,400    1,007,140
                                                                     -----------
MEDIA (0.6%)
   Grupo Televisa SA ADR                                     13,500    1,086,750
                                                                     -----------
METALS & MINING (0.5%)
   Grupo Mexico SA de CV Series B                           391,850      913,536
                                                                     -----------
MULTILINE RETAIL (0.6%)
   Wal-Mart de Mexico SA de CV Series V                     193,082    1,070,898
                                                                     -----------
REAL ESTATE (0.5%)
   Urbi Desarrollos Urbanos SA de CV *                      131,324      907,373
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (1.6%)
   America Movil SA de CV ADR Series L                       83,874    2,454,153
   America Telecom SA de CV Class A1 *                      101,700      494,272
                                                                     -----------
                                                                       2,948,425
                                                                     -----------

TOTAL MEXICO                                                          13,466,386
                                                                     -----------
OMAN (0.5%)
BANKS (0.5%)
   Bank Muscat SAOG GDR Rule 144A*++                         39,200      908,264
                                                                     -----------

TOTAL OMAN                                                               908,264
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
RUSSIA (6.1%)
BANKS (1.4%)
   Sberbank RF                                                1,950  $ 2,557,208
                                                                     -----------
OIL & GAS (3.7%)
   Gazprom ADR                                               30,000    2,151,983
   Lukoil ADR                                                82,200    4,849,800
                                                                     -----------
                                                                       7,001,783
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
   AO VimpelCom ADR *ss.                                     40,600    1,795,738
                                                                     -----------

TOTAL RUSSIA                                                          11,354,729
                                                                     -----------
SOUTH AFRICA (9.5%)
BANKS (1.9%)
   FirstRand, Ltd.                                          522,082    1,522,516
   Standard Bank Group, Ltd.                                168,800    2,021,074
                                                                     -----------
                                                                       3,543,590
                                                                     -----------
DIVERSIFIED FINANCIALS (0.7%)
   African Bank Investments, Ltd.                           359,200    1,389,287
                                                                     -----------
HOUSEHOLD DURABLES (0.6%)
   Steinhoff International Holdings, Ltd.                   373,197    1,104,624
                                                                     -----------
INDUSTRIAL CONGLOMERATES (0.5%)
   Bidvest Group, Ltd.                                       65,400      954,244
                                                                     -----------
INSURANCE (0.9%)
   Sanlam, Ltd.                                             702,450    1,683,806
                                                                     -----------
MEDIA (0.8%)
   Naspers, Ltd. N Shares                                    87,900    1,555,201
                                                                     -----------
METALS & MINING (1.6%)
   Impala Platinum Holdings, Ltd.                            10,800    1,586,617
   Mittal Steel South Africa, Ltd.                          141,400    1,366,320
                                                                     -----------
                                                                       2,952,937
                                                                     -----------
OIL & GAS (1.1%)
   Sasol                                                     56,700    2,037,210
                                                                     -----------
SPECIALTY RETAIL (1.4%)
   Edgars Consolidated Stores, Ltd.                         211,660    1,175,067
   JD Group, Ltd.                                           110,700    1,342,660
                                                                     -----------
                                                                       2,517,727
                                                                     -----------

TOTAL SOUTH AFRICA                                                    17,738,626
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
SOUTH KOREA (20.5%)
AUTO COMPONENTS (0.8%)
   Hyundai Mobis *                                           15,570  $ 1,411,508
                                                                     -----------
AUTOMOBILES (2.3%)
   Hyundai Motor Company, Ltd. *                             46,110    4,386,538
                                                                     -----------
BANKS (2.9%)
   Kookmin Bank *                                            53,110    4,002,722
   Shinhan Financial Group Company, Ltd. *                   36,260    1,458,368
                                                                     -----------
                                                                       5,461,090
                                                                     -----------
CONSTRUCTION & ENGINEERING (0.8%)
   GS Engineering & Construction Corp. *                     29,500    1,544,392
                                                                     -----------
DIVERSIFIED FINANCIALS (1.0%)
   Hana Financial Group, Inc.                                39,895    1,823,365
                                                                     -----------
HOUSEHOLD DURABLES (1.2%)
   LG Electronics, Inc. *ss.                                 24,930    2,175,899
                                                                     -----------
INDUSTRIAL CONGLOMERATES (0.5%)
   Daewoo Engineering & Construction Company, Ltd. *         76,400      999,673
                                                                     -----------
INSURANCE (1.1%)
   Samsung Fire & Marine Insurance Company, Ltd.             15,920    2,000,702
                                                                     -----------
METALS & MINING (0.9%)
   POSCO ADR ss.                                             33,400    1,653,634
                                                                     -----------
MULTILINE RETAIL (1.6%)
   Shinsegae Company, Ltd. *                                  6,710    2,924,301
                                                                     -----------
OIL & GAS (0.5%)
   S-Oil Corp.                                               13,500      942,263
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.3%)
   Samsung Electronics Company, Ltd.                         18,260   11,747,723
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   SK Telecom Company, Ltd.                                   6,600    1,180,985
                                                                     -----------

TOTAL SOUTH KOREA                                                     38,252,073
                                                                     -----------
TAIWAN (13.6%)
BANKS (0.2%)
   Chinatrust Financial Holding Company, Ltd.               589,000      466,219
                                                                     -----------
CHEMICALS (0.3%)
   Formosa Plastics Corp.                                   376,050      578,142
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
TAIWAN
COMPUTERS & PERIPHERALS (3.3%)
   Advantech Company, Ltd.                                  502,650  $ 1,423,755
   Asustek Computer, Inc.                                   515,000    1,579,476
   Chi Mei Optoelectronics Corp.                            585,542      863,675
   Chi Mei Optoelectronics Corp. GDR Rule 144A ++           109,941    1,627,124
   Quanta Computer, Inc.                                    523,050      733,800
                                                                     -----------
                                                                       6,227,830
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
   Chunghwa Telecom Company, Ltd.                           496,000      861,152
                                                                     -----------
ELECTRICAL EQUIPMENT (0.5%)
   Cheng Uei Precision Industry Company, Ltd.               275,000      888,258
                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
   AU Optronics Corp. ADR ss.                               107,863    1,619,024
   Hon Hai Precision Industry Company, Ltd.                 414,747    2,277,776
                                                                     -----------
                                                                       3,896,800
                                                                     -----------
INSURANCE (1.7%)
   Cathay Financial Holding Company, Ltd.                 1,057,000    1,910,095
   Shin Kong Financial Holding Company, Ltd.              1,645,299    1,274,472
                                                                     -----------
                                                                       3,184,567
                                                                     -----------
REAL ESTATE (0.3%)
   Cathay Real Estate Development Company, Ltd. *         1,159,000      511,349
                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.7%)
   Advanced Semiconductor Engineering, Inc.                 918,678      838,857
   MediaTek, Inc.                                            61,000      713,241
   Taiwan Semiconductor Manufacturing Company, Ltd.       3,125,642    5,952,464
   United Microelectronics Corp.                          2,125,359    1,195,558
                                                                     -----------
                                                                       8,700,120
                                                                     -----------

TOTAL TAIWAN                                                          25,314,437
                                                                     -----------
THAILAND (2.3%)
BANKS (0.4%)
   Siam City Bank Public Company, Ltd.                    1,225,000      724,038
                                                                     -----------
CONSTRUCTION & ENGINEERING (0.5%)
   Italian - Thai Development Public Company, Ltd.        4,877,200      981,388
                                                                     -----------
OIL & GAS (0.6%)
   Thai Oil Public Company, Ltd.                            670,900    1,039,077
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   Advanced Info Service Public Company, Ltd.               566,100    1,463,575
                                                                     -----------

TOTAL THAILAND                                                         4,208,078
                                                                     -----------
                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                           SHARES       VALUE
                                                         ----------  -----------
COMMON STOCKS
TURKEY (2.1%)
BANKS (1.6%)
   Akbank T.A.S.                                            211,999  $ 1,715,419
   Turkiye Garanti Bankasi AS                               343,733    1,235,313
                                                                     -----------
                                                                       2,950,732
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   Turkcell Iletisim Hizmetleri AS                          165,400      997,087
                                                                     -----------

TOTAL TURKEY                                                           3,947,819
                                                                     -----------
UNITED ARAB EMIRATES (0.5%)
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   Investcom LLC GDR*                                        67,800      952,590
                                                                     -----------

TOTAL UNITED ARAB EMIRATES                                               952,590
                                                                     -----------

TOTAL COMMON STOCKS (Cost $117,069,623)                              165,324,192
                                                                     -----------
PREFERRED STOCKS (6.2%)
BRAZIL (6.2%)
BANKS (0.6%)
   Banco Itau Holding Financeira SA                          45,800    1,104,063
                                                                     -----------
BEVERAGES (0.3%)
   Companhia de Bebidas das Americas ADR ss.                 16,000      608,800
                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
   Telemar Norte Leste SA Class A                            47,900    1,302,355
   Telesp - Telecomunicacoes de Sao Paulo SA                 32,400      665,202
                                                                     -----------
                                                                       1,967,557
                                                                     -----------
ELECTRIC UTILITIES (0.3%)
   AES Tiete SA                                          10,700,000      233,196
   Braskem SA Class A                                        38,000      309,142
                                                                     -----------
                                                                         542,338
                                                                     -----------
INDUSTRIAL CONGLOMERATES (0.9%)
   Bradespar SA                                              31,800      807,424
   Itausa - Investimentos Itau SA                           280,496      888,748
                                                                     -----------
                                                                       1,696,172
                                                                     -----------
INTERNET SOFTWARE & SERVICES (0.1%)
   Universo Online SA                                        22,400      188,945
                                                                     -----------
METALS & MINING (2.2%)
   Companhia Vale do Rio Doce ADR                            85,300    3,092,125
   Usinas Siderurgicas de Minas Gerais SA Series A           39,200      933,214
                                                                     -----------
                                                                       4,025,339
                                                                     -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
                                                       ----------  ------------
PREFERRED STOCKS
BRAZIL
OIL & GAS (0.7%)
   Petroleo Brasileiro SA - Petrobras ADR                  19,600  $  1,396,892
                                                                   ------------

TOTAL PREFERRED STOCKS (Cost $6,977,782)                             11,530,106
                                                                   ------------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
   True Corporation Public Company, Ltd. strike price
      $20.60, expires April 2008 ^* (Cost $0)              50,021             0
                                                                   ------------
SHORT-TERM INVESTMENTS (11.6%)
   State Street Navigator Prime Fund ss.ss.            12,877,570    12,877,570

                                                          PAR
                                                         (000)
                                                       ----------
   State Street Bank and Trust Co. Euro Time Deposit,
      3.350%, 1/03/06                                  $    8,677     8,677,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $21,554,570)                      21,554,570
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (106.6%) (Cost $145,601,975)             198,408,868

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.6%)                       (12,218,709)
                                                                   ------------

NET ASSETS (100.0%)                                                $186,190,159
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt
--------------------------------------------------------------------------------
*      Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified Institutional buyers. At December 31, 2005, these securities amounted to a value of $4,594,597 or 2.47% of net assets.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities
      on loan of $12,877,570 (Cost $145,601,975) (Note 2)      $  198,408,868 1
   Cash                                                                   956
   Foreign currency at value (Cost $711,620)                          717,811
   Receivable for portfolio shares sold                               419,743
   Dividend and interest receivable                                   287,662
   Receivable for investments sold                                    142,896
   Prepaid expenses and other assets                                    7,149
                                                               --------------
      Total Assets                                                199,985,085
                                                               --------------
LIABILITIES
   Advisory fee payable (Note 3)                                      187,886
   Administrative services fee payable (Note 3)                        35,313
   Payable upon return of securities loaned (Note 2)               12,877,570
   Payable for investments purchased                                  471,419
   Deferred foreign tax liability (Note 2)                            124,438
   Payable for portfolio shares redeemed                               19,956
   Other accrued expenses payable                                      78,344
                                                               --------------
      Total Liabilities                                            13,794,926
                                                               --------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                            11,069
   Paid-in capital (Note 6)                                       130,479,092
   Undistributed net investment income                                953,171
   Accumulated net realized gain on investments and foreign
       currency transactions                                        2,055,855
   Net unrealized appreciation from investments and foreign
       currency translations                                       52,690,972
                                                               --------------
      Net Assets                                               $  186,190,159
                                                               ==============

   Shares outstanding                                              11,069,191
                                                               --------------
   Net asset value, offering price, and redemption price
       per share                                               $        16.82
                                                               ==============

--------------------------------------------------------------------------------
1     Including $12,537,618 of securities on loan

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                   $    3,745,761
   Interest                                                           107,085
   Securities lending                                                  22,883
   Foreign taxes withheld                                            (485,287)
                                                               --------------
     Total investment income                                        3,390,442
                                                               --------------
EXPENSES
   Investment advisory fees (Note 3)                                1,686,255
   Administrative services fees (Note 3)                              241,832
   Custodian fees                                                     146,319
   Printing fees (Note 3)                                              67,822
   Audit and tax fees                                                  25,293
   Legal fees                                                          18,036
   Insurance expense                                                    6,503
   Transfer agent fees                                                  6,035
   Commitment fees (Note 4)                                             3,444
   Registration fees                                                    3,268
   Trustees' fees                                                       2,778
   Miscellaneous expense                                               23,122
                                                               --------------
     Total expenses                                                 2,230,707
   Less: fees waived (Note 3)                                        (342,098)
                                                               --------------
     Net expenses                                                   1,888,609
                                                               --------------
       Net investment income                                        1,501,833
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
       FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments (including Thailand
       Capital Gain Tax of $163,166)                                8,538,524
   Net realized loss from foreign currency transactions              (327,729)
   Net change in unrealized appreciation (depreciation)
       from investments                                            26,043,901
   Net change in unrealized appreciation (depreciation) from
       foreign currency translations                                  105,208
                                                               --------------
   Net realized and unrealized gain from investments and
       foreign currency related items                              34,359,904
                                                               --------------
   Net increase in net assets resulting from operations        $   35,861,737
                                                               ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                    ENDED                ENDED
                                                                              DECEMBER 31, 2005    DECEMBER 31, 2004
FROM OPERATIONS                                                               -----------------    -----------------
  Net investment income                                                       $       1,501,833    $       1,061,862
  Net realized gain from investments and foreign currency transactions                8,210,795           11,247,576
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations                                26,149,109            8,162,457
                                                                              -----------------    -----------------
   Net increase in net assets resulting from operations                              35,861,737           20,471,895
                                                                              -----------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                                 (986,165)            (257,121)
                                                                              -----------------    -----------------
   Net decrease in net assets resulting from dividends                                 (986,165)            (257,121)
                                                                              -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                       67,779,637           48,651,946
  Reinvestment of dividends                                                             986,165              257,121
  Net asset value of shares redeemed                                                (32,675,340)         (27,681,607)
                                                                              -----------------    -----------------
   Net increase in net assets from capital share transactions                        36,090,462           21,227,460
                                                                              -----------------    -----------------
  Net increase in net assets                                                         70,966,034           41,442,234
NET ASSETS
  Beginning of year                                                                 115,224,125           73,781,891
                                                                              -----------------    -----------------
  End of year                                                                 $     186,190,159    $     115,224,125
                                                                              =================    =================
UNDISTRIBUTED NET INVESTMENT INCOME                                           $         953,171    $         626,735
                                                                              =================    =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Year)
--------------------------------------------------------------------------------


                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                     -------------------------------------------------------
                                                       2005        2004       2003        2002       2001
                                                     ---------   --------   ---------   --------   ---------
PER SHARE DATA
Net asset value, beginning of year                   $   13.25   $  10.63   $    7.44   $   8.43   $    9.33
                                                     ---------   --------   ---------   --------   ---------
INVESTMENT OPERATIONS
  Net investment income                                   0.14       0.12        0.07       0.01        0.06
  Net gain (loss) on investments
and foreign currency related items
(both realized and unrealized)                            3.53       2.53        3.12      (0.98)      (0.96)
                                                     ---------   --------   ---------   --------   ---------
     Total from investment operations                     3.67       2.65        3.19      (0.97)      (0.90)
                                                     ---------   --------   ---------   --------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.10)     (0.03)         --      (0.02)         --
                                                     ---------   --------   ---------   --------   ---------
NET ASSET VALUE, END OF YEAR                         $   16.82   $  13.25   $   10.63   $   7.44   $    8.43
                                                     =========   ========   =========   ========   =========

     Total return 1                                      27.84%     25.02%      42.88%    (11.56)%     (9.65)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $ 186,190   $115,224   $  73,782   $ 43,867   $  38,331
   Ratio of expenses to average net assets                1.40%      1.40%       1.40%      1.40%       1.40%
   Ratio of net investment income
    to average net assets                                 1.11%      1.21%       0.94%      0.13%       0.63%
  Decrease reflected in above operating expense
    ratios due to waivers/reimbursements                  0.25%      0.29%       0.41%      0.44%       0.49%
Portfolio turnover rate                                     77%       121%        167%       128%        130%


--------------------------------------------------------------------------------
1 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Emerging Markets Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION - The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) FOREIGN CURRENCY TRANSACTIONS - The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

      C) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      E) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      G) SHORT-TERM INVESTMENTS - The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      H) FORWARD FOREIGN CURRENCY CONTRACTS - The Portfolio may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Portfolio will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2005, the Portfolio had no open forward foreign currency contracts.

      I) SECURITIES LENDING - Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. During the year ended December 31, 2005, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $296,288, of which $263,518 was rebated to borrowers (brokers). The Portfolio retained $22,883 in income from the cash collateral investment and SSB, as lending agent, was paid $9,887. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

      J) OTHER - The Portfolio may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

      The Portfolio's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Portfolio to operational and other risks as well. Some countries may have restrictions that could limit the Portfolio's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Portfolio to increased volatility or substantial declines in value.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The Portfolio may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 1.25% of the Portfolio's average daily net assets. For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived were $1,686,255 and $342,098, respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

      Credit Suisse Asset Management Limited (U.K.) ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited (Australia) ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Portfolio (the "Sub-Advisers"). Credit Suisse U.K's and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Portfolio.

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $134,900.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $106,932.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $8,048 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005 and during the year ended December 31, 2005, the Portfolio had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $133,149,699 and $100,785,041, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                    FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                    DECEMBER 31, 2005       DECEMBER 31, 2004
                                    ------------------      ------------------
Shares sold                             4,677,861               4,217,158
Shares issued in reinvestment
 of dividends                              66,097                  23,459
Shares redeemed                        (2,371,979)             (2,483,712)
                                      -----------             -----------
Net increase                            2,371,979               1,756,905
                                      ===========             ===========

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares was as follows:

           NUMBER OF                      APPROXIMATE PERCENTAGE
          SHAREHOLDERS                    OF OUTSTANDING SHARES
          ------------                    ----------------------
               6                                   95%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended December 31, 2005, and 2004, respectively, by the Portfolio were as follows:

                           ORDINARY INCOME
                           ---------------
                       2005                   2004
                     --------               --------
                     $986,165               $257,121

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to mark-to-market of foreign currency transactions, losses deferred due to wash sales, post-October losses and the mark-to-market income from Passive Foreign Investment Companies.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio was as follows:

        Undistributed net investment income            $ 1,930,527
        Accumulated net realized gain                    2,149,933
        Unrealized appreciation                         51,697,471
        Deferral of post-October currency losses           (77,933)
                                                       -----------
                                                       $55,699,998
                                                       ===========

      During the tax year ended December 31, 2005, the Portfolio utilized $5,569,803 of the capital loss carryforward.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2005, the Portfolio elected to defer net losses arising between November 1, 2005 and December 31, 2005 as follows:

                                    CURRENCY
                                    --------
                                     $77,933

      As of December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:
$146,595,662 $53,837,534, $(2,024,328) and $51,813,206, respectively.

      At December 31, 2005, the Portfolio reclassified $189,232 from undistributed net investment income to accumulated net realized loss from investments, to adjust for current year permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, realized capital gains tax and security litigation, and the sale of Passive Foreign Investment Companies. Net assets were not affected by these reclassifications.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Emerging Markets Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Emerging Markets Portfolio (the "Portfolio"):

INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 1.25% for the Portfolio ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse") or Credit Suisse Asset Management Limited U.K. ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited Australia ("Credit Suisse Australia"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Portfolio and considered the actual fee rates of 0.96% paid by the Portfolio after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Portfolio's shareholders.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and Net Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND SUB-ADVISORY AGREEMENTS

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Form ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Portfolio utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets,

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Portfolio to obtain the best price and execution on trades in international markets.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two-, three-, four- and five-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including any fee waivers or fee caps, as well as other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      CONCLUSIONS

      In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

      o Although the Contractual Advisory Fee was greater than the median of the Portfolio's Peer Group, the Net Advisory Fee was lower than the median of the Portfolio's Peer Group. In addition, the Board recognized that Credit Suisse has historically evidenced a willingness to waive fees. The Board considered that the Net Advisory Fee would decrease to 0.91% when the additional voluntary fee waiver (described below) is taken into account. The Board considered the Net Advisory Fee to be reasonable.

      o The Portfolio's one-, two-, three-, four- and five-year performance lagged that of the Portfolio's Performance Group and Performance Universe. The Board had previously identified the need to address the Portfolio's performance, and noted that Credit Suisse was in the process of addressing performance issues. After discussion with the Board, Credit Suisse had agreed to an additional one-year voluntary fee reduction of five basis points. The Board would continue to monitor steps undertaken by Credit Suisse to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Portfolio by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers. The Board understood that Credit Suisse was in the process of addressing performance issues.

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the relatively small size of the Portfolio, the amount of the Net Advisory Fee and the additional voluntary fee reduction, the Portfolio's current fee structure (without breakpoints) was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                             TERM                                         NUMBER OF
                                             OF OFFICE 1                                  PORTFOLIOS IN
                                             AND                                          FUND
                              POSITION(S)    LENGTH          PRINCIPAL                    COMPLEX           OTHER
NAME, ADDRESS AND             HELD WITH      OF TIME         OCCUPATION(S) DURING         OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH                 TRUST          SERVED          PAST FIVE YEARS              TRUSTEE           HELD BY TRUSTEE
-------------------------     -----------    ------------    --------------------------   -------------     -----------------------
INDEPENDENT TRUSTEES

Enrique Arzac                 Trustee,       Since           Professor of Finance              47           Director of The
c/o Credit Suisse Asset       Nominating     2005            and Economics,                                 Adams Express
Management, LLC               Committee                      Graduate School of                             (a closed-end
Attn: General Counsel         Member and                     Business, Columbia                             investment
466 Lexington Avenue          Audit                          University since 1971                          company); Director
New York, New York            Committee                                                                     of Petroleum
10017-3140                    Chairman                                                                      and Resources
                                                                                                            Corporation
Date of Birth: 10/02/41                                                                                     (a closed-end
                                                                                                            investment
                                                                                                            company)

Richard H. Francis            Trustee,       Since           Currently retired                 41           None
c/o Credit Suisse Asset       Nominating     1999
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten             Trustee,       Since           The Juan Trippe                   40           Director of Aetna,
Box 208200                    Nominating     1998 2          Professor in the Practice                      Inc. (insurance
New Haven, Connecticut        and Audit                      of International Trade,                        company); Director
06520-8200                    Committee                      Finance and Business                           of CarMax Group
                              Member                         from July 2005 to present;                     (used car dealers)
Date of Birth: 10/29/46                                      Partner and Chairman
                                                             of Garten Rothkopf
                                                             (consulting firm) from
                                                             October 2005 to present;
                                                             Dean of Yale School of
                                                             Management from
                                                             November 1995 to
                                                             June 2005

Peter F. Krogh                Trustee,       Since           Dean Emeritus and                 40           Director of Carlisle
301 ICC                       Nominating     2001            Distinguished Professor                        Companies
Georgetown University         and Audit                      of International Affairs                       Incorporated
Washington, DC 20057          Committee                      at the Edmund A.                               (diversified
                              Member                         Walsh School of                                manufacturing
Date of Birth: 02/11/37                                      Foreign Service,                               company)
                                                             Georgetown University
                                                             from June 1995
                                                             to present


___________________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Trustee of the Trust on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM                                         NUMBER OF
                                             OF OFFICE 1                                  PORTFOLIOS IN
                                             AND                                          FUND
                              POSITION(S)    LENGTH          PRINCIPAL                    COMPLEX          OTHER
NAME, ADDRESS AND             HELD WITH      OF TIME         OCCUPATION(S) DURING         OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                 TRUST          SERVED          PAST FIVE YEARS              TRUSTEE          HELD BY TRUSTEE
-------------------------     -----------    ------------    --------------------------   -------------     -----------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.          Trustee,       Since           Currently retired                 42           Director of Education
c/o Credit Suisse Asset       Nominating     1999                                                           Management Corp.
Management, LLC               and Audit
Attn: General Counsel         Committee
466 Lexington Avenue          Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport           Chairman of    Trustee         Partner of Lehigh Court,          46           Director of Presstek,
Lehigh Court, LLC             the Board      Since           LLC and RZ Capital                             Inc. (digital imaging
40 East 52nd Street           of Trustees,   1999            (private investment firms)                     technologies
New York, New York            Nominating     and             from July 2002 to present;                     company); Director of
10022                         Committee      Chairman        Transition Adviser to                          Wood Resources, LLC.
                              Chairman       since           SunGard Securities                             (plywood
Date of Birth: 07/10/48       and Audit      2005            Finance, Inc. from                             manufacturing
                              Committee                      February 2002 to July                          company)
                              Member                         2002; President of
                                                             SunGard Securities
                                                             Finance, Inc. from 2001
                                                             to February 2002;
                                                             President of Loanet,
                                                             Inc. (on-line accounting
                                                             service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally 3,4      Trustee        Since           Chairman and Global               40           None
c/o Credit Suisse Asset                      2004            Chief Executive Officer
Management, LLC                                              of Credit Suisse from
Attn: General Counsel                                        March 2003 to July 2005;
466 Lexington Avenue                                         Chairman and Chief
New York, New York                                           Investment Officer of
10017-3140                                                   Banc of America Capital
                                                             Management from 1998
Date of Birth: 03/30/54                                      to March 2003


__________________

3 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                             TERM OF
                                             OFFICE 1 AND
                              POSITION(S)    LENGTH
NAME, ADDRESS AND             HELD WITH      OF TIME
DATE OF BIRTH                 FUND           SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------     -----------    ------------    -------------------------------------------------------------

OFFICERS

Steven B. Plump 4             Chief          Since           Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset           Executive      2005            predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC               Officer and
466 Lexington Avenue          President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro          Chief          Since           Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset           Financial      1999            Associated with Credit Suisse or its predecessors since 1984;
Management, LLC               Officer and                    Officer of other Credit Suisse Funds
466 Lexington Avenue          Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                Chief          Since           Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset           Compliance     2004            Associated with Credit Suisse since July 2000; Vice President
Management, LLC               Officer                        and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                         Associates from 1998 to June 2000; Officer of other
New York, New York                                           Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                    Chief          Since           Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset           Legal          2004            Management and Hedge Funds; Associated with Credit Suisse
Management, LLC               Officer                        since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                         LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                           of the SEC Division of Investment Management from June
10017-3140                                                   1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                  Vice           Since           Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset           President      2004            Credit Suisse since July 2003; Associated with the law firm of
Management, LLC               and                            Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue          Secretary                      Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                  Assistant      Since           Vice President of Credit Suisse; Associated with Credit Suisse
Credit Suisse Asset           Treasurer      2002            since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


___________________

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST--EMERGING MARKETS PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]


    P.O. BOX 55030, BOSTON, MA 02205-5030
    800-222-8977 o www.credit-suisse.com/us

    CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  TREMK-AR-1205

CREDIT SUISSE [LOGO]


CREDIT SUISSE FUNDS
Annual Report

December 31, 2005


      CREDIT SUISSE TRUST
      o BLUE CHIP PORTFOLIO


Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Trust's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Trust, are provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Trust is advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2005; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CREDIT SUISSE") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CREDIT SUISSE OR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                January 26, 2006

Dear Shareholder:

      For the 12 months ended December 31, 2005, Credit Suisse Trust -- Blue Chip Portfolio 1 (the "Portfolio") had a gain of 5.78%, vs. an increase of 4.91% for the S&P 500 Index. 2

THE MARKET: POSITIVE DESPITE RISING ENERGY COSTS, INTEREST RATES

      The period was an overall positive one for equities. Stocks initially struggled, but rallied into the summer, aided by benign inflation data and good earnings reports from a number of visible companies. To be sure, headwinds were ever-present, notably in the form of hurricane activity, surging energy prices and a Federal Reserve that continued to raise short-term interest rates in small but steady increments. In the face of all this, the economy nonetheless appeared resilient, at least as of late 2005: Third-quarter GDP growth was reported at an annualized rate of 4.1%, the tenth consecutive quarter of 3% or greater growth. The earnings backdrop remained generally supportive late in the year.

      In the market, high energy prices helped drive the outperformance of energy related stocks, which, despite some late-period weakness, outpaced all other economic sectors in the period. This was reflected in the outperformance of value stocks over growth stocks, as energy companies comprise a relatively large portion of the value universe. Mid-capitalization stocks generally outperformed both large- and small-cap stocks for the period.

STRATEGIC REVIEW: CONSUMER STOCKS AID PERFORMANCE

      The Portfolio outperformed its benchmark in the period, aided by good stock selection in the consumer area, in particular retail companies. The Portfolio energy holdings also supported performance, in both absolute and relative terms. On the negative side, relatively speaking, the Portfolio's industrials and technology stocks modestly detracted from its performance.

      As a reminder, effective June 1, 2005, the Credit Suisse Quantitative Resources Group manages the Portfolio. We employ quantitative portfolio techniques to select portfolio securities. Our quantitative models are designed to (1) forecast the expected relative returns of stocks by analyzing a number of fundamental factors, (2) to identify stocks that might likely suffer price declines if market conditions deteriorate and limit the Portfolio's exposure to such low

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

quality stocks and (3) to help determine the Portfolio's relative exposure to different industry sectors.

The Credit Suisse Quantitative Resources Group

Joseph Cherian
William Weng
Todd Jablonski

      THE VALUE OF INVESTMENTS GENERALLY WILL FLUCTUATE IN RESPONSE TO MARKET MOVEMENTS.

      IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                CREDIT SUISSE TRUST--BLUE CHIP PORTFOLIO 1 AND THE
                  S&P 500 INDEX 2,3 FROM INCEPTION (11/30/01).

                                 CREDIT SUISSE
                                  TRUST--BLUE                S&P 500
               DATE             CHIP PORTFOLIO 1            INDEX 2,3
               -----            ----------------            ---------
               11/01                 10000                    10000
               12/01                 10020                    10088
                                      9800                     9940
                                      9520                     9749
                                      9880                    10115
                                      9140                     9502
                                      9000                     9432
                                      8290                     8760
                                      7670                     8077
                                      7710                     8130
                                      6850                     7247
                                      7430                     7885
                                      7870                     8349
               12/02                  7351                     7858
                                      7171                     7652
                                      7041                     7538
                                      7141                     7611
                                      7711                     8238
                                      8041                     8672
                                      8141                     8783
                                      8321                     8937
                                      8461                     9112
                                      8369                     9015
                                      8811                     9525
                                      8801                     9609
               12/03                  9182                    10113
                                      9353                    10298
                                      9453                    10442
                                      9303                    10284
                                      9162                    10123
                                      9293                    10262
                                      9393                    10461
                                      9082                    10115
                                      9032                    10156
                                      9131                    10266
                                      9242                    10423
                                      9647                    10844
               12/04                 10021                    11213
                                      9798                    10940
                                      9940                    11170
                                      9788                    10972
                                      9647                    10764
                                      9859                    11107
                                      9940                    11123
                                     10304                    11536
                                     10233                    11431
                                     10386                    11524
                                     10152                    11331
                                     10539                    11760
               12/05                 10600                    11764

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005 1

                                                SINCE
                        1 YEAR                INCEPTION
                        ------                ---------
                         5.78%                  1.44%

      RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE PORTFOLIO MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. PERFORMANCE INCLUDES THE EFFECT OF DEDUCTING EXPENSES, BUT DOES NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR VARIABLE CONTRACT OR PLAN. ACCORDINGLY, THE PROSPECTUS OF THE SPONSORING PARTICIPATING INSURANCE COMPANY SEPARATE ACCOUNT OR PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS SHOULD BE CAREFULLY REVIEWED FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES AND EXPENSES FROM QUOTATIONS OF PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED, AND THE EFFECT OF THESE CHARGES SHOULD BE CONSIDERED WHEN COMPARING PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.CREDIT-SUISSE.COM/US.

_____________

1 Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.

2 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

3 Performance for the benchmark is not available for the period beginning November 30, 2001 (commencement of operations). For that reason, performance is shown for the period beginning December 1, 2001.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

      As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2005.

      The table illustrates your Portfolio's expenses in two ways:

      o ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

      o HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

      Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

ACTUAL PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $1,000.00
Ending Account Value 12/31/05                                        $1,066.40
Expenses Paid per $1,000*                                            $    4.95

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 7/1/05                                       $1,000.00
Ending Account Value 12/31/05                                        $1,020.42
Expenses Paid per $1,000*                                            $    4.84

ANNUALIZED EXPENSE RATIOS*                                                0.95%

______________

* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 365.

      THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER. EXPENSES DO NOT REFLECT ADDITIONAL CHARGES AND EXPENSES THAT ARE, OR MAY BE, IMPOSED UNDER THE VARIABLE CONTRACTS OR PLANS. SUCH CHARGES AND EXPENSES ARE DESCRIBED IN THE PROSPECTUS OF THE INSURANCE COMPANY SEPARATE ACCOUNT OR IN THE PLAN DOCUMENTS OR OTHER INFORMATIONAL MATERIALS SUPPLIED BY PLAN SPONSORS. THE PORTFOLIO'S EXPENSES SHOULD BE CONSIDERED WITH THESE CHARGES AND EXPENSES IN EVALUATING THE OVERALL COST OF INVESTING IN THE SEPARATE ACCOUNT.

For more information, please refer to the Portfolio's prospectus.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR BREAKDOWN*

Financials                                                               20.8%
Health Care                                                              14.8%
Information Technology                                                   14.0%
Industrials                                                              13.0%
Energy                                                                   11.0%
Consumer Discretionary                                                    8.0%
Consumer Staples                                                          8.0%
Telecommunication Services                                                3.4%
Materials                                                                 3.1%
Short-Term Investments                                                    2.0%
Utilities                                                                 1.9%

________________

* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES          VALUE
                                                     ---------    ------------
COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (3.3%)
   Boeing Co.                                              500    $     35,120
   L-3 Communications Holdings, Inc.                       900          66,915
   Lockheed Martin Corp.                                 1,200          76,356
   Northrop Grumman Corp.                                1,300          78,143
   Rockwell Collins, Inc.                                1,200          55,764
   United Technologies Corp.                             1,000          55,910
                                                                  ------------
                                                                       368,208
                                                                  ------------

AIR FREIGHT & COURIERS (0.8%)
   FedEx Corp.                                             600          62,034
   United Parcel Service, Inc. Class B                     300          22,545
                                                                  ------------
                                                                        84,579
                                                                  ------------

AIRLINES (0.3%)
   Southwest Airlines Co.                                1,700          27,931
                                                                  ------------

AUTO COMPONENTS (0.9%)
   Goodyear Tire & Rubber Co.*                           2,300          39,974
   Johnson Controls, Inc.                                  800          58,328
                                                                  ------------
                                                                        98,302
                                                                  ------------

BANKS (5.6%)
   Bank of America Corp.                                 2,700         124,605
   Bank of New York Company, Inc.                        1,900          60,515
   Northern Trust Corp.                                    800          41,456
   Synovus Financial Corp.                               1,600          43,216
   U.S. Bancorp                                          3,600         107,604
   Wachovia Corp.                                        1,500          79,290
   Washington Mutual, Inc.                               1,241          53,983
   Wells Fargo & Co.                                       800          50,264
   Zions Bancorp                                           800          60,448
                                                                  ------------
                                                                       621,381
                                                                  ------------

BEVERAGES (1.8%)
   Coca-Cola Co.                                         2,700         108,837
   PepsiCo, Inc.                                         1,600          94,528
                                                                  ------------
                                                                       203,365
                                                                  ------------

BIOTECHNOLOGY (1.2%)
   Amgen, Inc.*                                          1,300         102,518
   Gilead Sciences, Inc.*                                  500          26,315
                                                                  ------------
                                                                       128,833
                                                                  ------------

BUILDING PRODUCTS (0.3%)
USG Corp.*                                                 500          32,500
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------    ------------
COMMON STOCKS
CHEMICALS (2.1%)
   Dow Chemical Co.                                      2,200    $     96,404
   FMC Corp.*                                              600          31,902
   International Flavors & Fragrances, Inc.              1,100          36,850
   PPG Industries, Inc.                                  1,100          63,690
                                                                  ------------
                                                                       228,846
                                                                  ------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
   Cendant Corp.                                         3,200          55,200
   Fiserv, Inc.*                                         1,300          56,251
                                                                  ------------
                                                                       111,451
                                                                  ------------

COMMUNICATIONS EQUIPMENT (2.2%)
   Cisco Systems, Inc.*                                  9,400         160,928
   Motorola, Inc.                                        2,500          56,475
   QUALCOMM, Inc.                                          600          25,848
                                                                  ------------
                                                                       243,251
                                                                  ------------

COMPUTERS & PERIPHERALS (4.2%)
   Apple Computer, Inc.*                                 1,100          79,079
   Dell, Inc.*                                           3,300          98,967
   EMC Corp.*                                            2,000          27,240
   Hewlett-Packard Co.                                   1,200          34,356
   International Business Machines Corp.                 1,800         147,960
   NVIDIA Corp.*                                         1,000          36,560
   Seagate Technology                                    2,300          45,977
                                                                  ------------
                                                                       470,139
                                                                  ------------

DIVERSIFIED FINANCIALS (8.5%)
   American Express Co.                                    600          30,876
   Capital One Financial Corp.                             900          77,760
   Charles Schwab Corp.                                  4,600          67,482
   CIT Group, Inc.                                       1,000          51,780
   Citigroup, Inc.                                       5,900         286,327
   Countrywide Financial Corp.                           1,900          64,961
   Goldman Sachs Group, Inc.                               200          25,542
   JPMorgan Chase & Co.                                  3,700         146,853
   Lehman Brothers Holdings, Inc.                          700          89,719
   Merrill Lynch & Company, Inc.                           400          27,092
   Morgan Stanley                                        1,400          79,436
                                                                  ------------
                                                                       947,828
                                                                  ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
   AT&T, Inc.                                            5,200         127,348
   Sprint Nextel Corp.                                   5,000         116,800
   Verizon Communications, Inc.                          4,300         129,516
                                                                  ------------
                                                                       373,664
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------    ------------
COMMON STOCKS
ELECTRIC UTILITIES (1.9%)
   Constellation Energy Group, Inc.                      1,200    $     69,120
   Edison International                                  1,500          65,415
   FirstEnergy Corp.                                     1,500          73,485
                                                                  ------------
                                                                       208,020
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
   Broadcom Corp. Class A*                                 600          28,290
   Jabil Circuit, Inc.*                                  1,100          40,799
   PerkinElmer, Inc.                                     1,300          30,628
                                                                  ------------
                                                                        99,717
                                                                  ------------

ENERGY EQUIPMENT & SERVICES (1.2%)
   Schlumberger, Ltd.                                      800          77,720
   Transocean, Inc.*                                       800          55,752
                                                                  ------------
                                                                       133,472
                                                                  ------------

FOOD & DRUG RETAILING (0.3%)
   Kroger Co.*                                           1,700          32,096
                                                                  ------------

FOOD PRODUCTS (1.4%)
   Kellogg Co.                                           1,500          64,830
   Pilgrim's Pride Corp.                                 1,700          56,372
   Tyson Foods, Inc. Class A                             1,900          32,490
                                                                  ------------
                                                                       153,692
                                                                  ------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.0%)
   Bausch & Lomb, Inc.                                     700          47,530
   Baxter International, Inc.                              900          33,885
   Becton, Dickinson and Co.                               800          48,064
   Medtronic, Inc.                                         500          28,785
   St. Jude Medical, Inc.*                               1,300          65,260
                                                                  ------------
                                                                       223,524
                                                                  ------------

HEALTHCARE PROVIDERS & SERVICES (4.1%)
   Aetna, Inc.                                             800          75,448
   Express Scripts, Inc.*                                  800          67,040
   Humana, Inc.*                                         1,300          70,629
   McKesson Corp.                                        1,400          72,226
   UnitedHealth Group, Inc.                              1,140          70,840
   WellPoint, Inc.*                                      1,300         103,727
                                                                  ------------
                                                                       459,910
                                                                  ------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
   Darden Restaurants, Inc.                              1,200          46,656
                                                                  ------------

HOUSEHOLD DURABLES (1.5%)
   Black & Decker Corp.                                    700          60,872
   KB HOME                                                 600          43,596
   Lennar Corp. Class A                                  1,000          61,020
                                                                  ------------
                                                                       165,488
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------    ------------
COMMON STOCKS
HOUSEHOLD PRODUCTS (1.8%)
   Kimberly-Clark Corp.                                  1,000    $     59,650
   Procter & Gamble Co.                                  2,400         138,912
                                                                  ------------
                                                                       198,562
                                                                  ------------

INDUSTRIAL CONGLOMERATES (4.2%)
   3M Co.                                                  300          23,250
   General Electric Co.                                  8,800         308,440
   Reynolds American, Inc.                                 600          57,198
   Tyco International, Ltd.                              2,800          80,808
                                                                  ------------
                                                                       469,696
                                                                  ------------

INSURANCE (6.7%)
   ACE, Ltd.                                               900          48,096
   Allstate Corp.                                        1,700          91,919
   American International Group, Inc.                    1,700         115,991
   CNA Financial Corp.*                                    900          29,457
   Hartford Financial Services Group, Inc.                 900          77,301
   Loews Corp.                                             700          66,395
   Metlife, Inc.                                         1,800          88,200
   Prudential Financial, Inc.                            1,200          87,828
   Reinsurance Group of America, Inc.                    1,100          52,536
   St. Paul Travelers Companies, Inc.                      700          31,269
   XL Capital, Ltd. Class A                                900          60,642
                                                                  ------------
                                                                       749,634
                                                                  ------------

IT CONSULTING & SERVICES (0.4%)
   Computer Sciences Corp.*                                900          45,576
                                                                  ------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
   Brunswick Corp.                                       1,400          56,924
   Hasbro, Inc.                                          2,900          58,522
                                                                  ------------
                                                                       115,446
                                                                  ------------

MACHINERY (2.6%)
   Cummins, Inc.                                           600          53,838
   Dover Corp.                                           1,300          52,637
   Eaton Corp.                                           1,000          67,090
   Navistar International Corp.*                         2,000          57,240
   Parker Hannifin Corp.                                   900          59,364
                                                                  ------------
                                                                       290,169
                                                                  ------------

MEDIA (1.5%)
   Comcast Corp. Class A*                                2,700          70,092
   Time Warner, Inc.                                     2,200          38,368
   Walt Disney Co.                                       2,200          52,734
                                                                  ------------
                                                                       161,194
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------    ------------
COMMON STOCKS
METALS & MINING (1.0%)
   Nucor Corp.                                             800    $     53,376
   Phelps Dodge Corp.                                      400          57,548
                                                                  ------------
                                                                       110,924
                                                                  ------------

MULTILINE RETAIL (1.1%)
   Federated Department Stores, Inc.                       600          39,798
   Sears Holdings Corp.*                                   200          23,106
   Wal-Mart Stores, Inc.                                 1,300          60,840
                                                                  ------------
                                                                       123,744
                                                                  ------------

OIL & GAS (9.8%)
   Amerada Hess Corp.                                      500          63,410
   Anadarko Petroleum Corp.                                500          47,375
   Burlington Resources, Inc.                            1,100          94,820
   Chevron Corp.                                         2,100         119,217
   ConocoPhillips                                        1,200          69,816
   Devon Energy Corp.                                    1,300          81,302
   Exxon Mobil Corp.                                     5,300         297,701
   Marathon Oil Corp.                                    1,300          79,261
   Murphy Oil Corp.                                      1,200          64,788
   Occidental Petroleum Corp.                            1,100          87,868
   Valero Energy Corp.                                   1,600          82,560
                                                                  ------------
                                                                     1,088,118
                                                                  ------------

PHARMACEUTICALS (7.2%)
   Abbott Laboratories                                     800          31,544
   Eli Lilly & Co.                                         600          33,954
   Johnson & Johnson                                     3,800         228,380
   King Pharmaceuticals, Inc.*                           2,100          35,532
   Merck & Company, Inc.                                 4,000         127,240
   Pfizer, Inc.                                          9,600         223,872
   Wyeth                                                 2,600         119,782
                                                                  ------------
                                                                       800,304
                                                                  ------------

ROAD & RAIL (1.6%)
   Burlington Northern Santa Fe Corp.                      500          35,410
   CSX Corp.                                             1,300          66,001
   Union Pacific Corp.                                     900          72,459
                                                                  ------------
                                                                       173,870
                                                                  ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.2%)
   Intel Corp.                                           8,000         199,680
   Micron Technology, Inc.*                              2,100          27,951
   National Semiconductor Corp.                          1,000          25,980
   Texas Instruments, Inc.                               3,300         105,831
                                                                  ------------
                                                                       359,442
                                                                  ------------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES         VALUE
                                                     ---------    ------------
COMMON STOCKS
SOFTWARE (2.8%)
   Autodesk, Inc.                                          700    $     30,065
   Microsoft Corp.                                       7,300         190,895
   Parametric Technology Corp.*                          9,700          59,170
   Symantec Corp.*                                       2,000          35,000
                                                                  ------------
                                                                       315,130
                                                                  ------------

SPECIALTY RETAIL (2.1%)
   Home Depot, Inc.                                      3,000         121,440
   Lowe's Companies, Inc.                                  800          53,328
   The Gap, Inc.                                         3,600          63,504
                                                                  ------------
                                                                       238,272
                                                                  ------------

TOBACCO (1.6%)
   Altria Group, Inc.                                    1,600         119,552
   Loews Corp. - Carolina Group                          1,300          57,187
                                                                  ------------
                                                                       176,739
                                                                  ------------

TOTAL COMMON STOCKS (Cost $9,978,477)                               10,879,673
                                                                  ------------

                                                        PAR
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENT (2.0%)
   State Street Bank and Trust Co. Euro Time
      Deposit, 3.350%, 1/03/06
      (Cost $218,000)                                $     218         218,000
                                                                  ------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $10,196,477)               11,097,673

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                            10,036
                                                                  ------------

NET ASSETS (100.0%)                                               $ 11,107,709
                                                                  ============

--------------------------------------------------------------------------------
*     Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
--------------------------------------------------------------------------------


ASSETS
   Investments at value (Cost $10,196,477) (Note 2)                   $ 11,097,673
   Cash                                                                        994
   Receivable from investment adviser (Note 3)                               2,564
   Dividend receivable                                                      17,499
   Receivable for portfolio shares sold                                     10,732
   Prepaid expenses                                                          4,825
                                                                      ------------
      Total Assets                                                      11,134,287
                                                                      ------------
LIABILITIES
   Administrative services fee payable (Note 3)                              4,187
   Other accrued expenses payable                                           22,391
                                                                      ------------
      Total Liabilities                                                     26,578
                                                                      ------------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  1,067
   Paid-in capital (Note 6)                                             12,755,855
   Undistributed net investment income                                      96,044
   Accumulated net realized loss on investments                         (2,646,453)
   Net unrealized appreciation from investments                            901,196
                                                                      ------------
      Net Assets                                                      $ 11,107,709
                                                                      ============

   Shares outstanding                                                    1,066,809
                                                                      ------------
   Net asset value, offering price, and redemption price per share    $      10.41
                                                                      ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005
--------------------------------------------------------------------------------


INVESTMENT INCOME (Note 2)
   Dividends                                                               $    227,939
   Interest                                                                       3,349
                                                                           ------------
     Total investment income                                                    231,288
                                                                           ------------
EXPENSES
   Investment advisory fees (Note 3)                                             78,822
   Administrative services fees (Note 3)                                         37,532
   Legal fees                                                                    20,793
   Audit and tax fees                                                            16,326
   Printing fees (Note 3)                                                        12,825
   Custodian fees                                                                 7,439
   Insurance expense                                                              4,704
   Registration fees                                                              4,683
   Trustees' fees                                                                 2,445
   Interest Expense (Note 4)                                                      1,535
   Transfer agent fees                                                              872
   Commitment fees (Note 4)                                                         351
   Miscellaneous expense                                                          8,090
                                                                           ------------
     Total expenses                                                             196,417
   Less: fees waived (Note 3)                                                   (61,177)
                                                                           ------------
     Net expenses                                                               135,240
                                                                           ------------
       Net investment income                                                     96,048
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                         1,387,516
   Net change in unrealized appreciation (depreciation) from investments       (886,348)
                                                                           ------------
   Net realized and unrealized gain from investments                            501,168
                                                                           ------------
   Net increase in net assets resulting from operations                    $    597,216
                                                                           ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            FOR THE YEAR         FOR THE YEAR
                                                                                ENDED                ENDED
                                                                          DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                          -----------------    -----------------
FROM OPERATIONS
  Net investment income                                                   $          96,048    $          96,775
  Net realized gain on investments                                                1,387,516              483,243
  Net change in unrealized appreciation (depreciation) from investments            (886,348)             603,705
                                                                          -----------------    -----------------
   Net increase in net assets resulting from operations                             597,216            1,183,723
                                                                          -----------------    -----------------
FROM DIVIDENDS
  Dividends from net investment income                                              (96,779)             (96,797)
                                                                          -----------------    -----------------
   Net decrease in net assets resulting from dividends                              (96,779)             (96,797)
                                                                          -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                                    1,299,717            1,248,912
  Reinvestment of dividends                                                          96,779               96,797
  Net asset value of shares redeemed                                             (4,225,760)          (4,772,001)
                                                                          -----------------    -----------------
   Net decrease in net assets from capital share transactions                    (2,829,264)          (3,426,292)
                                                                          -----------------    -----------------
  Net decrease in net assets                                                     (2,328,827)          (2,339,366)
NET ASSETS
  Beginning of year                                                              13,436,536           15,775,902
                                                                          -----------------    -----------------
  End of year                                                             $      11,107,709    $      13,436,536
                                                                          =================    =================
UNDISTRIBUTED NET INVESTMENT INCOME                                       $          96,044    $          96,775
                                                                          =================    =================


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------------
                                                         2005           2004           2003           2002            2001 1
                                                      -----------    -----------    -----------    -----------      -----------
PER SHARE DATA
   Net asset value, beginning of period               $      9.91    $      9.15    $      7.35    $     10.02      $     10.00
                                                      -----------    -----------    -----------    -----------      -----------
INVESTMENT OPERATIONS
   Net investment income                                     0.09           0.08           0.07           0.02             0.00 2
   Net gain (loss) on investments
      (both realized and unrealized)                         0.48           0.75           1.76          (2.69)            0.02
                                                      -----------    -----------    -----------    -----------      -----------
         Total from investment operations                    0.57           0.83           1.83          (2.67)            0.02
                                                      -----------    -----------    -----------    -----------      -----------
LESS DIVIDENDS
   Dividends from net investment income                     (0.07)         (0.07)         (0.03)         (0.00) 2            --
                                                      -----------    -----------    -----------    -----------      -----------
Net asset value, end of period                        $     10.41    $      9.91    $      9.15    $      7.35      $     10.02
                                                      ===========    ===========    ===========    ===========      ===========

         Total return 3                                      5.78%          9.13%         24.92%        (26.64)%           0.20%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $    11,108    $    13,437    $    15,776    $    20,290      $     5,122
      Ratio of expenses to average net assets                1.04%          1.16%          1.16%          1.16%            1.16% 4
      Ratio of net investment income
         to average net assets                               0.74%          0.69%          0.58%          0.25%            0.35% 4
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                0.47%          0.50%          0.33%          0.23%            4.86% 4
   Portfolio turnover rate                                    114%            47%            40%            31%               2%

--------------------------------------------------------------------------------
1 For the period November 30, 2001 (commencement of operations) through December 31, 2001.

2     This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4     Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

      Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers eight managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of The Commonwealth of Massachusetts as a business trust on March 15, 1995.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

      B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

      C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry- forward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

      D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

      E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

      F) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian, or a money

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

      G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio had no securities out on loan at December 31, 2005.

      SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from the securities lending activities. The Portfolio may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse serves as investment adviser for the Portfolio. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.50% of the Portfolio's average daily net assets. Prior to June 1, 2005, Credit Suisse was entitled to receive a fee, based on the following fee schedule:

      AVERAGE DAILY NET ASSETS                    ANNUAL RATE
      ------------------------                    -----------
         First $100 million            0.75% of average daily net assets
         Over $100 million             0.50% of average daily net assets

      For the year ended December 31, 2005, investment advisory fees earned and voluntarily waived were $78,822 and $61,177 respectively. Credit Suisse will not recapture from the Portfolio any fees it waived during the fiscal year ended December 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

      Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Portfolio.

      For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Portfolio's average daily net assets. For the year ended December 31, 2005, co-administrative services fees earned by CSAMSI were $13,024.

      For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $24,508.

      In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

      Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2005, Merrill was paid $3,426 for its services to the Portfolio.

NOTE 4. LINE OF CREDIT

      The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2005, there were no loans outstanding for the Portfolio under the Credit Facility. During the year ended December 31, 2005, the Portfolio had borrowings under the Credit Facility as follows:

           AVERAGE DAILY    WEIGHTED AVERAGE     MAXIMUM DAILY
           LOAN BALANCE      INTEREST RATE %   LOAN OUTSTANDING
           ------------      ---------------   ----------------
            $2,600,000           4.250%           $2,600,000

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $14,602,570 and $17,607,101, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

                                     FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                      DECEMBER 31, 2005     DECEMBER 31, 2004
                                      -----------------     -----------------
Shares sold                                 131,957               133,910
Shares issued in reinvestment of
 dividends                                    9,640                10,697
Shares redeemed                            (430,888)             (512,656)
                                        -----------            ----------
Net decrease                               (289,291)             (368,049)
                                        ===========            ==========

      On December 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

                  NUMBER OF              APPROXIMATE PERCENTAGE
                 SHAREHOLDERS            OF OUTSTANDING SHARES
                 ------------            ---------------------
                      2                           100%

      Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

      Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

      The tax characteristics of dividends paid during the years ended December 31, 2005, and December 31, 2004, respectively, by the Portfolio were as follows:

                                 ORDINARY INCOME
                              ---------------------
                                2005         2004
                              --------     --------
                              $ 96,779     $ 96,797

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

      The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of losses deferred on wash sales.

      At December 31, 2005, the components of distributable earnings on a tax basis for the Portfolio were as follows:

      Undistributed net investment income             $     96,044
      Accumulated net realized loss                     (2,545,588)
      Unrealized appreciation                              800,331
                                                      ------------
                                                      $ (1,649,213)
                                                      ============

      At December 31, 2005, the Portfolio had capital loss carryforwards available to offset possible future capital gains as follows:

                              EXPIRES DECEMBER 31,
                              --------------------
                                      2011
                                   ----------
                                   $2,545,588

      It is uncertain that the Portfolio will realize the full benefit of these losses prior to expiration.

      During the tax year ended December 31, 2005, the Portfolio utilized $1,355,607 of the capital loss carryforward.

      At December 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $10,297,342, $1,089,876, $(289,545) and $800,331, respectively.

NOTE 8. CONTINGENCIES

      In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of Credit Suisse Trust and Shareholders of Credit Suisse Trust - Blue Chip Portfolio:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Blue Chip Portfolio (the "Portfolio"), a portfolio of the Credit Suisse Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 6, 2006

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

      In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, considered the following factors with respect to the Blue Chip Portfolio (the "Portfolio"):

      INVESTMENT ADVISORY FEE RATES

      The Board reviewed and considered the contractual advisory fee rate of 0.75% on the first $100 million of average daily net assets, declining to 0.50% on assets in excess of $100 million, for the Portfolio ("Contractual Advisory Fee"), which was reduced to 0.25% after voluntary fee waivers and/or expense reimbursements ("Net Advisory Fee"), paid to Credit Suisse Asset Management, LLC ("Credit Suisse") in light of the extent and quality of the advisory services provided by Credit Suisse. The Board acknowledged that fee waivers and expense reimbursements could be discontinued at any time. The Board further acknowledged that effective June 1, 2005, in connection with a change in the Portfolio's investment strategies to adopt a quantitative approach, the Fund's Contractual Advisory Fee had been reduced to 0.50% and, as a result of fee waivers and/or expense reimbursements, the Portfolio's Net Advisory Fee had been reduced to 0.04%. The new fees were not reflected in the information presented to the Board.

      Additionally, the Board received and considered information comparing the Portfolio's Contractual Advisory Fee and the Portfolio's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

      NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AGREEMENT

      The Board received and considered information regarding the nature, extent and quality of services provided to the Portfolio by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Portfolio by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Portfolio and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

      PORTFOLIO PERFORMANCE

      The Board received and considered the one-, two- and three-year performance of the Portfolio, along with comparisons, for all presented periods, both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Portfolio. The Board was provided with a description of the methodology used to arrive at the data for the funds included in the Performance Group and the Performance Universe.

      The Board reviewed information comparing the performance of various Credit Suisse Funds to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Portfolio and its identified benchmark over various time periods.

      CREDIT SUISSE PROFITABILITY

      The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Portfolio, including other relationships between the Portfolio on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

      ECONOMIES OF SCALE

      The Board considered whether economies of scale in the provision of services to the Portfolio were being passed along to the shareholders. Accordingly, the Board considered whether the breakpoints in the Portfolio's fee structure were appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Portfolio's asset levels.

      OTHER BENEFITS TO CREDIT SUISSE

      The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Portfolio. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Portfolio, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Portfolio (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

      CONCLUSIONS

      In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

      o As the Contractual Advisory Fee of 0.50% was the second lowest in the Expense Group and its Net Advisory Fee of 0.04% was the lowest in the Expense Group, the Portfolio's fees were considered reasonable.

      o The Portfolio's one-year and two-year performance was above the median in the Portfolio's Performance Group and higher than the Lipper index of comparable funds. In the Performance Universe, the Portfolio's one-year performance was above the median and its two-year performance was within a reasonable range (within one standard deviation) below the median. The Portfolio's three-year performance was in a reasonable range (within one standard deviation) in both the Performance Group and Performance Universe and was higher than the Lipper index of comparable funds. The Board noted that it had previously identified the need to address the Portfolio's performance, and that Credit Suisse had adopted a quantitative approach for the Portfolio and changed portfolio managers effective June 1, 2005. The Board noted that the results of this change were not fully reflected in the Portfolio's performance and that Credit Suisse was in the process of addressing performance issues. The Board noted that it would continue to monitor steps taken to improve performance.

      o Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Portfolio by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement is typical of, and consistent with, those provided to similar mutual funds by other investment advisers. The Board understood that Credit Suisse had or was in the process of addressing any performance issues.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      o In light of the costs of providing investment management and other services to the Portfolio and Credit Suisse's ongoing commitment to the Portfolio, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

      o Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Portfolio thereunder.

      o In light of the amount of the Net Advisory Fee, the Portfolio's current fee structure was considered reasonable.

      No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


                                               TERM                                           NUMBER OF
                                               OF OFFICE 1                                    PORTFOLIOS IN
                                               AND                                            FUND
                               POSITION(S)     LENGTH          PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND              HELD WITH       OF TIME         OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                  TRUST           SERVED          PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
---------------------------    ------------    ------------    ---------------------------    -------------    ---------------------
INDEPENDENT TRUSTEES

Enrique Arzac                  Trustee,        Since           Professor of Finance                47          Director of The
c/o Credit Suisse Asset        Nominating      2005            and Economics,                                  Adams Express
Management, LLC                Committee                       Graduate School of                              (a closed-end
Attn: General Counsel          Member and                      Business, Columbia                              investment
466 Lexington Avenue           Audit                           University since 1971                           company); Director
New York, New York             Committee                                                                       of Petroleum
10017-3140                     Chairman                                                                        and Resources
                                                                                                               Corporation
Date of Birth: 10/02/41                                                                                        (a closed-end
                                                                                                               investment
                                                                                                               company)

Richard H. Francis             Trustee,        Since           Currently retired                   41          None
c/o Credit Suisse Asset        Nominating      Portfolio
Management, LLC                and Audit       Inception
Attn: General Counsel          Committee
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten              Trustee,        Since           The Juan Trippe                     40          Director of Aetna,
Box 208200                     Nominating      Portfolio       Professor in the Practice                       Inc. (insurance
New Haven, Connecticut         and Audit       Inception       of International Trade,                         company); Director
06520-8200                     Committee                       Finance and Business                            of CarMax Group
                               Member                          from July 2005 to present;                      (used car dealers)
Date of Birth: 10/29/46                                        Partner and Chairman
                                                               of Garten Rothkopf
                                                               (consulting firm) from
                                                               October 2005 to present;
                                                               Dean of Yale School of
                                                               Management from
                                                               November 1995 to
                                                               June 2005

Peter F. Krogh                 Trustee,        Since           Dean Emeritus and                   40          Director of Carlisle
301 ICC                        Nominating      Portfolio       Distinguished Professor                         Companies
Georgetown University          and Audit       Inception       of International Affairs                        Incorporated
Washington, DC 20057           Committee                       at the Edmund A.                                (diversified
                               Member                          Walsh School of                                 manufacturing
Date of Birth: 02/11/37                                        Foreign Service,                                company)
                                                               Georgetown University
                                                               from June 1995
                                                               to present

_____________

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                               TERM                                           NUMBER OF
                                               OF OFFICE 1                                    PORTFOLIOS IN
                                               AND                                            FUND
                               POSITION(S)     LENGTH          PRINCIPAL                      COMPLEX          OTHER
NAME, ADDRESS AND              HELD WITH       OF TIME         OCCUPATION(S) DURING           OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                  TRUST           SERVED          PAST FIVE YEARS                TRUSTEE          HELD BY TRUSTEE
---------------------------    ------------    ------------    ---------------------------    -------------    ---------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.           Trustee,        Since           Currently retired                   42          Director of Education
c/o Credit Suisse Asset        Nominating      Portfolio                                                       Management Corp.
Management, LLC                and Audit       Inception
Attn: General Counsel          Committee
466 Lexington Avenue           Member
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport            Chairman of     Trustee         Partner of Lehigh Court,            46          Director of Presstek,
Lehigh Court, LLC              the Board       Since           LLC and RZ Capital                              Inc. (digital imaging
40 East 52nd Street            of Trustees,    Portfolio       (private investment firms)                      technologies
New York, New York             Nominating      Inception       from July 2002 to present;                      company); Director of
10022                          Committee       and             Transition Adviser to                           Wood Resources, LLC.
                               Chairman        Chairman        SunGard Securities                              (plywood
Date of Birth: 07/10/48        and Audit       since           Finance, Inc. from                              manufacturing
                               Committee       2005            February 2002 to July                           company)
                               Member                          2002; President of
                                                               SunGard Securities
                                                               Finance, Inc. from 2001
                                                               to February 2002;
                                                               President of Loanet,
                                                               Inc. (on-line accounting
                                                               service) from 1997 to 2001

INTERESTED TRUSTEE

Michael E. Kenneally 2,3       Trustee         Since           Chairman and Global                 40          None
c/o Credit Suisse Asset                        2004            Chief Executive Officer
Management, LLC                                                of Credit Suisse from
Attn: General Counsel                                          March 2003 to July 2005;
466 Lexington Avenue                                           Chairman and Chief
New York, New York                                             Investment Officer of
10017-3140                                                     Banc of America Capital
                                                               Management from 1998
Date of Birth: 03/30/54                                        to March 2003


______________

2 Mr. Kenneally is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


                                               TERM OF
                                               OFFICE 1 AND
                               POSITION(S)     LENGTH
NAME, ADDRESS AND              HELD WITH       OF TIME
DATE OF BIRTH                  FUND            SERVED          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------    ------------    ------------    ----------------------------------------------------------------
OFFICERS

Steven B. Plump 3              Chief           Since           Managing Director; Associated with Credit Suisse or its
Credit Suisse Asset            Executive       2005            predecessor since 1995; Officer of other Credit Suisse Funds
Management, LLC                Officer and
466 Lexington Avenue           President
New York, New York
10017-3140

Date of Birth: 02/08/59

Michael A. Pignataro           Chief           Since           Director and Director of Fund Administration of Credit Suisse;
Credit Suisse Asset            Financial       1999            Associated with Credit Suisse or its predecessors since 1984;
Management, LLC                Officer and                     Officer of other Credit Suisse Funds
466 Lexington Avenue           Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                 Chief           Since           Director and Global Head of Compliance of Credit Suisse;
Credit Suisse Asset            Compliance      2004            Associated with Credit Suisse since July 2000; Vice President
Management, LLC                Officer                         and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                           Associates from 1998 to June 2000; Officer of other
New York, New York                                             Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                     Chief           Since           Director and Head of Legal Americas Traditional Asset
Credit Suisse Asset            Legal           2004            Management and Hedge Funds; Associated with Credit Suisse
Management, LLC                Officer                         since September 2004; Senior Associate of Shearman & Sterling
466 Lexington Avenue                                           LLP from September 2000 to September 2004; Senior Counsel
New York, New York                                             of the SEC Division of Investment Management from June
10017-3140                                                     1997 to September 2000; Officer of other Credit Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao                   Vice            Since           Director and Legal Counsel of Credit Suisse; Associated with
Credit Suisse Asset            President       2004            Credit Suisse since July 2003; Associated with the law firm of
Management, LLC                and                             Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other
466 Lexington Avenue           Secretary                       Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert Rizza                   Assistant       Since           Vice President of Credit Suisse; Associated with CSAM since
Credit Suisse Asset            Treasurer       2002            1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65


_________________

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Trust. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

      The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
TAX INFORMATION LETTER
December 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

      Corporate Shareholders should note for the year ended December 31, 2005, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100%.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

      Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

      o     By calling 1-800-222-8977

      o     On the Portfolio's website, www.credit-suisse.com/us

      o On the website of the Securities and Exchange Commission, http://www.sec.gov.

      The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE [LOGO]


P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 o www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      TRBLC-AR-1205

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $113,206                               $162,775
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees(1)                    $36,000                                $25,200
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees(2)                              $18,609                                $19,544
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $167,815                               $207,519
---------------------------------------- -------------------------------------- --------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's third quarter 2004 Form N-Q filing ($12,000) and the registrant's semi-annual financial statements ($24,000 for 2004 and $25,200 for 2005).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("Credit Suisse"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2004 and December 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Credit Suisse or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2004 and December 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2004 and December 31, 2005 were $54,609 and $44,744, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.


ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE TRUST

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  ----------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  March 8, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  March 8, 2006